                                                           File Nos. 333-25473
                                                                      811-3859


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                               [X]


                            Pre-Effective Amendment No.                      [ ]



                            Post-Effective Amendment No. 15                  [X]
                                     and/or


                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                             [X]


                                Amendment No. 16
                        (Check appropriate box or boxes)


                            VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     Anchor National Life Insurance Company
                               (Name of Depositor)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                              Christine A. Nixon, Esq.
                     Anchor National Life Insurance Company
                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
                     (Name and Address of Agent for Service)

Title
of Securities
Being Registered
----------------
Flexible Payment
Deferred Annuity
Contracts





It is proposed that this filing will become effective:
        -- immediately upon filing pursuant to paragraph (b) of Rule 485 on _______________ pursuant to paragraph (b) of Rule 485
        X  60 days after filing pursuant to paragraph (a) of Rule 485 on ___________, 2000 pursuant to paragraph (a) of Rule 485



The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), shall determine.

                            VARIABLE SEPARATE ACCOUNT

                              Cross Reference Sheet

                               PART A - PROSPECTUS


Item Number in Form N-4                                   Caption
-----------------------                                   -------
1.      Cover Page.............................           Cover Page

2.      Definitions............................           Definitions

3.      Synopsis...............................           Profile; Fee Tables;
                                                          Portfolio Expenses;
                                                          Examples


4.      Condensed Financial Information........           Appendix A -
                                                          Condensed Financial
                                                          Information

5.      General Description of Registrant,
        Depositor and Portfolio Companies......           Polaris II/PolarisAmerica
                                                          Variable Annuity; Other
                                                          Information

6.      Deductions.............................           Expenses

7.      General Description of
        Variable Annuity Contracts.............           Polaris II/The PolarisAmerica
                                                          Variable Annuity; Purchasing a
                                                          Polaris II/PolarisAmerica
                                                          Variable Annuity Contract;
                                                          Investment Options

8.      Annuity Period.........................           Income Options

9.      Death Benefit..........................           Death Benefit

10.     Purchases and Contract Value...........           Purchasing a Polaris II/
                                                          PolarisAmerica Variable
                                                          Annuity Contract

11.     Redemptions............................           Access To Your Money

12.     Taxes..................................           Taxes

13.     Legal Proceedings......................           Other Information - Legal
                                                          Proceedings

14.     Table of Contents of Statement
        of Additional Information..............           Table of Contents of
                                                          Statement of Additional
                                                          Information


               PART B - STATEMENT OF ADDITIONAL INFORMATION

        Certain information required in part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


Item Number in Form N-4                             Caption
-----------------------                             -------
15.     Cover Page.............................     Cover Page

16.     Table of Contents......................     Table of Contents

17.     General Information and History........     The Polaris II/PolarisAmerica
                                                    Variable Annuity (P); Separate
                                                    Account; General Account;
                                                    Investment Options (P);
                                                    Other Information

18.     Services...............................     Other Information (P)

19.     Purchase of Securities Being Offered...     Purchasing a Polaris II/
                                                    PolarisAmerica Variable
                                                    Annuity Contract (P)

20.     Underwriters...........................     Distribution of Contracts

21.     Calculation of Performance Data........     Performance Data

22.     Annuity Payments.......................     Income Options (P);
                                                    Income Payments;
                                                    Annuity Unit Values

23.     Financial Statements...................     Depositor: Other
                                                    Information - Financial
                                                    Statements; Registrant:
                                                    Financial Statements


                                     PART C


        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                              [POLARIS II PROFILE LOGO]

THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE POLARIS(II) VARIABLE ANNUITY. THIS VARIABLE ANNUITY PROVIDES AN OPTIONAL BONUS FEATURE CALLED "PRINCIPAL REWARDS." IF YOU ELECT THIS FEATURE, IN EXCHANGE FOR ANY BONUS CREDITED TO YOUR CONTRACT, YOUR SURRENDER CHARGE SCHEDULE WILL BE LONGER AND GREATER THAN IF YOU CHOSE NOT TO ELECT THIS FEATURE. THESE WITHDRAWAL CHARGES MAY OFFSET THE VALUE OF THE BONUS, IF YOU MAKE AN EARLY WITHDRAWAL. THE ANNUITY IS MORE FULLY DESCRIBED IN THE PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY.


                               December 26, 2000


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                      1. THE POLARIS(II) VARIABLE ANNUITY
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The Polaris(II) Variable Annuity is a contract between you and Anchor National Life Insurance Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. Tax deferral means all your money, including the amount you would otherwise pay in current income taxes, remains in your contract to generate more earnings. Your money could grow faster than it would in a comparable taxable investment.

Polaris(II) offers a diverse selection of money managers, investment options and other programs. You may divide your money among any or all 31 variable portfolios and 5 fixed account options. Additionally, if you do not elect to participate in the Principal Rewards Program, you may also allocate money to the 2 dollar cost averaging ("DCA") fixed account options. To the extent you invest in the variable portfolios, your investment is not guaranteed. The value of your Polaris(II) contract can fluctuate up and down, based on the performance of the underlying investments you select and you may experience a loss.

The variable portfolios offer professionally managed investment choices with goals ranging from capital preservation to aggressive growth. Your choices for the various investment options are found on the next page.

The contract also offers 5 fixed account options and, if you do not elect to participate in the Principal Rewards Program, 2 DCA fixed account options for different time periods. Each may have a different interest rate. Interest rates are guaranteed by Anchor National.

Like most annuities, the contract has an accumulation phase and an income phase. During the accumulation phase, you invest money in your contract. Your earnings are based on the investment performance of the variable portfolios to which your money is allocated and/or the interest rate(s) earned on the fixed account option(s) in which you invest. You may withdraw money from your contract during the accumulation phase. However, as with other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. A federal tax penalty may apply if you make withdrawals before age 59 1/2.

During the income phase, you may receive income payments from your annuity. Your income payments may be fixed in dollar amount, vary with investment performance or a combination of both, depending on where your money is allocated. Among other factors, the amount of money you are able to accumulate in your contract during the accumulation phase will affect the amount of your income payments during the income phase.
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                               2. INCOME OPTIONS
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You can select from one of five income options:

   (1) payments for your lifetime;

   (2) payments for your lifetime and your survivor's lifetime;

   (3) payments for your lifetime and your survivor's lifetime, but for not less than 10 or 20 years;

   (4) payments for your lifetime, but for not less than 10 or 20 years; and

   (5) payments for a specified period of 5 to 30 years.

You will also need to decide when your income payments begin and if you want your income payments to fluctuate with investment performance or remain constant. Once you begin receiving income payments, you cannot change your income option.

If your contract is part of a non-qualified retirement plan (one that is established with after-tax dollars), payments during the income phase are considered partly a return of your


The information in the prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

original investment. The "original investment" part of each payment is not taxable as income. For contracts which are part of a qualified retirement plan using before-tax dollars, the entire income payment is taxable as income.

In addition to the above income options, you may elect to take income payments under the income protector feature, subject to the provisions thereof.
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                      3. PURCHASING A POLARIS(II) VARIABLE
                                ANNUITY CONTRACT
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You can buy a contract through your financial representative, who can also help you complete the proper forms. For non-qualified contracts, the minimum initial purchase payment is $5,000 and subsequent amounts of $500 or more may be added to your contract at any time during the accumulation phase. For qualified contracts, the minimum initial purchase payment is $2,000 and subsequent amounts of $250 or more may be added to your contract at any time during the accumulation phase.

You may elect to participate in the Principal Rewards Program when you apply for your contract. Under this program, we add an amount to your contract (an "initial payment enhancement") each time you invest a purchase payment. Additionally, we may also pay an amount to your contract at a future date (a "deferred payment enhancement"). Payment enhancement amounts are calculated as a percentage of each purchase payment. The Principal Rewards Program may not be available to you. Please check with your financial representative regarding availability of this program.

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                             4. INVESTMENT OPTIONS
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You may allocate money to the following variable portfolios of the Anchor Series Trust and/or the SunAmerica Series Trust:

ANCHOR SERIES TRUST
  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
      - Capital Appreciation Portfolio
      - Growth Portfolio
      - Natural Resources Portfolio
      - Government and Quality Bond Portfolio

SUNAMERICA SERIES TRUST
  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
      - Global Equities Portfolio
      - Alliance Growth Portfolio
      - Growth-Income Portfolio
  MANAGED BY DAVIS SELECTED ADVISERS, L.P.
      - Davis Venture Value Portfolio
      - Real Estate Portfolio
  MANAGED BY FEDERATED INVESTORS
      - Federated Value Portfolio
      - Telecom Utility Portfolio
      - Corporate Bond Portfolio
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT/   GOLDMAN SACHS ASSET MANAGEMENT
INTERNATIONAL
      - Asset Allocation Portfolio
      - Global Bond Portfolio
      - Goldman Sachs Research Portfolio
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      - MFS Mid-Cap Growth Portfolio
      - MFS Growth and Income Portfolio
      - MFS Total Return Portfolio
  MANAGED BY MORGAN STANLEY ASSET MANAGEMENT
      - International Diversified Equities Portfolio
      - Worldwide High Income Portfolio
      - Technology Portfolio
  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, INC.
      - Putnam Growth Portfolio
      - International Growth and Income Portfolio
      - Emerging Markets Portfolio
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
      - Aggressive Growth Portfolio
      - "Dogs" of Wall Street Portfolio
      - SunAmerica Balanced Portfolio
      - High-Yield Bond Portfolio
      - Cash Management Portfolio
      - Growth Opportunities Portfolio
      - Blue Chip Growth Portfolio

You may also allocate money to the 1-year fixed account option or the 3, 5, 7 and 10-year market value adjustment ("MVA") fixed account options and, under certain circumstances, the 6-month and 1-year DCA fixed account options.

The interest rates applicable for these fixed account options may differ from time to time, however, we will never credit less than a 3% annual effective rate. Once established, the rate will not change during the selected period. Your contract value will be adjusted up or down for withdrawals or transfers from the 3, 5, 7 and 10-year fixed account options prior to the end of the guarantee period.
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                                  5. EXPENSES
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Each year, we deduct a $35 contract maintenance fee ($30 in North Dakota) from your contract. We also deduct insurance charges which equal 1.52% annually of the average daily value of your contract allocated to the variable portfolios.

As with other professionally managed investments, there are investment charges imposed on contracts with money allocated to the variable portfolios. We estimate these fees to range from .53 to 1.90.

If you take money out of your contract, you may be assessed a withdrawal charge which is a percentage of purchase payments. The percentage declines over the time the money is in the contract. The withdrawal charge schedule also varies dependent upon whether you elect to participate in the

Principal Rewards Program when you purchase your contract. The two withdrawal charge schedules are as follows:

WITHDRAWAL CHARGE WITHOUT THE PRINCIPAL REWARDS PROGRAM (SCHEDULE A)

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      YEAR           1        2        3        4        5        6        7        8
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 WITHDRAWAL
 CHARGE              7%       6%       5%       4%       3%       2%       1%       0%
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WITHDRAWAL CHARGE WITH THE PRINCIPAL REWARDS PROGRAM (SCHEDULE B)

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      YEAR           1        2        3        4        5        6        7        8        9        10
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 WITHDRAWAL
 CHARGE              9%       9%       8%       7%       6%       5%       4%       3%       2%       0%
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These higher potential withdrawal charges may compensate us for the expenses associated with the Principal Rewards Program.

Each year, you are allowed to make 15 transfers without charge. After your first 15 free transfers, a $25 transfer fee ($10 in Pennsylvania and Texas) applies to each subsequent transfer.

In a limited number of states, you may also be charged for a state premium tax of up to 3.5% depending upon the state.

The following chart is designed to help you understand the charges in your contract. The column "Total Annual Charges" shows the total of the 1.52% insurance charges, the $35 contract maintenance fee and the investment charges for each variable portfolio. We converted the contract maintenance fee to a percentage using an assumed contract size of $40,000. The actual impact of this charge on your contract may differ from this percentage.

The next two columns show two examples of the charges you would pay under the contract. The examples assume that you invested $1,000 in a contract which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. The premium tax is assumed to be 0% in both examples.

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                                                                                        EXAMPLES:
                                                                                     TOTAL EXPENSES       WITHOUT/WITH
                                                                                        AT END OF          PRINCIPAL
                                                                                         1 YEAR             REWARDS
                                  TOTAL ANNUAL    TOTAL ANNUAL                        WITHOUT/WITH       TOTAL EXPENSES
                                   INSURANCE       INVESTMENT       TOTAL ANNUAL        PRINCIPAL          AT END OF
 ANCHOR SERIES TRUST PORTFOLIO      CHARGES         CHARGES           CHARGES        REWARDS PROGRAM        10 YEARS
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Capital Appreciation                 1.61%            .67%             2.28%            $ 93/$115          $258/$263
Growth                               1.61%            .73%             2.34%            $ 93/$116          $265/$270
Natural Resources                    1.61%           1.00%             2.61%            $ 96/$118          $295/$301
Government and Quality Bond          1.61%            .66%             2.27%            $ 93/$115          $257/$262
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SUNAMERICA SERIES TRUST PORTFOLIO
Technology+                          1.61%           1.55%             3.16%            $102/$124          $358/$365
Emerging Markets*                    1.61%           1.90%             3.51%            $105/$128          $397/$405
International Diversified
  Equities                           1.61%           1.22%             2.83%            $ 98/$121          $320/$327
Global Equities                      1.61%            .84%             2.45%            $ 94/$117          $277/$283
International Growth and Income*     1.61%           1.21%             2.82%            $ 98/$121          $319/$326
Growth Opportunities+                1.61%           1.00%             2.61%            $ 96/$118          $295/$301
Aggressive Growth*                   1.61%            .75%             2.36%            $ 94/$116          $267/$272
MFS Mid-Cap Growth*                  1.61%           1.15%             2.76%            $ 98/$120          $312/$318
Real Estate*                         1.61%            .92%             2.53%            $ 95/$118          $286/$292
Blue Chip Growth+                    1.61%            .85%             2.46%            $ 95/$117          $278/$283
Putnam Growth                        1.61%            .80%             2.41%            $ 94/$116          $273/$278
Goldman Sachs Research+              1.61%           1.35%             2.96%            $100/$122          $335/$342
Alliance Growth                      1.61%            .63%             2.24%            $ 92/$115          $253/$258
"Dogs" of Wall Street*               1.61%            .67%             2.28%            $ 93/$115          $258/$263
Davis Venture Value                  1.61%            .74%             2.35%            $ 93/$116          $266/$271
Federated Value*                     1.61%            .77%             2.38%            $ 94/$116          $269/$275
MFS Growth and Income                1.61%            .75%             2.36%            $ 94/$116          $267/$272
Growth-Income                        1.61%            .56%             2.17%            $ 92/$114          $245/$250
Telecom Utility*,(1)                 1.61%            .84%             2.45%            $ 94/$117          $277/$283
Asset Allocation                     1.61%            .63%             2.24%            $ 92/$115          $253/$258
MFS Total Return                     1.61%            .75%             2.36%            $ 94/$116          $267/$272
SunAmerica Balanced*                 1.61%            .66%             2.27%            $ 93/$115          $257/$262
Worldwide High Income                1.61%           1.12%             2.73%            $ 97/$120          $309/$315
High-Yield Bond                      1.61%            .67%             2.28%            $ 93/$115          $258/$263
Corporate Bond                       1.61%            .71%             2.32%            $ 93/$115          $262/$268
Global Bond                          1.61%            .84%             2.45%            $ 94/$117          $277/$283
Cash Management                      1.61%            .53%             2.14%            $ 91/$114          $242/$247
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* For these Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep operating expenses at or below an established maximum amount. All waivers or reimbursements may be terminated at any time. For more detailed information, see Fee Tables and Examples in the prospectus.

+ This portfolio was not available for sale during fiscal year 2000. The Total Annual Investment Charges are based on estimated amounts for the current fiscal year.

(1) Formerly named Utility Portfolio. The name change will not result in any modifications to the portfolio's principal investment goal or fundamental investment policies.

If you elect Estate Advantage [0.25]; (the highest applicable charge for Estate Advantage)



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                                                                                            EXAMPLES:
                                                                                         TOTAL EXPENSES       WITHOUT/WITH
                                                                                            AT END OF          PRINCIPAL
                                                                                             1 YEAR             REWARDS
                                                         TOTAL ANNUAL                     WITHOUT/WITH       TOTAL EXPENSES
                                    TOTAL ANNUAL          INVESTMENT    TOTAL ANNUAL        PRINCIPAL          AT END OF
ANCHOR SERIES TRUST PORTFOLIO     INSURANCE CHARGES        CHARGES        CHARGES        REWARDS PROGRAM        10 YEARS
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Capital Appreciation            1.86% (1.61% + [0.25]%)     0.67%              %            $                  $
Growth                          1.86% (1.61% + [0.25]%)     0.73%              %            $                  $
Natural Resources               1.86% (1.61% + [0.25]%)     1.00%              %            $                  $
Government and Quality Bond     1.86% (1.61% + [0.25]%)     0.66%              %            $                  $
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SUNAMERICA SERIES TRUST PORTFOLIO
Technology+                     1.86% (1.61% + [0.25]%)     1.55%              %            $                  $
Emerging Markets*               1.86% (1.61% + [0.25]%)     1.90%              %            $                  $
International Diversified
  Equities                      1.86% (1.61% + [0.25]%)     1.22%              %            $                  $
Global Equities                 1.86% (1.61% + [0.25]%)     0.84%              %            $                  $
International Growth and
  Income*                       1.86% (1.61% + [0.25]%)     1.21%              %            $                  $
Growth Opportunities+           1.86% (1.61% + [0.25]%)     1.00%              %            $                  $
Aggressive Growth*              1.86% (1.61% + [0.25]%)     0.75%              %            $                  $
MFS Mid-Cap Growth*             1.86% (1.61% + [0.25]%)     1.15%              %            $                  $
Real Estate*                    1.86% (1.61% + [0.25]%)     0.92%              %            $                  $
Blue Chip Growth+               1.86% (1.61% + [0.25]%)     0.85%              %            $                  $
Putnam Growth                   1.86% (1.61% + [0.25]%)     0.80%              %            $                  $
Goldman Sachs Research+         1.86% (1.61% + [0.25]%)     1.35%              %            $                  $
Alliance Growth                 1.86% (1.61% + [0.25]%)     0.63%              %            $                  $
"Dogs" of Wall Street*          1.86% (1.61% + [0.25]%)     0.67%              %            $                  $
Davis Venture Value             1.86% (1.61% + [0.25]%)     0.74%              %            $                  $
Federated Value*                1.86% (1.61% + [0.25]%)     0.77%              %            $                  $
MFS Growth and Income           1.86% (1.61% + [0.25]%)     0.75%              %            $                  $
Growth-Income                   1.86% (1.61% + [0.25]%)     0.56%              %            $                  $
Telecom Utility*,(1)            1.86% (1.61% + [0.25]%)     0.84%              %            $                  $
Asset Allocation                1.86% (1.61% + [0.25]%)     0.63%              %            $                  $
MFS Total Return                1.86% (1.61% + [0.25]%)     0.75%              %            $                  $
SunAmerica Balanced*            1.86% (1.61% + [0.25]%)     0.66%              %            $                  $
Worldwide High Income           1.86% (1.61% + [0.25]%)     1.12%              %            $                  $
High-Yield Bond                 1.86% (1.61% + [0.25]%)     0.67%              %            $                  $
Corporate Bond                  1.86% (1.61% + [0.25]%)     0.71%              %            $                  $
Global Bond                     1.86% (1.61% + [0.25]%)     0.84%              %            $                  $
Cash Management                 1.86% (1.61% + [0.25]%)     0.53%              %            $                  $
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* For these Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep operating expenses at or below an established maximum amount. All waivers or reimbursements may be terminated at any time. For more detailed information, see Fee Tables and Examples in the prospectus.



+ This portfolio was not available for sale during fiscal year 2000. The Total
  Annual Investment Charges are based on estimated amounts for the current fiscal year.



(1) Formerly named Utility Portfolio. The name change will not result in any modifications to the portfolio's principal investment goal or fundamental investment policies.


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                                    6. TAXES
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Unlike taxable investments where earnings are taxed in the year they are earned, taxes on amounts earned in a non-qualified contract are deferred until they are withdrawn. In a qualified contract, all amounts are taxable when they are withdrawn.

When you begin taking distributions or withdrawals from your contract, earnings are considered to be taken out first and will be taxed at your ordinary income rate. You may be subject to a 10% federal tax penalty for distributions or withdrawals before age 59 1/2.
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                            7. ACCESS TO YOUR MONEY
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During the first year, you may withdraw free of a withdrawal charge an amount that is equal to the penalty-free earnings in your contract as of the date you make the withdrawal or, if you participate in the systematic withdrawal program, you may withdraw 10% of your total invested amount less any withdrawals made during the year. The penalty-free earnings amount is calculated by taking the value of your contract on the day you make the withdrawal and subtracting your total invested amount. After the first year, your maximum free withdrawal amount is the greater of: (1) the penalty-free earnings or (2) 10% of your total invested amount that has been invested for at least one year, less any withdrawals made during the year. Withdrawals in excess of these limits will be assessed a withdrawal charge.

If you withdraw your entire contract value and you have purchase payments still subject to withdrawal charges, we will recoup any withdrawal charges which would have been due if your prior free withdrawals had not been free. After a purchase payment has been in the contract for seven years, or nine years if you participate in the principal rewards program, there are no withdrawal charges on that purchase payment.

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                                 8. PERFORMANCE
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When you invest in the Polaris(II) Variable Annuity, your money is actually invested in the underlying portfolios of the Anchor Series Trust and/or the SunAmerica Series Trust. The value of your annuity will fluctuate depending upon the investment performance of the portfolio(s) you choose.

The following chart shows total returns for each portfolio for the time periods shown. These numbers reflect the insurance charges, the contract maintenance fee and the investment charges. Withdrawal charges are not reflected in the chart. Past performance is no guarantee of future results.

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         ANCHOR SERIES              CALENDAR         CALENDAR
        TRUST PORTFOLIO            YEAR 1999        YEAR 1998
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  Capital Appreciation                65.30%           20.27%
  Growth                              24.95%           26.93%
  Natural Resources                   39.28%          (18.80)%
  Government and Quality Bond         (3.15)%           7.42%
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SUNAMERICA SERIES
TRUST PORTFOLIO
  Technology+                            --               --
  Emerging Markets                    74.55%          (25.62)%
  International Diversified
    Equities                          22.60%           16.60%
  Global Equities                     28.87%           20.86%
  International Growth and
    Income                            22.29%            9.03%
  Growth Opportunities+                  --               --
  Aggressive Growth                   81.80%           15.55%
  MFS Mid-Cap Growth                     --**             --
  Real Estate                         (8.98)%         (16.76)%
  Blue Chip Growth+                      --               --
  Putnam Growth                       27.69%           32.60%
  Goldman Sachs Research+                --               --
  Alliance Growth                     31.04%           49.83%
  "Dogs" of Wall Street               (8.57)%          (1.83)%
  Davis Venture Value                 14.33%           11.96%
  Federated Value                      4.53%           16.05%
  MFS Growth and Income                4.28%           27.22%
  Growth-Income                       28.03%           28.74%
  Telecom Utility                      0.16%           12.21%
  Asset Allocation                     7.76%            1.67%
  MFS Total Return                     1.25%           17.64%
  SunAmerica Balanced                 19.49%           22.67%
  Worldwide High Income               17.37%          (18.45)%
  High-Yield Bond                      4.85%           (4.51)%
  Corporate Bond                      (3.38)%           4.31%
  Global Bond                         (2.57)%           9.04%
  Cash Management                      3.20%            3.51%
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    The total returns listed here do not take into account the effect of any payment enhancement made under the Principal Rewards Program.
**  This portfolio was not available for sale for a full calendar year.
+   Not available for sale until July 5, 2000.

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                                9. DEATH BENEFIT
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If you should die during the accumulation phase, your beneficiary will receive a death benefit. You must select from the two death benefit options described below at the time you purchase your contract. Once selected, your death benefit may not be changed. You should discuss with your financial representative the options available to you and which option is best for you.

     OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION:

The death benefit is the greater of:

(1) the value of your contract at the time we receive satisfactory proof of death; or

(2) total purchase payments less withdrawals (and any fees or charges applicable to such withdrawals), compounded at a 4% annual growth rate until the date of death (3% growth rate if 70 or older at the time of contract issue) plus any purchase payments less withdrawals recorded after the date of death (and any fees or charges applicable to such withdrawals); or

(3) the value of your contract on the seventh contract anniversary, plus any purchase payments since the seventh anniversary and less any withdrawals (and any fees or charges applicable to such withdrawals), all compounded at a 4% annual growth rate until the date of death (3% if 70 or older at the time of contract issue) plus any purchase payments less withdrawals recorded after the date of death (and any fees or charges applicable to such withdrawals).

     OPTION 2 - MAXIMUM ANNIVERSARY OPTION:

The death benefit is the greater of:

(1) the value of your contract at the time we receive satisfactory proof of death; or

(2) total purchase payments less any withdrawals (and any fees or charges applicable to such withdrawals); or

(3) the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the value of your contract on a contract anniversary plus any purchase payments and less any withdrawals (and any fees or charges applicable to such withdrawals) since that anniversary.


In addition, for a fee you may elect the Estate Advantage feature, that can increase your selected death benefit when payable. This feature is not available if you are over the age of 80 at the time of contract issue.


If you participate in the principal rewards program and die prior to a deferred payment enhancement date, we will not allocate the corresponding deferred payment enhancement(s) to your contract.

If you are age 90 or older at the time of death and selected the option 2 death benefit, the death benefit will be equal to the value of your contract at the time we receive satisfactory proof of death.

                ----------------------------------------------------------------
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                             10. OTHER INFORMATION
                ----------------------------------------------------------------
                ----------------------------------------------------------------

FREE LOOK: You may cancel your contract within ten days (or longer if required by your state) by mailing it to our Annuity Service Center. Your contract will be treated as void on the date we receive it and we will pay you an amount equal to the value of your contract on the day we receive your request (unless otherwise required by state law) less the free look payment enhancement deduction. The amount returned to you may be more or less than the money you initially invested.

PRINCIPAL REWARDS PROGRAM: If elected by you, we add an amount to your contract (an "upfront payment enhancement") each time you submit a purchase payment. Additionally, we may also add an amount to your contract at a future date (a "deferred payment enhancement"). Payment enhancement amounts are calculated as a percentage of your purchase payment amount and are treated as earnings under your contract. The program may not be available to you. Please check with your financial representative regarding the availability of this program.

ASSET ALLOCATION REBALANCING PROGRAM: If elected by you, this program seeks to keep your investment in line with your goals. We will maintain your specified allocation mix in the variable portfolios and the 1-year fixed account option by readjusting your money on a calendar quarter, semiannual or annual basis.

SYSTEMATIC WITHDRAWAL PROGRAM: If elected by you, this program allows you to receive either monthly, quarterly, semiannual or annual checks during the accumulation phase. Systematic withdrawals may also be electronically transferred to your bank account. Of course, withdrawals may be taxable and a 10% federal tax penalty may apply if you are under age 59 1/2.

PRINCIPAL ADVANTAGE PROGRAM: If elected by you, this program allows you to obtain growth potential without any market risk to your principal. We will guarantee that the portion of your money allocated to the 1, 3, 5, 7 or 10-year fixed account option will grow to equal your principal investment when it is allocated in accordance with the program.

DOLLAR COST AVERAGING: If elected by you, this program allows you to invest gradually in the variable portfolios from any of the variable portfolios or the 1-year fixed account option. You may also invest in the variable portfolios from the 6-month DCA fixed account option or the 1-year DCA fixed account option if you do not participate in the principal rewards program.

AUTOMATIC PAYMENT PLAN: You can add to your contract directly from your bank account with as little as $20 per month.

CONFIRMATIONS AND QUARTERLY STATEMENTS: During the accumulation phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately.

During the accumulation and income phases, you will receive a statement of your transactions over the past quarter and a summary of your account values.
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                                 11. INQUIRIES
                ----------------------------------------------------------------
                ----------------------------------------------------------------

If you have questions about your contract or need to make changes, call your financial representative or contact us at:

     Anchor National Life Insurance Company
     Annuity Service Center
     P.O. Box 54299
     Los Angeles, California 90054-0299
     Telephone Number: (800) 445-SUN2

If money accompanies your correspondence, you should direct it to:

     Anchor National Life Insurance Company
     P.O. Box 100330
     Pasadena, California 91189-0001

                               [POLARIS II LOGO]

                                   PROSPECTUS

                               DECEMBER 26, 2000



Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                issued by
future reference. It contains                 ANCHOR NATIONAL LIFE INSURANCE COMPANY
important information about the                 in connection with
Polaris(II) Variable Annuity.                 VARIABLE SEPARATE ACCOUNT
                                              The annuity has 38 investment choices -7 fixed account
To learn more about the annuity               options and 31 Variable Portfolios listed below. The 7 fixed
offered by this prospectus, you can           account options include specified periods of 1, 3, 5, 7 and
obtain a copy of the Statement of             10 years and DCA accounts for 6-month and 1-year periods.
Additional Information ("SAI") dated          The 31 Variable Portfolios are part of the Anchor Series
December 26, 2000. The SAI has been           Trust or the SunAmerica Series Trust.
filed with the Securities and
Exchange Commission ("SEC") and is            ANCHOR SERIES TRUST:
incorporated by reference into this           MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
prospectus. The Table of Contents of          - Capital Appreciation Portfolio
the SAI appears on page 27 of this            - Growth Portfolio
prospectus. For a free copy of the            - Natural Resources Portfolio
SAI, call us at (800) 445-SUN2 or             - Government and Quality Bond Portfolio
write to us at our Annuity Service
Center, P.O. Box 54299, Los Angeles,          SUNAMERICA SERIES TRUST:
California 90054-0299.                        MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
                                              - Global Equities Portfolio
In addition, the SEC maintains a              - Alliance Growth Portfolio
website (http://www.sec.gov) that             - Growth-Income Portfolio
contains the SAI, materials                   MANAGED BY DAVIS SELECTED ADVISERS, L.P.
incorporated by reference and other           - Davis Venture Value Portfolio
information filed electronically with         - Real Estate Portfolio
the SEC by Anchor National.                   MANAGED BY FEDERATED INVESTORS
                                              - Federated Value Portfolio
ANNUITIES INVOLVE RISKS, INCLUDING            - Telecom Utility Portfolio
POSSIBLE LOSS OF PRINCIPAL, AND ARE           - Corporate Bond Portfolio
NOT A DEPOSIT OR OBLIGATION OF, OR            MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT/
GUARANTEED OR ENDORSED BY, ANY BANK.          GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
THEY ARE NOT FEDERALLY INSURED BY THE         - Asset Allocation Portfolio
FEDERAL DEPOSIT INSURANCE                     - Global Bond Portfolio
CORPORATION, THE FEDERAL RESERVE              - Goldman Sachs Research Portfolio
BOARD OR ANY OTHER AGENCY.                    MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                              - MFS Mid-Cap Growth Portfolio
This variable annuity provides an             - MFS Growth and Income Portfolio
optional bonus feature called                 - MFS Total Return Portfolio
"Principal Rewards". If you elect             MANAGED BY MORGAN STANLEY ASSET MANAGEMENT
this feature, in exchange for bonuses         - International Diversified Equities Portfolio
credited to your contract, your               - Worldwide High Income Portfolio
surrender charge schedule will be             - Technology Portfolio
longer and greater than if you chose          MANAGED BY PUTNAM INVESTMENT MANAGEMENT, INC.
not to elect this feature. These              - Putnam Growth Portfolio
withdrawal charges may offset the             - International Growth and Income Portfolio
value of any bonus, if you make an            - Emerging Markets Portfolio
early withdrawal.                             MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                              - Aggressive Growth Portfolio
                                              - "Dogs" of Wall Street Portfolio
                                              - SunAmerica Balanced Portfolio
                                              - High-Yield Bond Portfolio
                                              - Cash Management Portfolio
                                              - Blue Chip Growth Portfolio
                                              - Growth Opportunities Portfolio


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.


The information in the prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

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                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
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Anchor National is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:


WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
7 World Trade Center, 13th Fl.
New York, NY 10048

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the separate account, Anchor National and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.

Anchor National will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to Anchor National's Annuity Service Center, as follows:
       Anchor National Life Insurance Company
       Annuity Service Center
       P.O. Box 54299
       Los Angeles, California 90054-0299
       Telephone Number: (800) 445-SUN2

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         SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION
----------------------------------------------------------------
----------------------------------------------------------------

Indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided to Anchor National's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for Anchor National's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of Anchor National in connection with the securities registered under this prospectus, Anchor National will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. Anchor National will be governed by final judgment of the issue. However, if in the opinion of Anchor National's counsel, this issue has been determined by controlling precedent, Anchor National will not submit the issue to a court for determination.

 ------------------------------------------------------------------
 ------------------------------------------------------------------
                         TABLE OF CONTENTS
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE.............     2
 SECURITIES AND EXCHANGE COMMISSION POSITION ON
   INDEMNIFICATION...........................................     2
 GLOSSARY....................................................     3
 FEE TABLES..................................................     4
       Owner Transaction Expenses............................     4
       Contract Maintenance Fee..............................     4
       Annual Separate Account Expenses......................     4
       Optional Estate Advantage Fee.........................     4
       Portfolio Expenses....................................     4
 EXAMPLES....................................................     5
 THE POLARIS(II) VARIABLE ANNUITY............................     9
 PURCHASING A POLARIS(II) VARIABLE ANNUITY...................    10
       Allocation of Purchase Payments.......................    10
       Principal Rewards Program.............................    10
       Current Enhancement Levels............................    11
       Accumulation Units....................................    11
       Free Look.............................................    12
 INVESTMENT OPTIONS..........................................    12
       Variable Portfolios...................................    12
       Anchor Series Trust...................................    12
       SunAmerica Series Trust...............................    12
       Fixed Account Options.................................    13
       Market Value Adjustment ("MVA").......................    13
       Transfers During the Accumulation Phase...............    14
       Dollar Cost Averaging.................................    14
       Asset Allocation Rebalancing Program..................    15
       Principal Advantage Program...........................    15
       Voting Rights.........................................    16
       Substitution..........................................    16
 ACCESS TO YOUR MONEY........................................    16
       Systematic Withdrawal Program.........................    17
       Nursing Home Waiver...................................    17
       Minimum Contract Value................................    17
 DEATH BENEFIT...............................................    17
       Purchase Payment Accumulation Option..................    18
       Maximum Anniversary Option............................    18
       Estate Advantage......................................    18
       Spousal Continuation..................................    19
 EXPENSES....................................................    20
       Insurance Charges.....................................    20
       Withdrawal Charges....................................    20
       Investment Charges....................................    20
       Contract Maintenance Fee..............................    20
       Transfer Fee..........................................    21
       Estate Advantage Fee..................................    21
       Premium Tax...........................................    21
       Income Taxes..........................................    21
       Reduction or Elimination of Charges and Expenses, and
       Additional Amounts Credited...........................    21
 INCOME OPTIONS..............................................    21
       Annuity Date..........................................    21
       Income Options........................................    22
       Fixed or Variable Income Payments.....................    22
       Income Payments.......................................    22
       Transfers During the Income Phase.....................    22
       Deferment of Payments.................................    22
       The Income Protector Feature..........................    22
 TAXES.......................................................    24
       Annuity Contracts in General..........................    24
       Tax Treatment of Distributions - Non-Qualified
       Contracts.............................................    24
       Tax Treatment of Distributions - Qualified
       Contracts.............................................    24
       Minimum Distributions.................................    25
       Diversification.......................................    25
 PERFORMANCE.................................................    25
 OTHER INFORMATION...........................................    25
       Anchor National.......................................    25
       The Separate Account..................................    26
       The General Account...................................    26
       Distribution of the Contract..........................    26
       Administration........................................    26
       Legal Proceedings.....................................    26
       Ownership.............................................    26
       Custodian.............................................    27
       Independent Accountants...............................    27
       Registration Statement................................    27
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....
                                                                 27
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............   A-1
 APPENDIX B -- PRINCIPAL REWARDS PROGRAM DEFERRED PAYMENT
   ENHANCEMENT EXAMPLES......................................   B-1
 APPENDIX C -- MARKET VALUE ADJUSTMENT ("MVA")...............   C-1
 APPENDIX D -- PREMIUM TAXES.................................   D-1
 ------------------------------------------------------------------
 ------------------------------------------------------------------
                              GLOSSARY
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation
 Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 COMPANY - Anchor National Life Insurance Company, We, Us, the
 insurer which issues this contract.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account
 ("IRA").
 PAYMENT ENHANCEMENT(S) - The amount(s) allocated to your contract by us under the Principal Rewards Program. Payment Enhancements are calculated as a percentage of your Purchase Payments and are considered earnings.
 PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.
 QUALIFIED (CONTRACT) - A contract purchased with pretax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the Anchor Series Trust and the SunAmerica
 Series Trust collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the
 Anchor Series Trust or the SunAmerica Series Trust.


ALL FINANCIAL REPRESENTATIVES OR AGENTS THAT SELL THE CONTRACTS OFFERED BY THIS PROSPECTUS ARE REQUIRED TO DELIVER A PROSPECTUS.

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                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)

YEARS:..................   1    2    3    4    5    6    7    8    9   10
Schedule A*.............  7%   6%   5%   4%   3%   2%   1%   0%   0%   0%
Schedule B**............  9%   9%   8%   7%   6%   5%   4%   3%   2%   0%

 * This schedule applies to each Purchase Payment if you are not participating in the Principal Rewards Program.
** This schedule applies to each Purchase Payment if you are participating in the Principal Rewards Program.

TRANSFER FEE..........  No charge for first 15 transfers each contract year; thereafter, fee is $25
                        ($10 in Pennsylvania and Texas) per
                        transfer

  CONTRACT MAINTENANCE FEE*
        $35 ($30 in North Dakota)
    *waived if contract value is $50,000 or more

  ANNUAL SEPARATE ACCOUNT EXPENSES
  (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

  Mortality and Expense Risk Charge................  1.37%
  Distribution Expense Charge......................  0.15%
                                                     -----
      TOTAL SEPARATE ACCOUNT EXPENSES                1.52%
                                                     =====


  OPTIONAL ESTATE ADVANTAGE FEE


 (ESTATE ADVANTAGE, AN ENHANCED DEATH BENEFIT FEATURE, IS OPTIONAL AND IF ELECTED, THE FEE IS AN ANNUALIZED CHANGE THAT IS DEDUCTED DAILY FROM YOUR CONTRACT VALUE.)


 Contract Fee as a percentage of your daily net asset value

    Contract Issue Ages [69] or younger...........  [0.20%]
    Contract Issue Ages [70] or older.............  [0.25%]
                                                    -----


                               PORTFOLIO EXPENSES

                              ANCHOR SERIES TRUST
    (AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S FISCAL YEAR ENDED
                               DECEMBER 31, 1999)

                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital Appreciation                                              .63%            .04%             .67%
-----------------------------------------------------------------------------------------------------------
Growth                                                            .68%            .05%             .73%
-----------------------------------------------------------------------------------------------------------
Natural Resources                                                 .75%            .25%            1.00%
-----------------------------------------------------------------------------------------------------------
Government and Quality Bond                                       .60%            .06%             .66%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

                            SUNAMERICA SERIES TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
              FOR THE TRUST'S FISCAL YEAR ENDED JANUARY 31, 2000)

                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Technology*                                                      1.20%            .35%            1.55%
-----------------------------------------------------------------------------------------------------------
Emerging Markets(1)                                              1.25%            .65%            1.90%
-----------------------------------------------------------------------------------------------------------
International Diversified Equities                               1.00%            .22%            1.22%
-----------------------------------------------------------------------------------------------------------
Global Equities                                                   .72%            .12%             .84%
-----------------------------------------------------------------------------------------------------------
International Growth and Income                                   .98%            .23%            1.21%
-----------------------------------------------------------------------------------------------------------
Growth Opportunities*                                             .75%            .25%            1.00%
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                                                 .70%            .05%             .75%
-----------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth(2)                                             .75%            .40%            1.15%***
-----------------------------------------------------------------------------------------------------------
Real Estate                                                       .80%            .12%             .92%
-----------------------------------------------------------------------------------------------------------
Blue Chip Growth*                                                 .70%            .15%             .85%
-----------------------------------------------------------------------------------------------------------
Putnam Growth                                                     .76%            .04%             .80%
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Research*                                          1.20%            .15%            1.35%
-----------------------------------------------------------------------------------------------------------
Alliance Growth+                                                  .60%            .03%             .63%
-----------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street**,(1)                                       .60%            .07%             .67%
-----------------------------------------------------------------------------------------------------------
Davis Venture Value                                               .71%            .03%             .74%
-----------------------------------------------------------------------------------------------------------
Federated Value                                                   .71%            .06%             .77%
-----------------------------------------------------------------------------------------------------------
MFS Growth and Income                                             .70%            .05%             .75%
-----------------------------------------------------------------------------------------------------------
Growth-Income                                                     .53%            .03%             .56%
-----------------------------------------------------------------------------------------------------------
Telecom Utility(3)                                                .75%            .09%             .84%
-----------------------------------------------------------------------------------------------------------
Asset Allocation                                                  .58%            .05%             .63%
-----------------------------------------------------------------------------------------------------------
MFS Total Return                                                  .66%            .09%             .75%
-----------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                               .62%            .04%             .66%
-----------------------------------------------------------------------------------------------------------
Worldwide High Income                                            1.00%            .12%            1.12%
-----------------------------------------------------------------------------------------------------------
High-Yield Bond                                                   .62%            .05%             .67%
-----------------------------------------------------------------------------------------------------------
Corporate Bond                                                    .62%            .09%             .71%
-----------------------------------------------------------------------------------------------------------
Global Bond                                                       .69%            .15%             .84%
-----------------------------------------------------------------------------------------------------------
Cash Management                                                   .49%            .04%             .53%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

   (1) Absent recoupment of expenses by the adviser, you would have incurred the following expenses during the last fiscal year: Emerging Markets (1.77%); and "Dogs" of Wall Street (0.67%).

   (2) Absent fee waivers or reimbursement of expenses by the adviser, you would have incurred the following expenses during the last fiscal year: MFS Mid-Cap Growth (1.17%).

   (3) Formerly named Utility Portfolio. The name change will not result in any modifications to the portfolio's principal investment goal or fundamental investment policies.

   * This portfolio was not available for sale during fiscal year 2000. The percentages are based on estimated amounts for the current fiscal year.

  ** For the "Dogs" of Wall Street portfolio for fiscal year ended January 31, 2000, the adviser recouped prior year expense reimbursements that were mathematically insignificant, resulting in the expense ratio before and after the recoupement remaining at .67%.

  *** Annualized.
     THE ABOVE PORTFOLIO EXPENSES WERE PROVIDED BY THE TRUSTS. WE HAVE NOT
            INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

--------------------------------------------------------------------------------
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                                    EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets, no participation in the Principal Rewards Program, Portfolio Expenses after waiver, reimbursement or recoupment, if applicable and:
        (a) you surrender the contract at the end of the stated time period.

        (b)you elect the Estate Advantage [maximum fee] and you surrender the contract at the end of the stated period.


        (c) you do not surrender the contract.*


        (d)you elect Estate Advantage [maximum fee] and you do not surrender the contract.



                         PORTFOLIO                             1 YEAR     3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Capital Appreciation                                          (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Growth                                                        (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Natural Resources                                             (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Government and Quality Bond                                   (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Technology                                                    (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Emerging Markets                                              (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
International Diversified Equities                            (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Global Equities                                               (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
International Growth and Income                               (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Growth Opportunities                                          (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Aggressive Growth                                             (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth                                            (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Real Estate                                                   (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Blue Chip Growth                                              (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Putnam Growth                                                 (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Goldman Sachs Research                                        (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
*We do not currently charge a surrender charge upon annuitization unless the contract is annuitized using the Income Protector feature. We assess the applicable surrender charge upon annuitization under the Income Protector feature assuming a full surrender of your contract.

                         PORTFOLIO                             1 YEAR     3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Alliance Growth                                               (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                         (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Davis Venture Value                                           (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Federated Value                                               (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
MFS Growth and Income                                         (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Growth-Income                                                 (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Telecom Utility                                               (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Asset Allocation                                              (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
MFS Total Return                                              (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                           (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Worldwide High Income                                         (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
High-Yield Bond                                               (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Corporate Bond                                                (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Global Bond                                                   (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Cash Management                                               (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets, participation in the Principal Rewards Program, Portfolio Expenses after waiver, reimbursement or recoupment, if applicable and:
        (a) you surrender the contract at the end of the stated time period.

        (b)you elect the Estate Advantage [maximum fee] and you surrender the contract at the end of the stated period.


        (c) you do not surrender the contract*


        (d)you elect Estate Advantage [maximum fee] and you do not surrender the contract.



                         PORTFOLIO                             1 YEAR     3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Capital Appreciation                                          (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Growth                                                        (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Natural Resources                                             (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Government and Quality Bond                                   (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Technology                                                    (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Emerging Markets                                              (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
International Diversified Equities                            (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Global Equities                                               (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
International Growth and Income                               (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Growth Opportunities                                          (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Aggressive Growth                                             (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth                                            (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Real Estate                                                   (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b)$       (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Blue Chip Growth                                              (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Putnam Growth                                                 (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Goldman Sachs Research                                        (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b)
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
*We do not currently charge a surrender charge upon annuitization unless the contract is annuitized using the Income Protector feature. We assess the applicable surrender charge upon annuitization under the Income Protector feature assuming a full surrender of your contract.

                         PORTFOLIO                             1 YEAR     3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Alliance Growth                                               (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                         (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Davis Venture Value                                           (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Federated Value                                               (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
MFS Growth and Income                                         (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Growth-Income                                                 (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Telecom Utility                                               (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Asset Allocation                                              (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
MFS Total Return                                              (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                           (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Worldwide High Income                                         (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
High-Yield Bond                                               (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Corporate Bond                                                (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Global Bond                                                   (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
Cash Management                                               (a) $       (a) $      (a) $      (a) $
                                                              (b) $       (b) $      (b) $      (b) $
                                                              (c) $       (c) $      (c) $      (c) $
                                                              (d) $       (d) $      (d) $      (d) $
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract.

2. For certain Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below the lesser of the maximum allowed by any applicable state expense limitations or the following percentages of each Variable Portfolio's average net assets: MFS MidCap Growth (1.15%); Goldman Sachs Research (1.35%); Blue Chip Growth (.85%); Growth Opportunities (1.00%); Technology (1.55%); SunAmerica Balanced (1.00%); "Dogs" of Wall Street (.85%); Aggressive Growth (.90%); Federated Value (1.03%); Telecom Utility (1.05%); Emerging Markets (1.90%); International Growth and Income (1.60%); and Real Estate (1.25%). The adviser also may voluntarily waive or reimburse additional amounts to increase a Variable Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Variable Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.

3. The Examples assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.

4. Examples reflecting participation in the Principal Rewards program reflect surrender charge Schedule B, and a 2% upfront payment enhancement.

5. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN APPENDIX A -- CONDENSED
                             FINANCIAL INFORMATION.

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                        THE POLARIS(II) VARIABLE ANNUITY
----------------------------------------------------------------
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An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in variable portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest. This contract currently offers 31 Variable Portfolios.

The contract also offers several fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by Anchor National. If you allocate money to the fixed account options, the amount of money that accumulates in the contract depends on the total interest credited to the particular fixed account option(s) in which you invest.


For more information on investment options available under this contract SEE INVESTMENT OPTIONS ON PAGE 12.


This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2. Additionally, this contract provides that you will be charged a withdrawal charge on each purchase payment withdrawn if that purchase payment has not been invested in this contract for at least 7 years, or 9 years if you elect to participate in the Principal Rewards Program. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

Anchor National Life Insurance Company (Anchor National, The Company, Us, We) issues the PolarisII Variable Annuity. When you purchase a PolarisII Variable Annuity, a contract exists between you and Anchor National. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The

Company conducts life insurance and annuity business in the District of Columbia and all states except New York. Anchor National is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

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                   PURCHASING A POLARIS(II) VARIABLE ANNUITY
----------------------------------------------------------------
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An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.


The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES ON PAGE 24.


-----------------------------------------------------------
                                              Minimum
                       Minimum Initial       Subsequent
                       Purchase Payment   Purchase Payment
-----------------------------------------------------------
      Qualified             $2,000              $250
-----------------------------------------------------------
    Non-Qualified           $5,000              $500
-----------------------------------------------------------

Prior Company approval is required to accept Purchase Payments greater than $1,500,000. The Company reserves the right to refuse any Purchase Payment including one which would cause the contract value or total Purchase Payments to exceed $1,500,000 at the time of the Purchase Payment. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $20.00.

In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition, we may not issue a contract to anyone over age 90. You may not elect to participate in the Principal Rewards Program if you are over age 80 at the time of contract issue.

ALLOCATION OF PURCHASE PAYMENTS


We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS ON PAGE 12.


In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will:

     - Send your money back to you, or;

     - Ask your permission to keep your money until we get the information necessary to issue the contract.

PRINCIPAL REWARDS PROGRAM


If you elect to participate in the Principal Rewards program at contract issue, we contribute an Upfront Payment Enhancement and, if applicable, a Deferred Payment Enhancement to your contract in conjunction with each Purchase Payment you invest during the life of your contract. If you elect to participate in this program, all Purchase Payments are subject to a nine year withdrawal charge schedule. SEE WITHDRAWAL CHARGES ON PAGE 20. If you make an early withdrawal of Purchase Payments, we may effectively recoup the amount of any bonuses applicable to any payment withdrawn. SEE EXPENSES, PAGE 20. You may not elect to participate in this program if you are over age 80 at the time of contract issue. Amounts we contribute to your contract under this program are considered earnings and are allocated to your contract as described below.


Purchase Payments may not be invested in the 6-month or the 1-year Dollar Cost Averaging fixed accounts if you participate in the Principal Rewards Program. However, you may use the 1-year fixed account option as a Dollar Cost Averaging source account.

Enhancement Levels

The Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement Date may be determined based on stated Enhancement Levels. Each Enhancement Level is a range of dollar amounts which may correspond to different enhancement rates and dates. Enhancement Levels may change from time to time, at our sole discretion. The Enhancement Level applicable to your initial Purchase Payment is determined by the amount of that initial Purchase Payment. With respect to any subsequent Purchase Payments we determine your Enhancement Level by adding your contract value on the date we receive each subsequent Purchase Payment plus the amount of the subsequent Purchase Payment.

Upfront Payment Enhancement

An Upfront Payment Enhancement is an amount we add to your contract on the day we receive a Purchase Payment. We calculate an Upfront Payment Enhancement amount as a percentage (the "Upfront Payment Enhancement Rate") of each Purchase Payment. The Upfront Payment Enhancement Rate will always be at least 2%. We periodically review and establish the Upfront Payment Enhancement Rate, which may increase or decrease at any time, but will never be less than 2%. The applicable Upfront Payment Enhancement Rate is that which is in effect for any applicable Enhancement Level, when we receive each Purchase Payment under your contract. The Upfront Payment Enhancement amounts are allocated among the fixed and variable investment options according to the current allocation instructions in effect when we receive each Purchase Payment.

Deferred Payment Enhancement

A Deferred Payment Enhancement is an amount we may add to your contract on a future date (the "Deferred Payment

Enhancement Date"). We calculate the Deferred Payment Enhancement amount, if any, as a percentage of each Purchase Payment (the "Deferred Payment Enhancement Rate"). We periodically review and establish the Deferred Payment Enhancement Rates and Deferred Payment Enhancement Dates. The Deferred Payment Enhancement Rate being offered may increase, decrease or be eliminated by us, at any time. The Deferred Payment Enhancement Date, if applicable, may change at any time. The applicable Deferred Payment Enhancement Date and Deferred Payment Enhancement Rate are those which may be in effect for any applicable Enhancement Level, when we receive each Purchase Payment under your contract. Any applicable Deferred Payment Enhancement, when credited, is allocated to the Cash Management Variable Portfolio.

If you withdraw any portion of a Purchase Payment, to which a Deferred Payment Enhancement applies, prior to the Deferred Payment Enhancement Date, we reduce the amount of the corresponding Deferred Payment Enhancement in the same proportion that your withdrawal (and any fees and charges associated with such withdrawals) reduces that Purchase Payment. For purposes of the Deferred Payment Enhancement, withdrawals are assumed to be taken from earnings first, then from Purchase Payments, on a first-in-first-out basis.

APPENDIX B shows how we calculate any applicable Deferred Payment Enhancement amount.

We will not allocate any applicable Deferred Payment Enhancement to your contract if any of the following circumstances occurs prior to the Deferred Payment Enhancement Date:

     - You surrender your contract;

     - A death benefit is paid on your contract;

     - You switch to the Income Phase of your contract; or

     - You fully withdraw the corresponding Purchase Payment.


CURRENT ENHANCEMENT LEVELS



The Enhancement Levels, Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Enhancement Date applicable to all Purchase Payments received after July 5, 2000, are as follows:



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                       UPFRONT PAYMENT    DEFERRED PAYMENT      DEFERRED PAYMENT
ENHANCEMENT LEVEL      ENHANCEMENT RATE   ENHANCEMENT RATE      ENHANCEMENT DATE
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 Under $40,000                2%                 0%                   N/A
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 $40,000 - $99,999            2%                 0%                   N/A
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                                                              Nine years from the
 $100,000 - $499,999          2%                 1%           date we receive each
                                                               Purchase Payment.
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                                                              Nine years from the
 $500,000 - more              2%                 2%           date we receive each
                                                               Purchase Payment.
-----------------------------------------------------------------------------------



For Purchase payments received on or after July 5, 2000, we are offering an additional 2% Upfront Payment Enhancement for all Enhancement Levels over $40,000. This will increase the Upfront Payment Enhancement Rate for all Purchase Payments received at those Enhancement Levels after July 5, 2000, to 4%, subject to the provisions of the Principal Rewards feature.



Future Upfront Enhancement Rates may change at any time, but will never be less than 2%. Future Deferred Payment Enhancement Rates and Dates may change. The Deferred Payment Enhancement Rate may increase, decrease or stay the same; there is no minimum Deferred Payment Enhancement Rate. The Date on which you may receive any applicable Deferred Payment Enhancement may change; it may be less than nine years or greater than nine years.


90 Day Window

Contracts issued with the Principal Rewards feature after April 3, 2000, may be eligible for a "Look-Back Adjustment." As of the 90th day after your contract was issued, we will total your Purchase Payments made over those 90 days, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an Enhancement Level which, as of the date we issued your contract, would have provided for a higher Upfront and/or Deferred Payment Enhancement Rate on each Purchase Payment, you will get the benefit of the Enhancement Rate(s) that were applicable to that higher Enhancement Level at the time your contract was issued. We will add any applicable Upfront Look Back Adjustment to your contract on the 90th day following the date of contract issue. We will send you a confirmation indicating any applicable Upfront and/or Deferred Look Back Adjustment, on or about the 90th day following the date of contract issuance. We will allocate any applicable Upfront Look Back Adjustment according to your then-current allocation instructions on file for subsequent Purchase Payments at the time we make the contribution and if applicable, to the Cash Management Portfolio, for a Deferred Look Back Adjustment.

APPENDIX B provides an example of the 90 Day Window Provision.

The Principal Rewards Program may not be available to you. Please check with your financial representative regarding the availability of this program.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE PRINCIPAL REWARDS PROGRAM (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME.


ACCUMULATION UNITS


When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1 p.m. Pacific Standard Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Standard Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment and Payment Enhancement, if applicable, by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE (CONTRACTS WITHOUT PRINCIPAL REWARDS):

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.2523 Accumulation Units for the Global Bond Portfolio.

     EXAMPLE (CONTRACTS WITH PRINCIPAL REWARDS):

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. If the Upfront Payment Enhancement is 2.00% of your Purchase Payment, we would add an Upfront Payment Enhancement of $500 to your contract. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,500 by $11.10 and credit your contract on Wednesday with 2,297.2973 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, we will refund to you the value of your contract on the day we receive your request minus the Free Look Payment Enhancement Deduction, if applicable. The Free Look Payment Enhancement Deduction is equal to the lesser of (1) the value of any Payment Enhancement(s) on the day we receive your free look request; or (2) the Payment Enhancement amount(s), if any, which we allocated to your contract. Thus, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period.
Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management Portfolio during the free look period and will allocate your money according to your instructions at the end of the applicable free look period. Currently, we do not put your money in the Cash Management Portfolio during the free look period unless you allocate your money to it. If your contract was issued in a state requiring return of Purchase Payments or as an IRA and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract minus the Free Look Payment Enhancement Deduction, if applicable. At the end of the free look period, we allocate your money according to your instructions.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The contract currently offers 31 Variable Portfolios. These Variable Portfolios invest in shares of the Anchor Series Trust and the SunAmerica Series Trust (the "Trusts"). Additional Variable Portfolios may be available in the future. The Variable Portfolios operate similar to a mutual fund but are only available through the purchase of certain insurance contracts.

SunAmerica Asset Management Corp., an indirect wholly owned subsidiary of AIG, is the investment adviser to the Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by Anchor National, and other affiliated/unaffiliated insurance companies. Neither Anchor National nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The adviser monitors the Trusts for potential conflicts.

The Variable Portfolios along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust Portfolios. Anchor Series Trust has investment portfolios in addition to those listed below which are not available for investment under the contract. The 4 available investment portfolios are:

  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

     - Capital Appreciation Portfolio
     - Growth Portfolio
     - Natural Resources Portfolio
     - Government and Quality Bond Portfolio

     SUNAMERICA SERIES TRUST

Various subadvisers provide investment advice for the SunAmerica Series Trust Portfolios. SunAmerica Series Trust has investment portfolios in addition to those listed below which are not available for investment under the contract. The 27 investment portfolios and the subadvisers are:

  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
    - Global Equities Portfolio
    - Alliance Growth Portfolio
    - Growth Income Portfolio

  MANAGED BY DAVIS SELECTED ADVISERS, L.P.
    - Davis Venture Value Portfolio
    - Real Estate Portfolio

  MANAGED BY FEDERATED INVESTORS

    - Federated Value Portfolio
    - Telecom Utility Portfolio
    - Corporate Bond Portfolio

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT/GOLDMAN
  SACHS ASSET MANAGEMENT INTERNATIONAL
    - Asset Allocation Portfolio
    - Global Bond Portfolio
    - Goldman Sachs Research Portfolio

  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
    - MFS Mid-Cap Growth Portfolio
    - MFS Growth and Income Portfolio
    - MFS Total Return Portfolio

  MANAGED BY MORGAN STANLEY ASSET MANAGEMENT
    - International Diversified Equities Portfolio
    - Worldwide High Income Portfolio
    - Technology Portfolio

  MANAGED BY PUTNAM INVESTMENT MANAGEMENT
    - Putnam Growth Portfolio
    - International Growth and Income Portfolio
    - Emerging Markets Portfolio

  MANAGED BY SUNAMERICA ASSET MANAGEMENT, INC.
    - Aggressive Growth Portfolio
    - "Dogs" of Wall Street Portfolio
    - SunAmerica Balanced Portfolio
    - High-Yield Bond Portfolio
    - Cash Management Portfolio
    - Blue Chip Growth Portfolio
    - Growth Opportunities Portfolio

YOU SHOULD READ THE ATTACHED PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS


The contract also offers seven fixed account options. Anchor National will guarantee the interest rate earned on money you allocate to any of these fixed account options. We currently offer fixed account options for periods of one, three, five, seven and ten years, which we call guarantee periods. If you do not elect to participate in the Principal Rewards Program, you also have the option of allocating your money to the 6-month DCA fixed account and/or the 1-year DCA fixed account (the "DCA fixed accounts") which are available in conjunction with the Dollar Cost Averaging Program. The 6-month and 1-year DCA fixed account options are not available to you if you elect to participate in the Principal Rewards Program. Please see the section on DOLLAR COST AVERAGING ON PAGE 14 for additional information about, including limitations on, and the availability and operation of the DCA fixed accounts. The DCA fixed accounts are only available for new Purchase Payments. Policyholders in Pennsylvania who elect the Principal Rewards Program cannot use the multi-year MVA fixed accounts.


Each guarantee period may offer a different interest rate but will never be less than an annual effective rate of 3%. Once established the rates for specified payments do not change during the guarantee period. The guarantee period is that period for which we credit the applicable rate (one, three, five, seven or ten years).

There are three scenarios in which you may put money into the fixed account options other than the DCA fixed accounts options. In each scenario your money may be credited a different rate of interest as follows:

     - Initial Rate: Rate credited to amounts allocated to the fixed account when you purchase your contract.

     - Current Rate: Rate credited to subsequent amounts allocated to the fixed account.

     - Renewal Rate: Rate credited to money transferred from a fixed account or a Variable Portfolio into a fixed account and to money remaining in a fixed account after expiration of a guarantee period.

Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires.

When a guarantee period ends, you may leave your money in the same fixed investment option. You may also reallocate your money to another fixed investment option (other than the DCA fixed accounts) or to the Variable Portfolios. If you want to reallocate your money to a different fixed account option or a Variable Portfolio, you must contact us within 30 days after the end of the current interest guarantee period and instruct us how to reallocate the money. We do not contact you. If we do not hear from you, your money will remain in the same fixed account option, where it will earn interest at the renewal rate then in effect for the fixed account option.


The DCA fixed accounts also credit a fixed rate of interest. Interest is credited to amounts allocated to the 6-month or 1-year DCA fixed account while your investment is systematically transferred to the Variable Portfolios. The rates applicable to the DCA fixed accounts may differ from each other and/or the other fixed account options but will never be less than an annual effective rate of 3%. See DOLLAR COST AVERAGING ON PAGE 14 for more information.


MARKET VALUE ADJUSTMENT ("MVA")

NOTE: THE FOLLOWING DISCUSSION APPLIES TO THE 3, 5, 7 AND 10-YEAR FIXED ACCOUNT OPTIONS ONLY. THESE OPTIONS ARE NOT AVAILABLE IN ALL STATES. PLEASE CONTACT YOUR FINANCIAL REPRESENTATIVE FOR MORE INFORMATION.

If you take money out of the multi-year fixed account options before the end of the guarantee period, we make an adjustment to your contract. We refer to the adjustment as a market value adjustment (the "MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the fixed account option and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the fixed account option. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the guarantee period from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Generally, if interest rates drop between the time you put your money into the fixed account options and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the fixed account option. If there is not enough money in the fixed account option to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount.

The multi-year MVA fixed accounts are not available to Washington state and Maryland policyholders.

Anchor National does not assess a MVA against withdrawals under the following circumstances:

     - If made within 30 days after the end of a guarantee period;
     - If made to pay contract fees and charges;
     - To pay a death benefit; and
     - Upon annuitization, if occurring on the latest Annuity Date.

APPENDIX C shows how we calculate the MVA.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account options. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.

You may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone. Additionally, you may access your account and request transfers between Variable Portfolios and/or the fixed account options through SunAmerica's website (http://www.sunamerica.com). We currently allow 15 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the automatic asset rebalancing program do not count against your 15 free transfers.

We accept transfer requests by telephone unless you tell us not to on your contract application. Additionally, you may request transfers over the internet unless you indicate you do not wish your account to be traded over the internet. When receiving instructions over the telephone or the internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying Variable Portfolios.

Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. We reserve the right to suspend or cancel such acceptance at any time and will notify you accordingly. Additionally, we may restrict the investment options available for transfers during any period in which such third party acts for you. We notify such third party beforehand regarding any restrictions. However, we will not enforce these restrictions if we are satisfied that:

     - such third party has been appointed by a court of competent jurisdiction to act on your behalf; or
     - such third party is a trustee/fiduciary, for you or appointed by you, to act on your behalf for all your financial affairs.

We may provide administrative or other support services to independent third parties you authorize to make transfers on your behalf. We do not currently charge you extra for providing these support services. This includes, but is not limited to, transfers between investment options in accordance with market timing strategies. Such independent third parties may or may not be appointed with us for the sale of annuities. However, WE DO NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE. WE TAKE NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATION AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR FOR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS ON PAGE 17.

We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. Transfers may be monthly or quarterly and count against your 15 free transfers per contract year. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account.

We also offer the 6-month and 1-year DCA fixed accounts exclusively to facilitate this program. If you elected to participate in the Principal Rewards Program, the 6-month and 1-year DCA fixed accounts are not available under your contract. The DCA fixed accounts only accept new Purchase Payments. You cannot transfer money already in your contract into these options. If you allocate new Purchase

Payments into a DCA fixed account, we transfer all your money allocated to that account into the Variable Portfolios over the selected 6-month or 1-year period. You cannot change the option or the frequency of transfers once selected.

If allocated to the 6-month DCA fixed account, we transfer your money over a maximum of 6 monthly transfers. We base the actual number of transfers on the total amount allocated to the account. For example, if you allocate $500 to the 6-month DCA fixed account, we transfer your money over a period of five months, so that each payment complies with the $100 per transfer minimum.

We determine the amount of the transfers from the 1-year DCA fixed account based on

     - the total amount of money allocated to the account, and

     - the frequency of transfers selected.

For example, let's say you allocate $1,000 to the 1-year DCA fixed account. You select monthly transfers. We completely transfer all of your money to the selected investment options over a period of ten months.

You may terminate your DCA program at any time. If money remains in the DCA fixed accounts, we transfer the remaining money to the 1-year fixed account option, unless we receive different instructions from you. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

---------------------------------------------
                 ACCUMULATION       UNITS
   QUARTER           UNIT         PURCHASED
---------------------------------------------
      1             $ 7.50           100
      2             $ 5.00           150
      3             $10.00            75
      4             $ 7.50           100
      5             $ 5.00           150
      6             $ 7.50           100
---------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.
ASSET ALLOCATION REBALANCING PROGRAM

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing Program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return.

At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

PRINCIPAL ADVANTAGE PROGRAM

The Principal Advantage Program allows you to invest in one or more Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed account options and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed account option to ensure that it grows to an amount equal to your total principal invested under this program. We invest the rest of your principal in the Variable Portfolio(s) of your choice.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed account option. You want the amount allocated to the fixed account option to grow to $100,000 in 7 years. If the 7-year fixed account option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed account option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS

Anchor National is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

If underlying Trust portfolios become unavailable for investment, we may be required to substitute shares of another underlying Trust portfolio. We will seek prior approval of the SEC and give you notice before substituting shares.
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                              ACCESS TO YOUR MONEY
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You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;


     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS ON PAGE 21.



Generally, we deduct a withdrawal charge applicable to any total or partial withdrawal and a MVA if a partial withdrawal comes from the 3, 5, 7 or 10 year fixed account options. If you withdraw your entire contract value, we also deduct premium taxes and a contract maintenance fee. SEE EXPENSES ON PAGE 20.



Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a surrender penalty. However, upon a future full surrender of your contract in which there are purchase payments still subject to a withdrawal charge we will recoup any withdrawal charges which would have been due if your prior free withdrawal had not been free. Additionally, if you participate in the Principal Rewards Program you will not receive your Deferred Payment Enhancement if you fully withdraw a Purchase Payment or your contract value prior to the corresponding Deferred Payment Enhancement Date. SEE PRINCIPAL REWARDS PROGRAM ON PAGE 10.



Purchase payments, above and beyond the amount of your free withdrawal amount, that are withdrawn prior to the end of the seventh or ninth year if you elect to participate in the Principal Rewards Program will result in your paying a penalty in the form of a surrender charge. The amount of the charge and how it applies are discussed more fully below. SEE EXPENSES ON PAGE 20. You should consider, before purchasing this contract, the effect this charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.


To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms. These are penalty free earnings and the total invested amount.

The penalty-free earnings portion of your contract is simply your account value less your total invested amount. The total invested amount is the total of all Purchase Payments you have made into the contract less portions of some prior withdrawals you made. The portions of prior withdrawals that reduce your total invested amount are as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the part of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal, and

     - Any prior withdrawals (including withdrawal charges on those withdrawals) of the total invested amount on which you already paid a surrender penalty.

When you make a withdrawal, we assume that it is taken from penalty-free earnings first, then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments which are no longer subject to a withdrawal charge before those Purchase Payments which are still subject to the withdrawal charge.

During the first year after we issue your contract your free withdrawal amount is the greater of (1) your penalty-free earnings; and (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount. If you are a Washington resident, you may withdraw during the first contract year, the greater of (1); (2); or (3) interest earnings from the amounts allocated to the fixed account options, not previously withdrawn.

After the first contract year, you can take out the greater of the following amounts each year (1) your penalty-free earnings and any portion of your total invested amount no longer subject to withdrawal charges; and (2) 10% of the portion of your total invested amount that has been in your contract for at least one year. If you are a Washington resident, your maximum free withdrawal amount, after the first contract year, is the greater of (1); (2); or (3) interest earnings from amounts allocated to the fixed account options, not previously withdrawn.

Although we do not assess a withdrawal charge when you take a 10% penalty-free withdrawal, we will proportionally reduce the amount of any corresponding Deferred Payment Enhancement.

We calculate charges due on a total withdrawal on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the age of the Purchase Payment remaining in the contract at the time of the withdrawal. For the purpose of calculating the withdrawal charge, any prior Free Withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments, and no Principal Rewards election. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In contract year 5 you request a full surrender of your contract. We will apply the following calculation,

A-(B x C)=D, where:
A=Your contract value at the time of your request for surrender ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
  ($100,000)
C=The withdrawal charge percentage applicable to the age of each Purchase
  Payment (3%)[B x C=$3,000]
D=Your full surrender value ($87,000)

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option in which your contract is invested.


Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES ON PAGE 24.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account in option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $100. If you are an Oregon resident, the minimum withdrawal amount is $100 per withdrawal or an amount equal to your free withdrawal amount, as described on page 10. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge and/or MVA may apply.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge and/or market value adjustment on certain withdrawals prior to the Annuity Date (not available in Texas). The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. Your contract prohibits use of this waiver during the first 90 days after you purchase your contract. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract.

In order to use this waiver, you must submit with your withdrawal request, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and
(3) a bill from the nursing home which shows that you met the 60 day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

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                                  DEATH BENEFIT
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If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. At the time you purchase your contract, you must select one of the two death benefits described below. Once selected, you can not change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.


We will not pay a Deferred Payment Enhancement on a Purchase Payment if you die before the corresponding Deferred Payment Enhancement Date. SEE PRINCIPAL REWARDS PROGRAM ON PAGE 10.



We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS ON PAGE 21.



You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.



We pay the death benefit when we receive satisfactory proof of death. We consider the following satisfactory proof of death:



     1.a certified copy of the death certificate; or



     2.a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or



     3.a written statement by a medical doctor who attended the deceased at the time of death; or



     4. any other proof satisfactory to us.



We may require additional proof before we pay the death benefit.



The death benefit payment must begin immediately upon receipt of all necessary documents. In any event, the death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.



If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract at the then current value. If the Beneficiary/spouse continues the contract, we do not pay a death benefit to him or her.



If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of proof of death, we pay a lump sum death benefit to the Beneficiary.


OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or

     2. total Purchase Payments less withdrawals (and any fees or charges applicable to such withdrawals), compounded at a 4% annual growth rate until the date of death (3% growth rate if 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death (and any fees or charges applicable to such withdrawals); or

     3. the value of your contract on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals), since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death (and any fees or charges applicable to such withdrawals).

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or

     2. total Purchase Payments less any withdrawals (and any fees or charges applicable to such withdrawals); or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the value of your contract on a contract anniversary plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals), since that contract anniversary.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to the value of your contract at the time we receive satisfactory proof of death. Accordingly, you do not get the advantage of option 2 if:

     - you are over age 80 at the time of contract issue, or
     - you are 90 or older at the time of your death.


ESTATE ADVANTAGE



The Estate Advantage is an optional feature that, if selected, may increase your death benefit amount.



The term "Net Purchase Payments" is used frequently in explaining the Estate Advantage feature below. We define Net Purchase Payments as total Purchase Payments reduced, on the date of a withdrawal, by any partial withdrawals (and any fees or charges applicable to such withdrawals) in the same proportion that the contract value was reduced on the date of such withdrawal.



If there are earnings in your contract at the time a death benefit becomes payable, and you have elected Estate Advantage, we may add a percentage of earnings to the death benefit payable. The following chart identifies the factors we use in determining the percentage of earnings, if any, that will be contributed to your death benefit under the Estate Advantage feature.



What is the Contract Year of Death?



Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.



What is the Estate Advantage Percentage Amount?



We determine the amount of the Estate Advantage, based on the earnings in your contract at the time of your death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If you have earnings in your contract at the time we receive satisfactory proof of death, we will add a stated percentage of those earnings to your death benefit based on the number of years you have held your contract. If the earnings amount is negative, no Estate Advantage will be added.



What is the Maximum Estate Advantage?



There is a maximum Estate Advantage amount. The maximum Estate Advantage amount is equal to a percentage of your Net Purchase Payments. The applicable percentage is determined by a schedule based on the number of years you have held your contract prior to the date of death, which is set forth below.



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   CONTRACT YEAR       ESTATE ADVANTAGE         MAXIMUM
     OF DEATH             PERCENTAGE       BENEFIT PERCENTAGE
-------------------------------------------------------------
 Years [0-4]          [25]% of earnings    [25]% of Net
                                           Purchase Payments
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 Years [5-9]          [40]% of earnings    [40]% of Net
                                           Purchase Payments*
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 Years [10+]          [50]% of earnings    [50]% of Net
                                           Purchase Payments*
-------------------------------------------------------------



*Purchase payments must be invested for at least [six] months at the time of your death, to count towards the Maximum Benefit Calculation.

You must elect Estate Advantage at the time of contract application. Once elected, you may not terminate or change the death benefit option you have selected.



We assess a fee for Estate Advantage. We deduct daily the annual charge from your average daily ending value of the assets you have allocated to variable portfolios. The fee depends on your age at contract issue as follows:



---------------------------------------------------
 AGE AT CONTRACT ISSUE               FEE
---------------------------------------------------
     [69] or younger               [0.20%]
     [70] or older                 [0.25%]
---------------------------------------------------



Estate Advantage is not available if you are 80 or older at the time we issue your contract. Furthermore, a Continuing Spouse cannot benefit from Estate Advantage if he/she is 80 or older on the Continuation Date (see SPOUSAL CONTINUATION below). Estate Advantage is not available after the latest Annuity Date. You may pay for the Estate Advantage feature and never receive the benefit if you live to age 90 or longer.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ESTATE ADVANTAGE FEATURE (IN ITS ENTIRETY OR ANY COMPONENT AT ANY TIME).



SPOUSAL CONTINUATION



If you are the original owner of the contract and the Beneficiary is your spouse, your Spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). No death benefit is paid at the time of the original owner's death, if the Continuing Spouse elects to continue the contract. However, we will contribute to the contract any amount by which the death benefit that would have been payable exceeds the contract value at the original owner's death ("Continuation Contribution"). This Continuation Contribution is only available one time, upon the death of the original owner. The Continuation Contribution is not considered a Purchase Payment.



After we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original owner, we calculate the Continuation Contribution using the contract value and any applicable death benefit in excess of the contract value as of the original owner's date of death. This amount, if any, will be added to the contract value as of the date we receive these two documents in a form satisfactory to us. (If Estate Advantage was elected by the original owner, any Estate Advantage amount due, will be added to the death benefit as well.) The age of the Continuing Spouse at the time of continuation ("Continuation Date") will be used in determining any future death benefits (and applicable charges) and/or the latest annuity date on this Contract.



For purposes of determining any Estate Advantage payable upon the death of the Continuing Spouse, the following items in the Estate Advantage table on the previous page are modified as follows:



CONTRACT YEAR OF DEATH is the number of full 12 month periods starting on the contract Continuation Date and ending on the date of death of the Continuing Spouse.



ESTATE ADVANTAGE PERCENTAGE is a percentage applied to the earnings in your contract since the contract Continuation Date up to the date of death of the Continuing Spouse. For the purpose of this calculation, earnings is defined as the contract value on the Continuing Spouse's date of death reduced by the sum of the contract value on the contract Continuation Date (including any Continuation Contribution) plus Net Purchase Payments received after the Continuation Date.



MAXIMUM EARNINGS PERCENTAGE is the maximum Estate Advantage amount you may receive. That amount is calculated as a percentage of the sum of (a) minus (b) plus (c), where



   (a)is the contract value on the Continuation Date (including any Continuation Contribution); and



   (b)is an amount to the proportion by which any partial withdrawal reduced the Contract Value on the date of the withdrawal, each time a withdrawal is made; and



   (c)is Net Purchase Payments made on or after to the Continuation Date until the Continuing Spouse's date of death.



The Continuing Spouse may elect to continue the contract only upon the death of the original owner. The Continuing Spouse cannot change any contract provisions as the new owner. However, the Continuing Spouse may chose not to elect the Estate Advantage feature. If he/she chose not to elect Estate Advantage, no fee will be charged for that feature as of the Continuation Date. Upon the Continuing Spouse's death, the entire interest of the contract must be distributed immediately under the provisions of the death benefit previously selected by the original owner.



If the Continuing Spouse is over the age of 80, the Estate Advantage feature is not available. In such case, the feature will be removed from the contract and no further fees will be charged for the Estate Advantage feature, as of the Continuation Date. Further, if the Continuing Spouse is age 90 or older at the time of death, Estate Advantage will not be available because the contract will have already entered the Income Phase. Thus, in such case the Continuing Spouse's beneficiary will receive any remaining Income Payments under the contract only. A Continuing Spouse may pay for this feature and never receive the benefit if they are age 90 or older at the time of death.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME.


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                                    EXPENSES
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There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or the insurance and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

INSURANCE CHARGES

The amount of this charge is 1.52% annually, of the value of your contract invested in the Variable Portfolios. We deduct the charge daily.

The insurance charge compensates us for the mortality and expense risks and the costs of contract distribution assumed by Anchor National.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

WITHDRAWAL CHARGES


The contract provides a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY, PAGE 16. If you take money out in excess of the free withdrawal amount, and upon a full surrender, you may incur a withdrawal charge.


We apply a withdrawal charge against each Purchase Payment you put into the contract. After a Purchase Payment has been in the contract for 7 complete years, or 9 years if you elected to participate in the Principal Rewards Program, no withdrawal charge applies. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage declines each year a Purchase Payment is in the contract. The two withdrawal charge schedules are as follows:

WITHDRAWAL CHARGE WITHOUT THE PRINCIPAL REWARDS PROGRAM
(SCHEDULE A)

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      YEAR           1        2        3        4        5        6        7        8
-----------------------------------------------------------------------------------------
 WITHDRAWAL
 CHARGE              7%       6%       5%       4%       3%       2%       1%       0%
-----------------------------------------------------------------------------------------

WITHDRAWAL CHARGE WITH THE PRINCIPAL REWARDS PROGRAM
(SCHEDULE B)

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      YEAR           1        2        3        4        5        6        7        8        9        10
-----------------------------------------------------------------------------------------------------------
 WITHDRAWAL
 CHARGE              9%       9%       8%       7%       6%       5%       4%       3%       2%       0%
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When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

These higher potential withdrawal charges may compensate us for the expenses associated with the Principal Rewards Program.

The Principal Rewards feature of this contract is designed to reward long term investing. We expect that if you remain committed to this investment over the long term, we will profit as a result of fees charged over the life of your contract. However, neither the mortality and expense fees, distribution expenses, contract administration fee nor the investment management fees are higher on the Principal Rewards version, than the contract without an election of the bonus feature.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you withdraw all of your contract value, we deduct any applicable withdrawal charges from the amount withdrawn.


We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. We will not assess a withdrawal charge when you switch to the Income Phase, except when you elect to receive income payments using the Income Protector feature. If you elect to receive income payments using the Income Protector feature, we assess the entire withdrawal charge applicable to Purchase Payments remaining in your contract when calculating your income benefit base. SEE INCOME OPTIONS ON PAGE 21.



Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE, TAXES ON PAGE 24.


INVESTMENT CHARGES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. THE FEE TABLES LOCATED AT PAGE 4 illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts, enclosed or attached.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we subtract a contract maintenance fee from your account once per year. This charge compensates us for the cost of contract administration. We deduct the $35 contract maintenance fee ($30 in North Dakota) from your account value on your contract anniversary. If you withdraw your entire contract value, we deduct the fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we will waive the charge. This waiver is subject to change without notice.

TRANSFER FEE


We currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ON PAGE 12.



ESTATE ADVANTAGE FEE



Please see page   for more information on the Estate Advantage fee.


PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract. We deduct from your contract these premium tax charges. Currently we deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

APPENDIX D provides more information about premium taxes.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

Anchor National may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.
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                                 INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your 2nd contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.


If you switch to the Income Phase prior to a Deferred Payment Enhancement Date, we will not allocate the corresponding Deferred Payment Enhancement to your contract. SEE PRINCIPAL REWARDS PROGRAM ON PAGE 10.


Income payments must begin on or before your 90th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.


In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES ON PAGE 24.


INCOME OPTIONS

Currently, this Contract offers five income options. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with option 4 for a period of 10 years. For income payments based on joint lives, we pay according to option 3 for a period of 10 years.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed income payments being made) may redeem any remaining guaranteed variable income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable income payments. If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable. If income payments are fixed, Anchor National guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin, and;

     - the value of your contract in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

THE INCOME PROTECTOR FEATURE

The Income Protector feature is a future "safety net" which offers you the ability to receive a guaranteed fixed minimum retirement income when you switch to the Income Phase. With the Income Protector feature you know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions.

The Income Protector is a standard feature of your contract. There is no additional charge associated with this feature. This feature is not available in California and may not be available in other states.

Other options were previously available under the Income Protector feature. Generally, if you purchased your contract between November 2, 1998 and March 31, 1999 and the Income Protector feature was available in your state at that time, the other provisions continue to apply to your contract. Please contact our Annuity Service Center for more information.

We reserve the right to modify, suspend or terminate the Income Protector feature at any time.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

We base the amount of minimum income available to you if you elect to receive income payments using the Income Protector feature upon a calculation we call the income benefit base.

The income benefit base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your income benefit base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact income benefit base calculation is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your initial Purchase Payment, or for each subsequent year of calculation, the income benefit base on the prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the last contract anniversary, and;

     (c) is equal to all withdrawals and applicable fees and charges since the last contract anniversary, in an amount proportionate to the amount by which such withdrawals decreased your contract value.

ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector feature ONLY within the 30 days after the seventh or later contract anniversary.

The contract anniversary prior to your election to begin receiving income payments is your income benefit date. This is the date as of which we calculate your income benefit base to use in determining your guaranteed minimum fixed retirement income. Your final income benefit base is equal to (a) minus (b) where:

     (a) is equal to your income benefit base as of your income benefit date, and;

     (b) is equal to any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as the income benefit date, and any applicable premium taxes.

To arrive at the minimum guaranteed retirement income available to you we apply to your final income benefit base to the annuity rates stated in your Income Protector endorsement for the income option you select. You then choose if you would like to receive that income annually, semi-annually quarterly or monthly for the time guaranteed under your selected income option. The income options available when using the income protector feature to receive your retirement income are:

     - Life Annuity with 10 Years Guaranteed, or

     - Joint and Survivor Life Annuity with 20 Years Guaranteed

At the time you elect to begin receiving income payments, we will calculate your income payments using both your income benefit base and your contract value. We will use the same income option for each calculation, however, the annuity factors used to calculate your income under the Income Protector feature will be different. You will receive whichever provides a greater stream of income. If you elect to receive income payments using the Income Protector feature your income payments will be fixed in amount. You are not required to use the Income Protector feature to receive income payments.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option which does not exceed your life expectancy. That restriction, if it applies to you, may limit your ability to use the Income Protector feature.

You may wish to consult your tax advisor for information concerning your particular circumstances.

     HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR FEATURE

This table assumes $100,000 initial investment in a Non-qualified contract with no withdrawals, additional Purchase Payments or premium taxes.

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                                   Minimum annual income if you elect to receive income payments
     If at issue                                   on contract anniversary . . .
    you are . . .               7                     10                    15                    20
-------------------------------------------------------------------------------------------------------------
   Male                       6,108                 6,672                 7,716                 8,832
   age 60*
-------------------------------------------------------------------------------------------------------------
   Female                     5,388                 5,880                 6,900                 8,112
   age 60*
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   Joint**                    4,716                 5,028                 5,544                 5,928
   Male-60
   Female-60
-------------------------------------------------------------------------------------------------------------

 * Life annuity with 10 years guaranteed
** Joint and survivor life annuity with 20 years guaranteed

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                                      TAXES
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NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments automatically provide tax deferral regardless of whether the underlying contract is an annuity. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-qualified contract. A Non-qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), H.R. 10 Plans (referred to as Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.

TAX TREATMENT OF DISTRIBUTIONS -
NON-QUALIFIED CONTRACTS

If you make a withdrawal from a Non-qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. For income payments, any portion of each payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or (6) which come from Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. Any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) to the extent such withdrawals do not exceed limitations set by the IRC for amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC); (7) to fund certain first-time home purchase expenses; and, except in the case of an IRA; (8) when you separate from service after attaining age 55; and (9) when paid to an alternate payee pursuant to a qualified domestic relations order.

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2;
(2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments.

MINIMUM DISTRIBUTIONS

Generally, the IRS requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire.

We currently waive surrender charges and MVA on withdrawals taken to meet minimum distribution requirements. Current operational practice is to provide a free withdrawal of the greater of the contract's maximum penalty free amount or the required minimum distribution amount for a particular contract (but not both).

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

DIVERSIFICATION

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that each underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Anchor National, would be considered the owner of the shares of the Variable Portfolios. It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

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                                   PERFORMANCE
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We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

Consult the SAI for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").

Anchor National may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.

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                                OTHER INFORMATION
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ANCHOR NATIONAL

Anchor National is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, Anchor National redomesticated under the laws of the state of Arizona.

Anchor National and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, SunAmerica National Life Insurance Company, SunAmerica Asset Management Corp., and the SunAmerica Financial Network, Inc. broker-dealers, specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds, broker-dealer services and trust administration services.

THE SEPARATE ACCOUNT

Anchor National established Variable Separate Account ("separate account"), under Arizona law on January 1, 1996 when it assumed the separate account, originally established under California law on June 25, 1981. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Anchor National owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by Anchor National. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of Anchor National.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into Anchor National's general account. The general account consists of all of Anchor National's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any Anchor National contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 7% of your Purchase Payments. Contracts sold with the Principal Rewards program may result in our paying lower commission. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services, an affiliate of Anchor National, is registered as a broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the accumulation phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the separate account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion, these matters are not of material importance to their respective total assets nor are they material with respect to the separate account.

OWNERSHIP

The PolarisII Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the separate account. Anchor National pays State Street Bank for services provided, based on a schedule of fees.


REGISTRATION STATEMENT


A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

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                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the separate account is contained in a Statement of Additional Information ("SAI"), which is available without charge upon written request addressed to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are tabulated below.

Separate Account..............................     3
General Account...............................     3
Performance Data..............................     4
Income Payments...............................    10
Annuity Unit Values...........................    11
Taxes.........................................    14
Distribution of Contracts.....................    17
Financial Statements..........................    18

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                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
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                                                              INCEPTION TO   FISCAL YEAR   FISCAL YEAR    11/30/99-
                         PORTFOLIOS                             11/30/97      11/30/98      11/30/99      12/31/99
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 Capital Appreciation (Inception Date - 6/3/97)
       Beginning AUV........................................   $   18.52      $   21.26    $    23.72    $    36.39
       Ending AUV...........................................   $   21.26      $   23.72    $    36.39    $    43.17
       Ending Number of AUs.................................   1,392,262      7,356,862    13,201,318    13,721,175
--------------------------------------------------------------------------------------------------------------------
 Growth (Inception Date - 6/3/97)
       Beginning AUV........................................   $   17.93      $   20.31    $    24.41    $    29.74
       Ending AUV...........................................   $   20.31      $   24.41    $    29.74    $    32.61
       Ending Number of AUs.................................     789,274      3,678,108     6,788,755     7,022,979
--------------------------------------------------------------------------------------------------------------------
 Natural Resources (Inception Date - 6/4/97)
       Beginning AUV........................................   $   12.39      $   11.14    $     9.30    $    11.40
       Ending AUV...........................................   $   11.14      $    9.30    $    11.40    $    12.50
       Ending Number of AUs.................................     195,946        641,479     1,180,750     1,166,052
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 Government and Quality Bond (Inception Date - 6/11/97)
       Beginning AUV........................................   $   11.99      $   12.65    $    13.66    $    13.37
       Ending AUV...........................................   $   12.65      $   13.66    $    13.37    $    13.28
       Ending Number of AUs.................................     395,258      5,697,571    11,644,751    11,975,781
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 Technology+ (Inception Date -          )
       Beginning AUV........................................   $      --      $      --    $       --    $       --
       Ending AUV...........................................   $      --      $      --    $       --    $       --
       Ending Number of AUs.................................          --             --            --            --
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 Emerging Markets (Inception Date - 6/5/97)
       Beginning AUV........................................   $   10.14      $    7.97    $     6.14    $     8.99
       Ending AUV...........................................   $    7.97      $    6.14    $     8.99    $    10.77
       Ending Number of AUs.................................     663,212      2,574,316     4,857,715     5,310,973
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 International Diversified Equities (Inception Date - 6/4/97)
       Beginning AUV........................................   $   12.04      $   11.62    $    13.53    $    15.49
       Ending AUV...........................................   $   11.62      $   13.53    $    15.49    $    16.92
       Ending Number of AUs.................................   1,040,812      4,519,545     6,989,492     7,176,791
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 Global Equities (Inception Date - 6/3/97)
       Beginning AUV........................................   $   16.54      $   16.90    $    19.21    $    24.20
       Ending AUV...........................................   $   16.90      $   19.21    $    24.20    $    26.57
       Ending Number of AUs.................................     600,294      2,566,912     4,915,631     5,366,080
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 International Growth and Income (Inception Date - 6/4/97)
       Beginning AUV........................................   $    9.97      $   10.33    $    11.16    $    13.40
       Ending AUV...........................................   $   10.33      $   11.16    $    13.40    $    14.07
       Ending Number of AUs.................................   1,310,126      6,738,263    11,676,801    12,288,580
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 Growth Opportunities+ (Inception Date -          )
       Beginning AUV........................................   $      --      $      --    $       --    $       --
       Ending AUV...........................................   $      --      $      --    $       --    $       --
       Ending Number of AUs.................................          --             --            --            --
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 Aggressive Growth (Inception Date - 6/9/97)
       Beginning AUV........................................   $   10.03      $   11.51    $    11.86    $    19.02
       Ending AUV...........................................   $   11.51      $   11.86    $    19.02    $    24.30
       Ending Number of AUs.................................     821,105      2,794,187     6,626,618     7,344,520
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 MFS Mid-Cap Growth (Inception Date - 4/5/99)
       Beginning AUV........................................   $      --      $      --    $       --    $    14.23
       Ending AUV...........................................   $      --      $      --    $    14.23    $    16.31
       Ending Number of AUs.................................          --             --     2,204,857     2,713,848
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 Real Estate (Inception Date - 6/4/97)
       Beginning AUV........................................   $    9.98      $   11.44    $     9.80    $     8.50
       Ending AUV...........................................   $   11.44      $    9.80    $     8.50    $     8.91
       Ending Number of AUs.................................     887,321      3,336,767     3,959,755     3,993,765
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 Blue Chip Growth+ (Inception Date -          )
       Beginning AUV........................................   $      --      $      --    $       --    $       --
       Ending AUV...........................................   $      --      $      --    $       --    $       --
       Ending Number of AUs.................................          --             --            --            --
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 Putnam Growth (Inception Date - 6/3/97)
       Beginning AUV........................................   $   15.80      $   18.47    $    22.29    $    28.36
       Ending AUV...........................................   $   18.47      $   22.29    $    28.36    $    31.67
       Ending Number of AUs.................................     831,178      4,949,624    11,111,497    11,459,476
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 Goldman Sachs Research+ (Inception Date -          )
       Beginning AUV........................................   $      --      $      --    $       --    $       --
       Ending AUV...........................................   $      --      $      --    $       --    $       --
       Ending Number of AUs.................................          --             --            --            --
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 Alliance Growth (Inception Date - 6/2/97)
       Beginning AUV........................................   $   21.81      $   24.51    $    32.81    $    44.31
       Ending AUV...........................................   $   24.51      $   32.81    $    44.31    $    48.56
       Ending Number of AUs.................................   2,092,044     12,001,651    28,844,446    25,720,432
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              + Not available for sale until July 5, 2000.
              AUV - Accumulation Unit Value
              AU - Accumulation Units

                                                        INCEPTION TO   FISCAL YEAR   FISCAL YEAR    11/30/99-
                      PORTFOLIOS                          11/30/97      11/30/98      11/30/99      12/31/99
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  "Dogs of Wall Street" (Inception Date - 4/1/98)
         Beginning AUV................................   $      --      $   10.00    $     9.71    $     9.12
         Ending AUV...................................   $      --      $    9.71    $     9.12    $     8.99
         Ending Number of AUs.........................          --      4,324,225     8,879,703     8,952,838
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  Davis Venture Value (Inception Date - 6/2/97)
         Beginning AUV................................   $   18.63      $   21.30    $    23.36    $    26.57
         Ending AUV...................................   $   21.30      $   23.36    $    26.57    $    27.88
         Ending Number of AUs.........................   4,281,879     20,734,371    32,218,454    32,960,877
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  Federated Value (Inception Date - 6/4/97)
         Beginning AUV................................   $   12.14      $   13.62    $    15.86    $    16.43
         Ending AUV...................................   $   13.62      $   15.86    $    16.43    $    16.89
         Ending Number of AUs.........................     736,333      3,783,248     6,616,993     6,700,126
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  MFS Growth and Income* (Inception Date - 6/4/97)
         Beginning AUV................................   $   15.82      $   17.63    $    20.46    $    22.55
         Ending AUV...................................   $   17.63      $   20.46    $    22.55    $    23.67
         Ending Number of AUs.........................     191,101        694,076     4,109,201     4,397,413
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  Growth-Income (Inception Date - 6/3/97)
         Beginning AUV................................   $   18.84      $   21.41    $    25.71    $    33.11
         Ending AUV...................................   $   21.41      $   25.71    $    33.11    $    35.91
         Ending Number of AUs.........................   1,949,292      9,786,202    19,070,913    19,671,134
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  Telecom Utility (Inception Date - 6/6/97)
         Beginning AUV................................   $   11.41      $   12.74    $    14.56    $    15.16
         Ending AUV...................................   $   12.74      $   14.56    $    15.16    $    15.11
         Ending Number of AUs.........................     177,618      1,807,529     4,083,169     4,232,249
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  Asset Allocation (Inception Date - 6/3/97)
         Beginning AUV................................   $   16.59      $   17.98    $    18.22    $    19.10
         Ending AUV...................................   $   17.98      $   18.22    $    19.10    $    19.81
         Ending Number of AUs.........................   1,498,681      8,996,522    11,800,263    11,832,744
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  MFS Total Return** (Inception Date - 6/10/97)
         Beginning AUV................................   $   14.44      $   15.45    $    17.28    $    18.50
         Ending AUV...................................   $   15.45      $   17.28    $    18.50    $    18.60
         Ending Number of AUs.........................     218,391      1,492,175     4,740,884     5,054,346
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  SunAmerica Balanced (Inception Date - 6/5/97)
         Beginning AUV................................   $   11.84      $   13.22    $    15.60    $    18.23
         Ending AUV...................................   $   13.22      $   15.60    $    18.23    $    19.69
         Ending Number of AUs.........................     363,136      3,543,245    11,283,979    11,995,695
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  Worldwide High Income (Inception Date - 6/5/97)
         Beginning AUV................................   $   15.57      $   15.98    $    13.57    $    15.23
         Ending AUV...................................   $   15.98      $   13.57    $    15.23    $    15.70
         Ending Number of AUs.........................     596,308      2,430,509     2,853,924     2,824,430
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  High-Yield Bond (Inception Date - 6/9/97)
         Beginning AUV................................   $   13.63      $   14.66    $    14.25    $    14.71
         Ending AUV...................................   $   14.66      $   14.25    $    14.71    $    14.87
         Ending Number of AUs.........................     758,856      5,006,115     7,918,425     8,096,738
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  Corporate Bond (Inception Date - 6/9/97)
         Beginning AUV................................   $   11.83      $   12.54    $    13.15    $    12.78
         Ending AUV...................................   $   12.54      $   13.15    $    12.78    $    12.76
         Ending Number of AUs.........................     328,300      3,633,064     7,121,685     7,196,448
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  Global Bond (Inception Date - 6/11/97)
         Beginning AUV................................   $   12.41      $   13.08    $    14.40    $    14.11
         Ending AUV...................................   $   13.08      $   14.40    $    14.11    $    14.09
         Ending Number of AUs.........................     183,563      1,342,157     2,692,066     2,749,995
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  Cash Management (Inception Date - 6/5/97)
         Beginning AUV................................   $   11.24      $   11.43    $    11.83    $    12.20
         Ending AUV...................................   $   11.43      $   11.83    $    12.20    $    12.25
         Ending Number of AUs.........................   1,514,290      5,488,046    13,454,926    14,181,154
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              * Formerly named Growth/Phoenix and managed by Phoenix Investment Counsel, Inc.

              ** Formerly named Balanced/Phoenix and managed by Phoenix Investment Counsel, Inc.
              AUV - Accumulation Unit Value
              AU - Accumulation Units

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                APPENDIX B -- PRINCIPAL REWARDS PROGRAM EXAMPLES
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I.  DEFERRED PAYMENT ENHANCEMENT

If you elect to participate in the Principal Rewards Program at contract issue, we contribute at least 2% of each Purchase Payment to your contract for each Purchase Payment we receive as an Upfront Payment Enhancement. Any applicable Deferred Payment Enhancement is allocated to your contract on the corresponding Deferred Payment Enhancement Date and, if declared by the Company, is a percentage of your remaining Purchase Payment on the Deferred Payment Enhancement Date. Deferred Purchase Payment Enhancements are reduced proportionately by partial withdrawals of that Purchase Payment prior to the Deferred Payment Enhancement Date.

The examples that follow assume an initial Purchase Payment of $125,000 and that the Deferred Payment Enhancement is 1%.

For purposes of the example, the Deferred Payment Enhancement Date is the 9th anniversary of the Purchase Payment.

EXAMPLE 1 - NO WITHDRAWALS ARE MADE

The Upfront Payment Enhancement allocated to your contract is $2,500 (2% of $125,000).

On your 9th contract anniversary, the Deferred Payment Enhancement Date, your Deferred Payment Enhancement of $1,250 (1% of your remaining Purchase Payment or $125,000) will be allocated to your contract.

EXAMPLE 2 - WITHDRAWAL MADE PRIOR TO DEFERRED PAYMENT ENHANCEMENT DATE

As in Example 1, your Upfront Payment Enhancement is $2,500.

This example also assumes the following:

     1. Your contract value on your 5th contract anniversary is $190,000.

     2. You request a withdrawal of $75,000 on your 5th contract anniversary.

     3. No subsequent Purchase Payments have been made.

     4. No prior withdrawals have been taken.

     5. Funds are not allocated to any of the MVA Fixed Accounts.

On your 5th contract anniversary, your penalty-free earnings in the contract are $65,000 ($190,000 contract value less your $125,000 investment in the contract). Therefore, you are withdrawing $10,000 of your initial Purchase Payment. Your contract value will also be reduced by a $500 withdrawal charge on the $10,000 Purchase Payment (5% of $10,000). Your gross withdrawal is $75,500 of which $10,500 constitutes part of your Purchase Payment.

The withdrawal of $10,500 of your $125,000 Purchase Payment is a withdrawal of 8.4% of your Purchase Payment. Therefore, only 91.6%, or $114,500, of your initial Purchase Payment remains in your contract.

On your 9th contract anniversary, the Deferred Payment Enhancement Date, assuming no other transactions occur affecting the Purchase Payment, we allocate your Deferred Payment Enhancement of $1,145 (1% of your remaining Purchase Payment, $114,500) to your contract.

II.  90 DAY WINDOW

Contracts issued with the Principal Rewards feature after April 3, 2000, may be eligible for a "Look-Back Adjustment." As of the 90th day after your contract was issued, we will total your Purchase Payments remaining in your contract at that time, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an Enhancement Level which, as of the date we issued your contract, would have provided for a higher Upfront and/or Deferred Payment Enhancement Rate on each Purchase Payment, you will get the benefit of the Enhancement Rate(s) that were applicable to that higher Enhancement Level at the time your contract was issued.

This example assumes the following:

1. Current Enhancement Levels, Rates and Dates (beginning July 5, 2000) throughout the first 90 days.

2. No withdrawal in the first 90 days.

3. Initial Purchase Payment of $35,000 on July 5, 2000.

4. Subsequent Purchase Payment of $40,000 on August 15, 2000.

5. Subsequent Purchase Payment of $25,000 on August 30, 2000.

6. Subsequent Purchase Payment of $7,500 on September 12, 2000.

ENHANCEMENT AT THE TIME PURCHASE PAYMENTS ARE RECEIVED

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                                                                                    DEFERRED
                         PURCHASE           UPFRONT           DEFERRED              PAYMENT
                          PAYMENT           PAYMENT            PAYMENT            ENHANCEMENT
        DATE              AMOUNT          ENHANCEMENT        ENHANCEMENT              DATE
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  April 5, 2000           $35,000             2%                 0%                   N/A
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  May 15, 2000            $40,000             4%                 0%                   N/A
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  May 30, 2000            $25,000             4%                 1%             August 30, 2009
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  June 12, 2000           $ 7,500             4%                 1%            September 12, 2009
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ENHANCEMENT ADJUSTMENTS ON THE 90TH DAY FOLLOWING CONTRACT ISSUE

The sum of all Purchase Payments made in the first 90 days of the contract equals $107,500. According to the Enhancement Levels in effect at the time this contract was issued, a $107,500 Purchase Payment would have received a 4% Upfront Payment Enhancement and a 1% Deferred Payment Enhancement. Under the 90 Day Window provision all Purchase Payments made within those first 90 days would receive the benefit of the parameters in place at the time the contract was issued, as if all of the Purchase Payments were received on the date of issue. Thus, the first two Purchase Payments would be adjusted as follows:

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                                                                                   DEFERRED
                         PURCHASE           UPFRONT           DEFERRED              PAYMENT
                          PAYMENT           PAYMENT            PAYMENT            ENHANCEMENT
        DATE              AMOUNT          ENHANCEMENT        ENHANCEMENT             DATE
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  April 5, 2000           $35,000             4%                 1%              July 5, 2009
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  May 15, 2000            $40,000             4%                 1%             August 15, 2009
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  May 30, 2000            $25,000             4%                 1%             August 30, 2009
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  June 12, 2000           $ 7,500             4%                 1%           September 12, 2009
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                  APPENDIX C - MARKET VALUE ADJUSTMENT ("MVA")
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The MVA reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The longer the period of time remaining in the term you initially agreed to leave your money in the fixed account option, the greater the impact of changing interest rates. The impact of the MVA can be either positive or negative, and is computed by multiplying the amount withdrawn, transferred or switched to the Income Phase by the following factor:

                                             N/12
                           [(1+I/(1+J+0.005)]     - 1

                  The MVA formula may differ in certain states where:

        I is the interest rate you are earning on the money invested in the fixed account option;

        J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the fixed account option; and

        N is the number of full months remaining in the term you initially agreed to leave your money in the fixed account option.

EXAMPLES OF THE MVA

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to the 10-year fixed account option at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 year (12 months) remains in the 10-year term you initially agreed to leave your money in the fixed account option (N=12); and

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals.

No withdrawal charges are reflected because your Purchase Payment has been in the contract for nine full years. If a withdrawal charge applies, it is deducted before the MVA. The MVA is assessed on the amount withdrawn less any withdrawal charges.

POSITIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year fixed account option is 4%.

                                      N/12
The MVA factor is = [(1+I/(1+J+0.005)]     - 1
                                         12/12
                  = [(1.05)/(1.04+0.005)]      - 1
                              1
                  = (1.004785)  - 1
                  = 1.004785 - 1
                  = + 0.004785

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 x (+0.004785) = +$19.14

$19.14 represents the MVA that would be added to your withdrawal.

NEGATIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year fixed account option is 6%.

                                       N/12
The MVA factor is = [(1+I)/(1+J+0.005)]     - 1
                                         12/12
                  = [(1.05)/(1.06+0.005)]      - 1
                              1
                  = (0.985915)  - 1
                  = 0.985915 - 1
                  = - 0.014085

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 X (-0.014085) = -$56.34

$56.34 represents the MVA that will be deducted from the money remaining in the 10-year fixed account option.

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                           APPENDIX D - PREMIUM TAXES
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--------------------------------------------------------------------------------

Premium taxes vary according to the state and are subject to change without notice. In many states, there is no tax at all. Listed below are the current premium tax rates in those states that assess a premium tax. For current information, you should consult your tax adviser.

                                                              QUALIFIED    NON-QUALIFIED
                           STATE                              CONTRACT       CONTRACT
========================================================================================
California                                                        .50%          2.35%
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Maine                                                               0%             2%
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Nevada                                                              0%           3.5%
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South Dakota                                                        0%          1.25%
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West Virginia                                                       1%             1%
----------------------------------------------------------------------------------------
Wyoming                                                             0%             1%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris(II) Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip


Date:  ------------------------------------   Signed:  ---------------------------------------

   Return to: Anchor National Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
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                              [POLARISAMERICA LOGO]

THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE POLARISAMERICA VARIABLE ANNUITY. THE ANNUITY IS MORE FULLY DESCRIBED IN THE PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY.


                               December 26, 2000


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                     1. THE POLARISAMERICA VARIABLE ANNUITY
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The PolarisAmerica Variable Annuity is a contract between you and Anchor National Life Insurance Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. Tax deferral means all your money, including the amount you would otherwise pay in current income taxes, remains in your contract to generate more earnings. Your money could grow faster than it would in a comparable taxable investment.

PolarisAmerica offers a diverse selection of money managers, investment options and other programs. You may divide your money among any or all 18 variable portfolios and 7 fixed account options. To the extent you invest in the variable portfolios, your investment is not guaranteed. The value of your PolarisAmerica contract can fluctuate up and down, based on the performance of the underlying investments you select and you may experience a loss.

The variable portfolios offer professionally managed investment choices with goals ranging from capital preservation to aggressive growth. Your choices for the various investment options are found on the next page.

The contract also offers 5 fixed account options and 2 Dollar Cost Averaging ("DCA") fixed account options for different time periods. Each may have a different interest rate. Interest rates are guaranteed by Anchor National.

Like most annuities, the contract has an accumulation phase and an income phase. During the accumulation phase, you invest money in your contract. Your earnings are based on the investment performance of the variable portfolios to which your money is allocated and/or the interest rate(s) earned on the fixed account option(s) in which you invest. You may withdraw money from your contract during the accumulation phase. However, as with other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. A federal tax penalty may apply if you make withdrawals before age 59 1/2.

During the income phase, you may receive income payments from your annuity. Your income payments may be fixed in dollar amount, vary with investment performance or a combination of both, depending on where your money is allocated. Among other factors, the amount of money you are able to accumulate in your contract during the accumulation phase will affect the amount of your income payments during the income phase.
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                               2. INCOME OPTIONS
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You can select from one of five income options:

   (1) payments for your lifetime;

   (2) payments for your lifetime and your survivor's lifetime;

   (3) payments for your lifetime and your survivor's lifetime, but for not less than 10 or 20 years;

   (4) payments for your lifetime, but for not less than 10 or 20 years; and

   (5) payments for a specified period of 5 to 30 years.

You will also need to decide when your income payments begin and if you want your income payments to fluctuate with investment performance or remain constant. Once you begin receiving income payments, you cannot change your income option.

If your contract is part of a non-qualified retirement plan (one that is established with after-tax dollars), payments during the income phase are considered partly a return of your original investment. The "original investment" part of each payment is not taxable as income. For contracts which are part of a qualified retirement plan using before-tax dollars, the entire income payment is taxable as income.


The information in the prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

In addition to the above income options, you may elect to take income payments under the income protector feature, subject to the provisions thereof.
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                         3. PURCHASING A POLARISAMERICA
                           VARIABLE ANNUITY CONTRACT
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----------------------------------------------------------------

You can buy a contract through your financial representative, who can also help you complete the proper forms. For non-qualified contracts, the minimum initial purchase payment is $5,000 and subsequent amounts of $500 or more may be added to your contract at any time during the accumulation phase. For qualified contracts, the minimum initial purchase payment is $2,000 and subsequent amounts of $250 or more may be added to your contract at any time during the accumulation phase.
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                             4. INVESTMENT OPTIONS
                ----------------------------------------------------------------
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You may allocate money to the following variable portfolios of the Anchor Series Trust ("AST"), the SunAmerica Series Trust ("SST") and/or the Nations Annuity Trust ("NAT"):

STOCKS:
  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
     - Global Equities Portfolio                                             SST
     - Growth-Income Portfolio                                               SST
  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, INC.
    - Nations Aggressive Growth Portfolio                                    NAT
    - Nations Managed Index Portfolio                                        NAT
    - Nations Value Portfolio                                                NAT
  MANAGED BY BRANDES INVESTMENT PARTNERS, L.P.
    - Nations International Value Portfolio                                  NAT
  MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
    - Nations Marsico Focused Equities Portfolio                             NAT
    - Nations Marsico Growth & Income Portfolio                              NAT
  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, INC.
    - Emerging Markets Portfolio                                             SST
    - International Growth & Income Portfolio                                SST
    - Putnam Growth Portfolio                                                SST
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
    - Aggressive Growth Portfolio                                            SST
    - Blue Chip Growth Portfolio                                             SST
BALANCED:
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
     - SunAmerica Balanced Portfolio                                         SST
BONDS:
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
     - Global Bond Portfolio                                                 SST
  MANAGED BY MACKAY SHIELDS LLC
    - Nations High Yield Bond Portfolio                                      NAT
  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
    - Government & Quality Bond Portfolio                                    AST
CASH:
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
     - Cash Management Portfolio                                             SST

You may also allocate money to the 1-year fixed account option or the 3, 5, 7 and 10-year market value adjustment ("MVA") fixed account options and, under certain circumstances, the 6-month and 1-year DCA fixed account options.

The interest rates applicable for these fixed account options may differ from time to time, however, we will never credit less than a 3% annual effective rate. Once established, the rate will not change during the selected period. Your contract value will be adjusted up or down for withdrawals or transfers from the 3, 5, 7 and 10-year fixed account options prior to the end of the guarantee period.
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                                  5. EXPENSES
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Each year, we deduct a $35 contract maintenance fee ($30 in North Dakota) from your contract. We also deduct insurance charges which equal 1.52% annually of the average daily value of your contract allocated to the variable portfolios.

As with other professionally managed investments, there are investment charges imposed on contracts with money allocated to the variable portfolios. We estimate these fees to range from .53 to 1.90.

If you take money out of your contract, you may be assessed a withdrawal charge which is a percentage of purchase payments. The percentage declines over the time the money is in the contract.

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      YEAR           1        2        3        4        5        6        7        8
-----------------------------------------------------------------------------------------
 WITHDRAWAL
 CHARGE              7%       6%       5%       4%       3%       2%       1%       0%
-----------------------------------------------------------------------------------------

Each year, you are allowed to make 15 transfers without charge. After your first 15 free transfers, a $25 transfer fee ($10 in Pennsylvania and Texas) applies to each subsequent transfer.

In a limited number of states, you may also be charged for a state premium tax of up to 3.5% depending upon the state.

The following chart is designed to help you understand the charges in your contract. The column "Total Annual Charges" shows the total of the 1.52% insurance charges, the $35 contract maintenance fee and the investment charges for each variable portfolio. We converted the contract maintenance fee to a percentage using an assumed contract size of $40,000. The actual impact of this charge on your contract may differ from this percentage.

The next two columns show two examples of the charges you would pay under the contract. The examples assume that you invested $1,000 in a contract which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. The premium tax is assumed to be 0% in both examples.

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                                                                                     EXAMPLES:
                                TOTAL ANNUAL    TOTAL ANNUAL                      TOTAL EXPENSES     TOTAL EXPENSES
                                 INSURANCE       INVESTMENT       TOTAL ANNUAL       AT END OF         AT END OF
                                  CHARGES         CHARGES           CHARGES           1 YEAR            10 YEARS
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ANCHOR SERIES TRUST
Government and Quality Bond        1.61%            .66%             2.27%             $ 93               $257
-------------------------------------------------------------------------------------------------------------------
SUNAMERICA SERIES TRUST
Emerging Markets(1)                1.61%           1.90%             3.51%             $105               $397
Global Equities                    1.61%            .84%             2.45%             $ 94               $277
International Growth and
  Income(1)                        1.61%           1.21%             2.82%             $ 98               $319
Aggressive Growth(1)               1.61%            .75%             2.36%             $ 94               $267
Blue Chip Growth(2)                1.61%            .85%             2.46%             $ 95               $278
Putnam Growth                      1.61%            .80%             2.41%             $ 94               $273
Growth-Income                      1.61%            .56%             2.17%             $ 92               $245
SunAmerica Balanced(1)             1.61%            .66%             2.27%             $ 93               $257
Global Bond                        1.61%            .84%             2.45%             $ 94               $277
Cash Management                    1.61%            .53%             2.14%             $ 91               $242
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                                                                                     EXAMPLES:
                                TOTAL ANNUAL    TOTAL ANNUAL                      TOTAL EXPENSES     TOTAL EXPENSES
                                 INSURANCE       INVESTMENT       TOTAL ANNUAL       AT END OF         AT END OF
                                  CHARGES         CHARGES           CHARGES           1 YEAR            10 YEARS
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NATIONS ANNUITY TRUST
Nations Aggressive Growth(3)       1.61%           1.00%             2.61%              $96               $295
Nations Managed Index(3)           1.61%            .75%             2.36%              $94               $267
Nations Value(3)                   1.61%           1.00%             2.61%              $96               $295
Nations International
  Value(3,) (4)                    1.61%           1.25%             2.86%              $99               $324
Nations Marsico Focused
  Equities(3)                      1.61%           1.10%             2.71%              $97               $307
Nations Marsico Growth &
  Income(3)                        1.61%           1.10%             2.71%              $97               $307
Nations High Yield
  Bond(3,) (4)                     1.61%           1.00%             2.61%              $96               $295

---------------
(1) For these Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep operating expenses at or below an established maximum amount. All waivers or reimbursements may be terminated at any time. For more detailed information, see Fee Tables and Examples in the prospectus.

(2) This portfolio was not available for sale until July 5, 2000. The Total Annual Investment Charges are based on estimated amounts for the current fiscal year.

(3) For these Portfolios, the investment adviser, Banc of America Advisors, Inc. and other service providers have agreed to waive a portion of their fees and/or reimburse expenses, including in some cases the 12b-1 distribution and shareholder servicing fees of .25%, until April 30, 2001 to keep operating expenses at or below an established maximum amount. All waivers or reimbursements may be terminated at any time after that date. For more detailed information, see Fee Tables and Examples in the prospectus.

(4) Total Annual Investment Charges include expense estimates for the current fiscal year.

If you elect Estate Advantage (0.25% -- the maximum fee for the feature):



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                                                                                      EXAMPLES:
                                                  TOTAL ANNUAL                     TOTAL EXPENSES    TOTAL EXPENSES
                            TOTAL ANNUAL           INVESTMENT      TOTAL ANNUAL       AT END OF        AT END OF
                          INSURANCE CHARGES         CHARGES          CHARGES           1 YEAR           10 YEARS
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ANCHOR SERIES TRUST
Government and
  Quality Bond         1.86% (1.61% + [0.25%])       0.66%            2.52%                $              $
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SUNAMERICA SERIES TRUST
Emerging Markets(1)    1.86% (1.61% + [0.25%])       1.90%            3.76%                $              $
Global Equities        1.86% (1.61% + [0.25%])       0.84%            2.70%                $              $
International Growth
  and Income(1)        1.86% (1.61% + [0.25%])       1.21%            3.07%                $              $
Aggressive Growth(1)   1.86% (1.61% + [0.25%])       0.75%            2.61%                $              $
Blue Chip Growth(2)    1.86% (1.61% + [0.25%])       0.85%            2.71%                $              $
Putnam Growth          1.86% (1.61% + [0.25%])       0.80%            2.66%                $              $
Growth-Income          1.86% (1.61% + [0.25%])       0.56%            2.42%                $              $
SunAmerica
  Balanced(1)          1.86% (1.61% + [0.25%])       0.66%            2.52%                $              $
Global Bond            1.86% (1.61% + [0.25%])       0.84%            2.70%                $              $
Cash Management        1.86% (1.61% + [0.25%])       0.53%            2.39%                $              $
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                                                                                      EXAMPLES:
                            TOTAL ANNUAL          TOTAL ANNUAL                     TOTAL EXPENSES    TOTAL EXPENSES
                              INSURANCE            INVESTMENT      TOTAL ANNUAL       AT END OF        AT END OF
                               CHARGES              CHARGES          CHARGES           1 YEAR           10 YEARS
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NATIONS ANNUITY TRUST
Nations Aggressive
  Growth(3)             1.86% (1.61% + [0.25%])      1.00%            2.86%                $              $
Nations Managed
  Index(3)              1.86% (1.61% + [0.25%])      0.75%            2.61%                $              $
Nations Value(3)        1.86% (1.61% + [0.25%])      1.00%            2.86%                $              $
Nations International
  Value(3,) (4)         1.86% (1.61% + [0.25%])      1.25%            3.11%                $              $
Nations Marsico
  Focused Equities(3)   1.86% (1.61% + [0.25%])      1.10%            2.96%                $              $
Nations Marsico
  Growth & Income(3)    1.86% (1.61% + [0.25%])      1.10%            2.96%                $              $
Nations High Yield
  Bond(3,) (4)          1.86% (1.61% + [0.25%])      1.00%            2.86%                $              $


---------------

(1)For these Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep operating expenses at or below an established maximum amount. All waivers or reimbursements may be terminated at any time. For more detailed information, see Fee Tables and Examples in the prospectus.



(2)This portfolio was not available for sale until July 5, 2000. The Total Annual Investment Charges are based on estimated amounts for the current fiscal year.



(3)For these Portfolios, the investment adviser, Banc of America Advisors, Inc. and other service providers have agreed to waive a portion of their fees and/or reimburse expenses, including in some cases the 12b-1 distribution and shareholder servicing fees of .25%, until April 30, 2001 to keep operating expenses at or below an established maximum amount. All waivers or reimbursements may be terminated at any time after that date. For more detailed information, see Fee Tables and Examples in the prospectus.



(4)Total Annual Investment Charges include expense estimates for the current fiscal year.

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                                    6. TAXES
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Unlike taxable investments where earnings are taxed in the year they are earned, taxes on amounts earned in a non-qualified contract are deferred until they are withdrawn. In a qualified contract, all amounts are taxable when they are withdrawn.

When you begin taking distributions or withdrawals from your contract, earnings are considered to be taken out first and will be taxed at your ordinary income rate. You may be subject to a 10% federal tax penalty for distributions or withdrawals before age 59 1/2.

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                            7. ACCESS TO YOUR MONEY
                ----------------------------------------------------------------
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During the first year, you may withdraw free of a withdrawal charge an amount that is equal to the penalty-free earnings in your contract as of the date you make the withdrawal or, if you participate in the systematic withdrawal program, you may withdraw 10% of your total invested amount less any withdrawals made during the year. The penalty-free earnings amount is calculated by taking the value of your contract on the day you make the withdrawal and subtracting your total invested amount. After the first year, your maximum free withdrawal amount is the greater of: (1) the penalty-free earnings or (2) 10% of your total invested amount that has been invested for at least one year, less any withdrawals made during the year. Withdrawals in excess of these limits will be assessed a withdrawal charge.

If you withdraw your entire contract value, any previous free withdrawal would be subject to a withdrawal charge applicable at the time of the full withdrawal. After a purchase payment has been in the contract for seven years, there are no withdrawal charges on that purchase payment.

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                                 8. PERFORMANCE
                ----------------------------------------------------------------
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When you invest in the PolarisAmerica Variable Annuity, your money is actually invested in the underlying portfolios of the Anchor Series Trust, the SunAmerica Series Trust and/or the Nations Annuity Trust. The value of your annuity will fluctuate depending upon the investment performance of the portfolio(s) you choose.

The following chart shows total returns for each portfolio for the time periods shown. These numbers reflect the insurance charges, the contract maintenance fee and the investment charges. Withdrawal charges are not reflected in the chart. Past performance is no guarantee of future results.

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                                             CALENDAR     CALENDAR
                                 TRUST      YEAR 1999    YEAR 1998
--------------------------------------------------------------------
  STOCKS:
  Global Equities Portfolio       SST          28.87%       20.86%
  Growth-Income Portfolio         SST          28.03%       28.74%
  Nations Aggressive Growth
    Portfolio++                   NAT             --           --
  Nations Managed Index
    Portfolio++                   NAT             --           --
  Nations Value Portfolio++       NAT             --           --
  Nations International Value
    Portfolio++                   NAT             --           --
  Nations Marsico Focused
    Equities Portfolio++          NAT             --           --
  Nations Marsico Growth &
    Income Portfolio++            NAT             --           --
  Emerging Markets Portfolio      SST          74.55%      (25.62)%
  International Growth and
    Income Portfolio              SST          22.29%        9.03%
  Putnam Growth Portfolio         SST          27.69%       32.60%
  Aggressive Growth Portfolio     SST          81.80%       15.55%
  Blue Chip Growth Portfolio+     SST             --           --
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BALANCED:
  SunAmerica Balanced
    Portfolio                     SST          19.49%       22.67%
--------------------------------------------------------------------
BONDS:
  Global Bond Portfolio           SST          (2.57)%       9.04%
  Nations High Yield Bond
    Portfolio++                   NAT             --           --
  Government and Quality Bond
    Portfolio                     AST          (3.15)%       7.42%
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CASH:
  Cash Management Portfolio       SST           3.20%        3.51%
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+   Not available for sale until July 5, 2000.
++ The Nations Annuity Trust portfolios were not available for sale in this contract until October 23, 2000.

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                                9. DEATH BENEFIT
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If you should die during the accumulation phase, your beneficiary will receive a death benefit. You must select from the two death benefit options described below at the time you purchase your contract. Once selected, your death benefit may not be changed. You should discuss with your financial representative the options available to you and which option is best for you.

     OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION:

The death benefit is the greater of:

(1) the value of your contract at the time we receive satisfactory proof of death; or

(2) total purchase payments less withdrawals (and any fees or charges applicable to such withdrawals), compounded at a 4% annual growth rate until the date of death (3% growth rate if 70 or older at the time of contract issue) plus any purchase payments less withdrawals recorded after the date of death (and any fees or charges applicable to such withdrawals); or

(3) the value of your contract on the seventh contract anniversary, plus any purchase payments since the seventh anniversary and less any withdrawals (and any fees or charges applicable to such withdrawals), all compounded at a 4% annual growth rate until the date of death (3% if 70 or older at the time of contract issue) plus any purchase payments less withdrawals recorded after the date of death (and any fees or charges applicable to such withdrawals).

     OPTION 2 - MAXIMUM ANNIVERSARY OPTION:

The death benefit is the greater of:

(1) the value of your contract at the time we receive satisfactory proof of death; or

(2) total purchase payments less any withdrawals (and any fees or charges applicable to such withdrawals); or

(3) the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the value of your contract on a contract anniversary plus any purchase payments and less any withdrawals (and any fees or charges applicable to such withdrawals) since that anniversary.


In addition, for a fee you may elect the Estate Advantage feature, that can increase your selected death benefit when payable. This feature is not available if you are over the age of 80 at the time of contract issue.


If you are age 90 or older at the time of death and selected the option 2 death benefit, the death benefit will be equal to the value of your contract at the time we receive satisfactory proof of death.
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                             10. OTHER INFORMATION
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FREE LOOK: You may cancel your contract within ten days (or longer if required by your state) by mailing it to our Annuity Service Center. Your contract will be treated as void on the date we receive it and we will pay you an amount equal to the value of your contract on the day we receive your request (unless otherwise required by state law). The amount returned to you may be more or less than the money you initially invested.

ASSET ALLOCATION REBALANCING PROGRAM: If elected by you, this program seeks to keep your investment in line with your goals. We will maintain your specified allocation mix in the variable portfolios and the 1-year fixed account option by readjusting your money on a calendar quarter, semiannual or annual basis.

SYSTEMATIC WITHDRAWAL PROGRAM: If elected by you, this program allows you to receive either monthly, quarterly, semiannual or annual checks during the accumulation phase. Systematic withdrawals may also be electronically transferred to your bank account. Of course, withdrawals may be taxable and a 10% federal tax penalty may apply if you are under age 59 1/2.

PRINCIPAL ADVANTAGE PROGRAM: If elected by you, this program allows you to obtain growth potential without any market risk to your principal. We will guarantee that the portion of your money allocated to the 1, 3, 5, 7 or 10-year fixed account option will grow to equal your principal investment when it is allocated in accordance with the program.

DOLLAR COST AVERAGING: If elected by you, this program allows you to invest gradually in the variable portfolios from any of the variable portfolios or the 1-year fixed account option. You may also invest in the variable portfolios from the 6-month or 1-year DCA fixed account option.

AUTOMATIC PAYMENT PLAN: You can add to your contract directly from your bank account with as little as $20 per month.

CONFIRMATIONS AND QUARTERLY STATEMENTS: During the accumulation phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately.

During the accumulation and income phases, you will receive a statement of your transactions over the past quarter and a summary of your account values.
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                                 11. INQUIRIES
                ----------------------------------------------------------------
                ----------------------------------------------------------------

If you have questions about your contract or need to make changes, call your financial representative or contact us at:

     Anchor National Life Insurance Company
     Annuity Service Center
     P.O. Box 54299
     Los Angeles, California 90054-0299
     Telephone Number: (800) 445-SUN2

If money accompanies your correspondence, you should direct it to:

     Anchor National Life Insurance Company
     P.O. Box 100330
     Pasadena, California 91189-0001

                             [POLARISAMERICA LOGO]

                                   PROSPECTUS

                               DECEMBER 26, 2000



Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for              issued by
future reference. It contains                 ANCHOR NATIONAL LIFE INSURANCE COMPANY
important information about the               in connection with
PolarisAmerica Variable Annuity.              VARIABLE SEPARATE ACCOUNT
                                              The annuity has 25 investment choices -7 fixed account
To learn more about the annuity               options and 18 Variable Portfolios listed below. The 7 fixed
offered by this prospectus, you can           account options include specified periods of 1, 3, 5, 7 and
obtain a copy of the Statement of             10 years and DCA accounts for 6-month and 1-year periods.
Additional Information ("SAI") dated          The 18 Variable Portfolios are part of the Anchor Series
December 26, 2000. The SAI has been           Trust ("AST"), the SunAmerica Series Trust ("SST") or the
filed with the Securities and                 Nations Annuity Trust ("NAT").
Exchange Commission ("SEC") and is            STOCKS:
incorporated by reference into this           MANAGED BY ALLIANCE CAPITAL MANAGEMENT, L.P.
prospectus. The Table of Contents of          - Global Equities Portfolio                           SST
the SAI appears on page 22 of this            - Growth-Income Portfolio                           SST
prospectus. For a free copy of the            MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, INC.
SAI, call us at (800) 445-SUN2 or             - Nations Aggressive Growth Portfolio              NAT
write to us at our Annuity Service            - Nations Managed Index Portfolio                 NAT
Center, P.O. Box 54299, Los Angeles,          - Nations Value Portfolio                           NAT
California 90054-0299.                        MANAGED BY BRANDES INVESTMENT PARTNERS, L.P.
                                              - Nations International Value Portfolio            NAT
In addition, the SEC maintains a              MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
website (http://www.sec.gov) that             - Nations Marsico Focused Equities Portfolio       NAT
contains the SAI, materials                   - Nations Marsico Growth & Income Portfolio     NAT
incorporated by reference and other           MANAGED BY PUTNAM INVESTMENT MANAGEMENT, INC.
information filed electronically with         - Emerging Markets Portfolio                        SST
the SEC by Anchor National.                   - International Growth & Income Portfolio         SST
                                              - Putnam Growth Portfolio                          SST
ANNUITIES INVOLVE RISKS, INCLUDING            MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
POSSIBLE LOSS OF PRINCIPAL, AND ARE           - Aggressive Growth Portfolio                        SST
NOT A DEPOSIT OR OBLIGATION OF, OR            - Blue Chip Growth Portfolio                        SST
GUARANTEED OR ENDORSED BY, ANY BANK.
THEY ARE NOT FEDERALLY INSURED BY THE         BALANCED:
FEDERAL DEPOSIT INSURANCE                     MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
CORPORATION, THE FEDERAL RESERVE              - SunAmerica Balanced Portfolio                    SST
BOARD OR ANY OTHER AGENCY.
                                              BONDS:
                                              MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
                                              - Global Bond Portfolio                              SST
                                              MANAGED BY MACKAY SHIELDS LLC
                                              - Nations High Yield Bond Portfolio                NAT
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                              - Government & Quality Bond Portfolio            AST
                                              CASH:
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                              - Cash Management Portfolio                        SST


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.


The information in the prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

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                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
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Anchor National is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:


WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
7 World Trade Center, 13th Fl.
New York, NY 10048

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the separate account, Anchor National and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.

Anchor National will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to Anchor National's Annuity Service Center, as follows:
       Anchor National Life Insurance Company
       Annuity Service Center
       P.O. Box 54299
       Los Angeles, California 90054-0299
       Telephone Number: (800) 445-SUN2

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         SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION
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Indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided to Anchor National's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for Anchor National's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of Anchor National in connection with the securities registered under this prospectus, Anchor National will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. Anchor National will be governed by final judgment of the issue. However, if in the opinion of Anchor National's counsel, this issue has been determined by controlling precedent, Anchor National will not submit the issue to a court for determination.

 ------------------------------------------------------------------
 ------------------------------------------------------------------
                         TABLE OF CONTENTS
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE.............     2
 SECURITIES AND EXCHANGE COMMISSION POSITION ON
   INDEMNIFICATION...........................................     2
 GLOSSARY....................................................     3
 FEE TABLES..................................................     4
       Owner Transaction Expenses............................     4
       Contract Maintenance Fee..............................     4
       Annual Separate Account Expenses......................     4
       Option Estate Advantage Fee...........................     4
       Portfolio Expenses....................................     4
 EXAMPLES....................................................     5
 THE POLARISAMERICA VARIABLE ANNUITY.........................     7
 PURCHASING A POLARISAMERICA VARIABLE ANNUITY................     8
       Allocation of Purchase Payments.......................     8
       Accumulation Units....................................     8
       Free Look.............................................     8
 INVESTMENT OPTIONS..........................................     8
       Variable Portfolios...................................     9
       Anchor Series Trust...................................     9
       SunAmerica Series Trust...............................     9
       Nations Annuity Trust.................................     9
       Fixed Account Options.................................     9
       Market Value Adjustment ("MVA").......................    10
       Transfers During the Accumulation Phase...............    10
       Dollar Cost Averaging.................................    11
       Asset Allocation Rebalancing Program..................    11
       Principal Advantage Program...........................    12
       Voting Rights.........................................    12
       Substitution..........................................    12
 ACCESS TO YOUR MONEY........................................    12
       Systematic Withdrawal Program.........................    13
       Nursing Home Waiver...................................    13
       Minimum Contract Value................................    13
 DEATH BENEFIT...............................................    13
       Purchase Payment Accumulation Option..................    14
       Maximum Anniversary Option............................    14
       Estate Advantage......................................    14
       Spousal Continuation..................................    15
 EXPENSES....................................................    16
       Insurance Charges.....................................    16
       Withdrawal Charges....................................    16
       Investment Charges....................................    16
       Contract Maintenance Fee..............................    16
       Transfer Fee..........................................    16
       Estate Advantage Fee..................................    17
       Premium Tax...........................................    17
       Income Taxes..........................................    17
       Reduction or Elimination of Charges and Expenses, and
       Additional Amounts Credited...........................    17
 INCOME OPTIONS..............................................    17
       Annuity Date..........................................    17
       Income Options........................................    17
       Fixed or Variable Income Payments.....................    18
       Income Payments.......................................    18
       Transfers During the Income Phase.....................    18
       Deferment of Payments.................................    18
       The Income Protector Feature..........................    18
 TAXES.......................................................    19
       Annuity Contracts in General..........................    20
       Tax Treatment of Distributions - Non-Qualified
       Contracts.............................................    20
       Tax Treatment of Distributions - Qualified
       Contracts.............................................    20
       Minimum Distributions.................................    20
       Diversification.......................................    20
 PERFORMANCE.................................................    21
 OTHER INFORMATION...........................................    21
       Anchor National.......................................    21
       The Separate Account..................................    21
       The General Account...................................    21
       Distribution of the Contract..........................    22
       Administration........................................    22
       Legal Proceedings.....................................    22
       Ownership.............................................    22
       Custodian.............................................    22
       Registration Statement................................    22
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....
                                                                 22
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............   A-1
 APPENDIX B -- MARKET VALUE ADJUSTMENT ("MVA")...............   B-1
 APPENDIX C -- PREMIUM TAXES.................................   C-1
 ------------------------------------------------------------------
 ------------------------------------------------------------------
                              GLOSSARY
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation
 Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 COMPANY - Anchor National Life Insurance Company, We, Us, the
 insurer which issues this contract.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account
 ("IRA").
 PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.
 QUALIFIED (CONTRACT) - A contract purchased with pretax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the Anchor Series Trust, the SunAmerica Series
 Trust and the Nations Annuity Trust collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the
 Anchor Series Trust, SunAmerica Series Trust or the Nations
 Annuity Trust.


ALL FINANCIAL REPRESENTATIVES OR AGENTS THAT SELL THE CONTRACTS OFFERED BY THIS PROSPECTUS ARE REQUIRED TO DELIVER A PROSPECTUS.

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                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES
WITHDRAWAL CHARGE (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)

YEARS:..........................   1    2    3    4    5    6    7    8
        ........................  7%   6%   5%   4%   3%   2%   1%   0%

TRANSFER FEE..........  No charge for first 15 transfers each contract year; thereafter, fee is $25
                        ($10 in Pennsylvania and Texas) per
                        transfer

  CONTRACT MAINTENANCE FEE*
        $35 ($30 in North Dakota)
    *waived if contract value is $50,000 or more

  ANNUAL SEPARATE ACCOUNT EXPENSES
  (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

  Mortality and Expense Risk Charge................  1.37%
  Distribution Expense Charge......................  0.15%
                                                     -----
      TOTAL SEPARATE ACCOUNT EXPENSES                1.52%
                                                     =====


  OPTIONAL ESTATE ADVANTAGE FEE


 (ESTATE ADVANTAGE IS AN OPTIONAL ENHANCED DEATH


 BENEFIT AND, IF ELECTED, THE FEE IS DEDUCTED DAILY


 FROM YOUR CONTRACT VALUE)

  Contract Issue Ages [69] or younger.............  [0.20%]
  Contract Issue Ages [70] or older...............  [0.25%]
                                                    -----


                               PORTFOLIO EXPENSES

                              ANCHOR SERIES TRUST
    (AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S FISCAL YEAR ENDED
                               DECEMBER 31, 1999)

                                              MANAGEMENT      OTHER     TOTAL ANNUAL
                  PORTFOLIO                       FEE       EXPENSES      EXPENSES
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Government and Quality Bond                       .60%         .06%          .66%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                            SUNAMERICA SERIES TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
              FOR THE TRUST'S FISCAL YEAR ENDED JANUARY 31, 2000)

                                              MANAGEMENT      OTHER     TOTAL ANNUAL
                  PORTFOLIO                       FEE       EXPENSES      EXPENSES
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Emerging Markets*                                1.25%         .65%         1.90%
-------------------------------------------------------------------------------------
Global Equities                                   .72%         .12%          .84%
-------------------------------------------------------------------------------------
International Growth and Income                   .98%         .23%         1.21%
-------------------------------------------------------------------------------------
Aggressive Growth                                 .70%         .05%          .75%
-------------------------------------------------------------------------------------
Blue Chip Growth+                                 .70%         .15%          .85%
-------------------------------------------------------------------------------------
Putnam Growth                                     .76%         .04%          .80%
-------------------------------------------------------------------------------------
Growth-Income                                     .53%         .03%          .56%
-------------------------------------------------------------------------------------
SunAmerica Balanced                               .62%         .04%          .66%
-------------------------------------------------------------------------------------
Global Bond                                       .69%         .15%          .84%
-------------------------------------------------------------------------------------
Cash Management                                   .49%         .04%          .53%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

* Absent recoupment of expenses by the adviser, you would have incurred the following expenses during the last fiscal year: Emerging Markets (1.77%).

+ This portfolio was not available for sale until July 5, 2000. The percentages are based on estimated amounts for the current fiscal year.

                             NATIONS ANNUITY TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
              FOR THE TRUST'S FISCAL YEAR ENDED DECEMBER 31, 1999)

                                                             12B-1 DISTRIBUTION AND
                                             MANAGEMENT           SHAREHOLDER            OTHER       TOTAL ANNUAL
                 PORTFOLIO                       FEE            SERVICING FEES*         EXPENSES       EXPENSES
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Nations Aggressive Growth                        .09%                   0                  .91%          1.00%
-----------------------------------------------------------------------------------------------------------------
Nations Managed Index                            .08%                 .25%                 .42%           .75%
-----------------------------------------------------------------------------------------------------------------
Nations Value                                    .22%                   0                  .78%          1.00%
-----------------------------------------------------------------------------------------------------------------
Nations International Value+                     .72%                   0                  .53%          1.25%
-----------------------------------------------------------------------------------------------------------------
Nations Marsico Focused Equities                 .72%                   0                  .38%          1.10%
-----------------------------------------------------------------------------------------------------------------
Nations Marsico Growth & Income                  .69%                   0                  .41%          1.10%
-----------------------------------------------------------------------------------------------------------------
Nations High Yield Bond+                         .51%                   0                  .49%          1.00%
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

* Each Nations Annuity Portfolio is subject to fees up to 0.25% of its average daily net assets pursuant to a 12b-1 distribution and shareholder servicing plan. Currently, all 12b-1 distribution and shareholder servicing fees are being waived by each Nations Portfolio, excluding Nations Managed Index. Expenses you would incur absent these and other waivers are discussed in footnote 4 to this Fee Table.

+ Other expenses are based on estimates for the current fiscal year.
     THE ABOVE PORTFOLIO EXPENSES WERE PROVIDED BY THE TRUSTS. WE HAVE NOT
            INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

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                                    EXAMPLES
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You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets, Portfolio Expenses after waiver, reimbursement or recoupment, if applicable and:
        (a) you surrender the contract at the end of the stated time period.

        (b) you elect the Estate Advantage [maximum fee] and you surrender the contract at the end of the stated period.


        (c) you do not surrender the contract.*


        (d)you elect Estate Advantage [maximum fee] and you do not surrender the contract.



               PORTFOLIO                    1 YEAR         3 YEARS         5 YEARS           10 YEARS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Government and Quality Bond                 (a) $           (a) $           (a) $              (a) $
                                            (b) $           (b) $           (b) $              (b) $
                                            (c) $           (c) $           (c) $              (c) $
                                            (d) $           (d) $           (d) $              (d) $
-----------------------------------------------------------------------------------------------------------
Emerging Markets                            (a) $           (a) $           (a) $              (a) $
                                            (b) $           (b) $           (b) $              (b) $
                                            (c) $           (c) $           (c) $              (c) $
                                            (d) $           (d) $           (d) $              (d) $
-----------------------------------------------------------------------------------------------------------
Global Equities                             (a) $           (a) $           (a) $              (a) $
                                            (b) $           (b) $           (b) $              (b) $
                                            (c) $           (c) $           (c) $              (c) $
                                            (d) $           (d) $           (d) $              (d) $
-----------------------------------------------------------------------------------------------------------
International Growth and Income             (a) $           (a) $           (a) $              (a) $
                                            (b) $           (b) $           (b) $              (b) $
                                            (c) $           (c) $           (c) $              (c) $
                                            (d) $           (d) $           (d) $              (d) $
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                           (a) $           (a) $           (a) $              (a) $
                                            (b) $           (b) $           (b) $              (b) $
                                            (c) $           (c) $           (c) $              (c) $
                                            (d) $           (d) $           (d) $              (d) $
-----------------------------------------------------------------------------------------------------------
Blue Chip Growth(1)                         (a) $           (a) $           (a) $              (a) $
                                            (b) $           (b) $           (b) $              (b) $
                                            (c) $           (c) $           (c) $              (c) $
                                            (d) $           (d) $           (d) $              (d) $
-----------------------------------------------------------------------------------------------------------
Putnam Growth                               (a) $           (a) $           (a) $              (a) $
                                            (b) $           (b) $           (b) $              (b) $
                                            (c) $           (c) $           (c) $              (c) $
                                            (d) $           (d) $           (d) $              (d) $
-----------------------------------------------------------------------------------------------------------
Growth-Income                               (a) $           (a) $           (a) $              (a) $
                                            (b) $           (b) $           (b) $              (b) $
                                            (c) $           (c) $           (c) $              (c) $
                                            (d) $           (d) $           (d) $              (d) $
-----------------------------------------------------------------------------------------------------------
SunAmerica Balanced                         (a) $           (a) $           (a) $              (a) $
                                            (b) $           (b) $           (b) $              (b) $
                                            (c) $           (c) $           (c) $              (c) $
                                            (d) $           (d) $           (d) $              (d) $
-----------------------------------------------------------------------------------------------------------
Global Bond                                 (a) $           (a) $           (a) $              (a) $
                                            (b) $           (b) $           (b) $              (b) $
                                            (c) $           (c) $           (c) $              (c) $
                                            (d) $           (d) $           (d) $              (d) $
-----------------------------------------------------------------------------------------------------------
Cash Management                             (a) $           (a) $           (a) $              (a) $
                                            (b) $           (b) $           (b) $              (b) $
                                            (c) $           (c) $           (c) $              (c) $
                                            (d) $           (d) $           (d) $              (d) $
-----------------------------------------------------------------------------------------------------------
Nations Aggressive Growth(2)                (a) $           (a) $           (a) $              (a) $
                                            (b) $           (b) $           (b) $              (b) $
                                            (c) $           (c) $           (c) $              (c) $
                                            (d) $           (d) $           (d) $              (d) $
-----------------------------------------------------------------------------------------------------------

               PORTFOLIO                    1 YEAR         3 YEARS         5 YEARS           10 YEARS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Nations Managed Index(2)                    (a) $           (a) $           (a) $              (a) $
                                            (b) $           (b) $           (b) $              (b) $
                                            (c) $           (c) $           (c) $              (c) $
                                            (d) $           (d) $           (d) $              (d) $
-----------------------------------------------------------------------------------------------------------
Nations Value(2)                            (a) $           (a) $           (a) $              (a) $
                                            (b) $           (b) $           (b) $              (b) $
                                            (c) $           (c) $           (c) $              (c) $
                                            (d) $           (d) $           (d) $              (d) $
-----------------------------------------------------------------------------------------------------------
Nations International Value(2)              (a) $           (a) $           (a) $              (a) $
                                            (b) $           (b) $           (b) $              (b) $
                                            (c) $           (c) $           (c) $              (c) $
                                            (d) $           (d) $           (d) $              (d) $
-----------------------------------------------------------------------------------------------------------
Nations Marsico Focused Equities(2)         (a) $           (a) $           (a) $              (a) $
                                            (b) $           (b) $           (b) $              (b) $
                                            (c) $           (c) $           (c) $              (c) $
                                            (d) $           (d) $           (d) $              (d) $
-----------------------------------------------------------------------------------------------------------
Nations Marsico Growth & Income(2)          (a) $           (a) $           (a) $              (a) $
                                            (b) $           (b) $           (b) $              (b) $
                                            (c) $           (c) $           (c) $              (c) $
                                            (d) $           (d) $           (d) $              (d) $
-----------------------------------------------------------------------------------------------------------
Nations High Yield Bond(2)                  (a) $           (a) $           (a) $              (a) $
                                            (b) $           (b) $           (b) $              (b) $
                                            (c) $           (c) $           (c) $              (c) $
                                            (d) $           (d) $           (d) $              (d) $
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------


 * We do not currently charge a surrender charge upon annuitization unless the contract is annuitized using the Income Protector feature. We assess the applicable surrender charge upon annuitization under the Income Protector feature assuming a full surrender of your contract.
---------------

  (1)
   This portfolio was not available for sale until July 5, 2000. The percentages are based on estimated amounts for the current fiscal year.
  (2)
   Other expenses are based on estimates for the current fiscal year

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract.

2. For certain SunAmerica Series Trust Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below the lesser of the maximum allowed by any applicable state expense limitations or the following percentages of each Variable Portfolio's average net assets: Blue Chip Growth (.85%); SunAmerica Balanced (1.00%); Aggressive Growth (.90%); Emerging Markets (1.90%) and International Growth and Income (1.60%). The adviser also may voluntarily waive or reimburse additional amounts to increase a Variable Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Variable Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.

3. Each Nations Annuity Trust Portfolio is subject to fees up to 0.25% of its average daily net assets pursuant to a 12b-1 distribution and shareholder servicing plan. The 12b-1 distribution and shareholder servicing plan provides that a Portfolio may pay banks, broker/dealers, insurance companies, or other financial institutions that have entered into sales support agreements with Stephens Inc., the distributor of the Portfolio, or shareholder servicing agreement with the Portfolio for certain expenses that are incurred in connection with sales support and shareholder services. Currently, all 12b-1 distribution and shareholder servicing fees are being waived by each Nations Portfolio, excluding Nations Managed Index.

4. The investment adviser and other service providers to these Nations Annuity Trust portfolios have agreed to waive a portion of their fees and/or reimburse expenses, including in some cases the 12b-1 distribution and shareholder servicing plan fees of .25%, until April 30, 2001 in order to maintain total portfolio operating expenses at the levels shown. There is no assurance that these waivers and/or reimbursements will continue after this date. Absent these waivers and/or reimbursements total portfolio operating expenses would be: Nations Aggressive Growth (1.81%); Nations Managed Index (1.07%); Nations Value (1.68%); Nations International Value (1.68%); Nations Marsico Focused Equities (1.38%); Nations Marsico Growth & Income (1.41%); and Nations High Yield Bond (1.29%).

5. The Examples assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.

6. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN APPENDIX A -- CONDENSED
                             FINANCIAL INFORMATION.

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                      THE POLARISAMERICA VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in variable portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest. This contract currently offers 18 Variable Portfolios.

The contract also offers several fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by Anchor National. If you allocate money to the fixed account options, the amount of money that accumulates in the contract depends on the total interest credited to the particular fixed account option(s) in which you invest.


For more information on investment options available under this contract SEE INVESTMENT OPTIONS ON PAGE 9.


This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. Additionally, this contract provides that you will be charged a withdrawal charge on each purchase payment withdrawn if that purchase payment has not been invested in this contract for at least 7 years. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

Anchor National Life Insurance Company (Anchor National, The Company, Us, We) issues the PolarisAmerica Variable Annuity. When you purchase a PolarisAmerica Variable Annuity, a contract exists between you and Anchor National. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. Anchor National is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

----------------------------------------------------------------
----------------------------------------------------------------
                  PURCHASING A POLARISAMERICA VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.


The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES ON PAGE 19.



-----------------------------------------------------------
                                              Minimum
                       Minimum Initial       Subsequent
                       Purchase Payment   Purchase Payment
-----------------------------------------------------------
      Qualified             $2,000              $250
-----------------------------------------------------------
    Non-Qualified           $5,000              $500
-----------------------------------------------------------

Prior Company approval is required to accept Purchase Payments greater than $1,500,000. The Company reserves the right to refuse any Purchase Payment including one which would cause the contract value or total Purchase Payments to exceed $1,500,000 at the time of the Purchase Payment. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $20.00.

In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition, we may not issue a contract to anyone over age 90.

ALLOCATION OF PURCHASE PAYMENTS


We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS ON PAGE 9.


In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will:

     - Send your money back to you, or;

     - Ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1 p.m. Pacific Standard Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Standard Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment and Payment Enhancement, if applicable, by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.2523 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, we will refund to you the value of your contract on the day we receive your request.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management Portfolio during the free look period and will allocate your money according to your instructions at the end of the applicable free look period. Currently, we do not put your money in the Cash Management Portfolio during the free look period unless you allocate your money to it. If your contract was issued in a state requiring return of Purchase Payments or as an IRA and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.
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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The contract currently offers 18 Variable Portfolios. These Variable Portfolios invest in shares of the Anchor Series Trust, the SunAmerica Series Trust and the Nations Annuity Trust (the "Trusts"). Additional Variable Portfolios may be available in the future. The Variable Portfolios operate similar to a mutual fund but are only available through the purchase of certain insurance contracts.

SunAmerica Asset Management Corp., an indirect wholly owned subsidiary of AIG, is the investment adviser to the Anchor Series Trust and the SunAmerica Series Trust. Banc of America Advisors, Inc. (BAAI), a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation, is the investment adviser to the Nations Annuity Trust. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by Anchor National, and/or other affiliated/unaffiliated insurance companies. Neither Anchor National nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The adviser monitors the Trusts for potential conflicts.

     ANCHOR SERIES TRUST ("AST")

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust Portfolio. Anchor Series Trust has investment portfolios in addition to the one listed below, which are not available for investment under the contract.

     SUNAMERICA SERIES TRUST ("SST")

Various subadvisers provide investment advice for the SunAmerica Series Trust Portfolios. SunAmerica Series Trust has investment portfolios in addition to the ten listed below, which are not available for investment under the contract.

     NATIONS ANNUITY TRUST ("NAT")

Various subadvisers provide investment advice for the Nations Annuity Trust Portfolios. Nations Annuity Trust has investment portfolios in addition to the seven listed below, which are not available for investment under the contract.

The Variable Portfolios along with their respective subadvisers are listed below:

STOCKS:
  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
     - Global Equities Portfolio                                             SST
     - Growth Income Portfolio                                               SST
  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, INC.
    - Nations Aggressive Growth Portfolio                                    NAT
    - Nations Managed Index Portfolio                                        NAT
    - Nations Value Portfolio                                                NAT
  MANAGED BY BRANDES INVESTMENT PARTNERS, L.P.
    - Nations International Value Portfolio                                  NAT
  MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
    - Nations Marsico Focused Equities Portfolio                             NAT
    - Nations Marsico Growth & Income Portfolio                              NAT
  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, INC.
    - Emerging Markets Portfolio                                             SST
    - International Growth & Income Portfolio                                SST
    - Putnam Growth Portfolio                                                SST
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
    - Aggressive Growth Portfolio                                            SST
    - Blue Chip Growth Portfolio                                             SST
BALANCED:
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
     - SunAmerica Balanced Portfolio                                         SST
BONDS:
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
     - Global Bond Portfolio                                                 SST
  MANAGED BY MACKAY SHIELDS LLC
    - Nations High Yield Bond Portfolio                                      NAT
  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
    - Government & Quality Bond Portfolio                                    AST
CASH:
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
     - Cash Management Portfolio                                             SST

YOU SHOULD READ THE ATTACHED PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS


The contract also offers seven fixed account options. Anchor National will guarantee the interest rate earned on money you allocate to any of these fixed account options. We currently offer fixed account options for periods of one, three, five, seven and ten years, which we call guarantee periods. Additionally, we guarantee an interest rate for money allocated to the 6-month DCA fixed account and/or the 1-year DCA fixed account (the "DCA fixed accounts") which are available in conjunction with the Dollar Cost Averaging Program. Please see the section on DOLLAR COST AVERAGING ON PAGE 11 for additional information about, including limitations on, and the availability and operation of the DCA fixed accounts. The DCA fixed accounts are only available for new Purchase Payments.


Each guarantee period may offer a different interest rate but will never be less than an annual effective rate of 3%. Once established the rates for specified payments do not change during the guarantee period. The guarantee period is that period for which we credit the applicable rate (one, three, five, seven or ten years).

There are three scenarios in which you may put money into the fixed account options other than the DCA fixed account options. In each scenario your money may be credited a different rate of interest as follows:

     - Initial Rate: Rate credited to amounts allocated to the fixed account when you purchase your contract.

     - Current Rate: Rate credited to subsequent amounts allocated to the fixed account.

     - Renewal Rate: Rate credited to money transferred from a fixed account or a Variable Portfolio into a fixed account and to money remaining in a fixed account after expiration of a guarantee period.

Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires.

When a guarantee period ends, you may leave your money in the same fixed investment option. You may also reallocate your money to another fixed investment option (other than the DCA fixed accounts) or to the Variable Portfolios. If you want to reallocate your money to a different fixed account option or a Variable Portfolio, you must contact us within 30 days after the end of the current interest guarantee period and instruct us how to reallocate the money. We do not contact you. If we do not hear from you, your money will remain in the same fixed account option, where it will earn interest at the renewal rate then in effect for the fixed account option.

The DCA fixed accounts also credit a fixed rate of interest. Interest is credited to amounts allocated to the 6-month or 1-year DCA fixed account while your investment is systematically transferred to the Variable Portfolios. The rates applicable to the DCA fixed accounts may differ from each other and/or the other fixed account options but will never be less than an annual effective rate of 3%. See DOLLAR COST AVERAGING ON PAGE 10 for more information.

MARKET VALUE ADJUSTMENT ("MVA")

NOTE: THE FOLLOWING DISCUSSION APPLIES TO THE 3, 5, 7 AND 10-YEAR FIXED ACCOUNT OPTIONS ONLY. THESE OPTIONS ARE NOT AVAILABLE IN ALL STATES. PLEASE CONTACT YOUR FINANCIAL REPRESENTATIVE FOR MORE INFORMATION.

If you take money out of the multi-year fixed account options before the end of the guarantee period, we make an adjustment to your contract. We refer to the adjustment as a market value adjustment (the "MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the fixed account option and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the fixed account option. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the guarantee period from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Generally, if interest rates drop between the time you put your money into the fixed account options and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the fixed account option. If there is not enough money in the fixed account option to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount.

The multi-year MVA fixed accounts are not available to Washington state and Maryland policyholders. In Oregon the 7 and 10 year fixed accounts are not available.

Anchor National does not assess a MVA against withdrawals under the following circumstances:

     - If made within 30 days after the end of a guarantee period;
     - If made to pay contract fees and charges;
     - To pay a death benefit; and
     - Upon annuitization, if occurring on the latest Annuity Date.

APPENDIX C shows how we calculate the MVA.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account options. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.

You may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone. Additionally, you may access your account and request transfers between Variable Portfolios and/or the fixed account options through SunAmerica's website (http://www.sunamerica.com). We currently allow 15 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the automatic asset rebalancing program do not count against your 15 free transfers.

We accept transfer requests by telephone unless you tell us not to on your contract application. Additionally, you may request transfers over the internet unless you indicate you do not wish your account to be traded over the internet. When receiving instructions over the telephone or the internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying Variable Portfolios.


For information regarding transfers during the Income Phase, SEE INCOME OPTIONS ON PAGE 17.


We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. Transfers may be monthly or quarterly and count against your 15 free transfers per contract year. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account.

We also offer the 6-month and 1-year DCA fixed accounts exclusively to facilitate this program. The DCA fixed accounts only accept new Purchase Payments. You cannot transfer money already in your contract into these options. If you allocate new Purchase Payments into a DCA fixed account, we transfer all your money allocated to that account into the Variable Portfolios over the selected 6-month or 1-year period. You cannot change the option or the frequency of transfers once selected.

If allocated to the 6-month DCA fixed account, we transfer your money over a maximum of 6 monthly transfers. We base the actual number of transfers on the total amount allocated to the account. For example, if you allocate $500 to the 6-month DCA fixed account, we transfer your money over a period of five months, so that each payment complies with the $100 per transfer minimum.

We determine the amount of the transfers from the 1-year DCA fixed account based on

     - the total amount of money allocated to the account, and

     - the frequency of transfers selected.

For example, let's say you allocate $1,000 to the 1-year DCA fixed account. You select monthly transfers. We completely transfer all of your money to the selected investment options over a period of ten months.

You may terminate your DCA program at any time. If money remains in the DCA fixed accounts, we transfer the remaining money to the 1-year fixed account option, unless we receive different instructions from you. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

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                 ACCUMULATION       UNITS
   QUARTER           UNIT         PURCHASED
---------------------------------------------
      1             $ 7.50           100
      2             $ 5.00           150
      3             $10.00            75
      4             $ 7.50           100
      5             $ 5.00           150
      6             $ 7.50           100
---------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING PROGRAM

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing Program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return.

At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Government and Quality Bond Portfolio and 50% in the Putnam Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Government and Quality Bond Portfolio now represents 60% of your holdings because it has increased in value and the Putnam Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Government and Quality Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Putnam Growth Portfolio to increase those holdings to 50%.

PRINCIPAL ADVANTAGE PROGRAM

The Principal Advantage Program allows you to invest in one or more Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed account options and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed account option to ensure that it grows to an amount equal to your total principal invested under this program. We invest the rest of your principal in the Variable Portfolio(s) of your choice.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed account option. You want the amount allocated to the fixed account option to grow to $100,000 in 7 years. If the 7-year fixed account option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed account option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS

Anchor National is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

If underlying Trust portfolios become unavailable for investment, we may be required to substitute shares of another underlying Trust portfolio. We will seek prior approval of the SEC and give you notice before substituting shares.
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                              ACCESS TO YOUR MONEY
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You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;


     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS ON PAGE 17.



Generally, we deduct a withdrawal charge applicable to any total or partial withdrawal and a MVA if a partial withdrawal comes from the 3, 5, 7 or 10 year fixed account options. If you withdraw your entire contract value, we also deduct applicable premium taxes and a contract maintenance fee. SEE EXPENSES ON PAGE 16.


Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a surrender penalty. However, upon a future full surrender at which time there are purchase payments still subject to surrender charges, we will calculate the withdrawal charges as if your prior free withdrawals had not been taken. We will use the withdrawal charge percentage applicable at the time of the full surrender.


Purchase payments withdrawn, above and beyond the amount of your free withdrawal amount, which have been invested for less than 7 years will result in your paying a penalty in the form of a withdrawal charge. The amount of the charge and how it applies are discussed more fully below. SEE EXPENSES ON PAGE 16. You should consider, before purchasing this contract, the effect this charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.


To determine your free withdrawal amount and the amount if any, on which we assess a withdrawal charge, we refer to two special terms. These are Penalty Free Earnings and the Total Invested Amount.

The Penalty-Free Earnings portion of your contract is simply your account value less your Total Invested Amount. The Total Invested Amount is the total of all Purchase Payments you have made into the contract less portions of some prior withdrawals you made. The portions of prior withdrawals that reduce your Total Invested Amount are as follows:

     - Withdrawals in excess of Penalty Free Earnings, that are free because the Purchase Payment withdrawn has been invested for seven years or longer, and

     - Withdrawals on which you have previously paid a Withdrawal Charge, plus the amount of the Withdrawal Charge.

When you make a withdrawal, we assume that it is taken from Penalty-Free Earnings first, then from the Total Invested Amount on a first-in, first-out basis. This means that you can also access your Purchase Payments which are no longer subject to a withdrawal charge before those Purchase Payments which are still subject to the withdrawal charge.

During your first contract year your free withdrawal amount is the greater of
(1) your penalty-free earnings; and (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your Total Invested Amount. If you are a Washington resident, you may withdraw during the first contract year, the greater of (1); (2); or (3) interest earnings from the amounts allocated to the fixed account options, not previously withdrawn.

After the first contract year, you can take out the greater of the following amounts each year (1) your penalty-free earnings and any portion of your Total Invested Amount no longer subject to withdrawal charges; and (2) 10% of the portion of your Total Invested Amount that has been in your contract for at least one year. If you are a Washington resident, your maximum free withdrawal amount, after the first contract year, is the greater of (1); (2); or (3) interest earnings from amounts allocated to the fixed account options, not previously withdrawn.

We calculate charges due on a total withdrawal on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage applicable is determined by the age of the Purchase Payment being withdrawn. For purposes of calculating the withdrawal charge in the event of a full surrender, the charge is calculated based on the remaining Total Invested Amount still subject to a withdrawal charge. However, any prior Free Withdrawal is not subtracted from the Total Invested Amount remaining and is still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, and no subsequent Purchase Payments. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In contract year 5 you request a full surrender of your contract. We will apply the following calculation,

A-(B x C)=D, where:
A=Your contract value at the time of your request for surrender ($90,000) B=The amount of your Total Invested Amount ($100,000)
C=The withdrawal charge percentage applicable to the age of each Purchase
  Payment at the time of the full surrender (3%)[B x C=$3,000]
D=Your full surrender value ($87,000)

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option in which your contract is invested.


Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES ON PAGE 19.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $100. If you are an Oregon resident, the minimum withdrawal amount is $250 per withdrawal or an amount equal to your free withdrawal amount, as described on page 10. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge and/or MVA may apply.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge and/or market value adjustment on certain withdrawals prior to the Annuity Date (not available in Texas). The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. Your contract prohibits use of this waiver during the first 90 days after you purchase your contract. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract.

In order to use this waiver, you must submit with your withdrawal request the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and
(3) a bill from the nursing home which shows that you met the 60 day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

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                                  DEATH BENEFIT
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If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. At the time you purchase your contract, you must select one of the two death benefits described below. Once selected, you can not change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.


We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS ON PAGE 17.



You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.

We pay the death benefit when we receive satisfactory proof of death. We consider the following satisfactory proof of death:



     1.a certified copy of the death certificate; or



     2.a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or



     3.a written statement by a medical doctor who attended the deceased at the time of death; or



     4. any other proof satisfactory to us.



We may require additional proof before we pay the death benefit.



The death benefit payment must begin immediately upon receipt of all necessary documents. In any event, the death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.



If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract at the then current value. If the Beneficiary/spouse continues the contract, we do not pay a death benefit to him or her.



If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of proof of death, we pay a lump sum death benefit to the Beneficiary.


OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or

     2. total Purchase Payments less withdrawals (and any fees or charges applicable to such withdrawals), compounded at a 4% annual growth rate until the date of death (3% growth rate if 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death (and any fees or charges applicable to such withdrawals); or

     3. the value of your contract on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals), since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death (and any fees or charges applicable to such withdrawals).

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or

     2. total Purchase Payments less any withdrawals (and any fees or charges applicable to such withdrawals); or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the value of your contract on a contract anniversary plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals), since that contract anniversary.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to the value of your contract at the time we receive satisfactory proof of death. Accordingly, you do not get the advantage of option 2 if:

     - you are over age 80 at the time of contract issue, or

     - you are age 90 or older at the time of your death.


ESTATE ADVANTAGE



The Estate Advantage is an optional feature that, if selected, may increase your death benefit amount.



The term "Net Purchase Payments" is used frequently in explaining the Estate Advantage feature below. We define Net Purchase Payments as total Purchase Payments reduced by any partial withdrawals (and any fees or charges applicable to such withdrawals) in the same proportion that the contract value was reduced on the date of such withdrawal.



If there are earnings in your contract at the time a death benefit becomes payable, and you have elected Estate Advantage, we may add a percentage of earnings to the death benefit payable. The following chart identifies the factors we use in determining the percentage of earnings, if any, that will be contributed to your death benefit under the Estate Advantage feature.



What is the Contract Year of Death?



Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.



What is the Estate Advantage Percentage Amount?



We determine the amount of the Estate Advantage, based on the earnings in your contract at the time of your death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If you have earnings in your contract at the time we receive satisfactory proof of death, we will add a stated percentage of those earnings to your death benefit based on the number of years you have held your contract. If the earnings amount is negative, no Estate Advantage will be added.



What is the Maximum Estate Advantage?



There is a maximum Estate Advantage amount. The maximum Estate Advantage amount is equal to a percentage of your Net Purchase Payments.

The applicable percentage is determined by a schedule based on the number of years you have held your contract prior to the date of death, which is set forth below.



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   CONTRACT YEAR       ESTATE ADVANTAGE         MAXIMUM
     OF DEATH             PERCENTAGE       BENEFIT PERCENTAGE
-------------------------------------------------------------
 Years [0-4]          [25]% of earnings    [25]% of Net
                                           Purchase Payments
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 Years [5-9]          [40]% of earnings    [40]% of Net
                                           Purchase Payments*
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 Years [10+]          [50]% of earnings    [50]% of Net
                                           Purchase Payments*
-------------------------------------------------------------



*Purchase payments must be invested for at least [six] months at the time of your death, to count towards the Maximum Benefit Calculation.



You must elect Estate Advantage at the time of contract application. Once elected, you may not terminate or change the death benefit option you have selected.



We assess a fee for Estate Advantage. We deduct daily the annual charge from your average daily ending value of the assets you have allocated to variable portfolios. The fee depends on your age at contract issue as follows:



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 AGE AT CONTRACT ISSUE               FEE
---------------------------------------------------
     [69] or younger               [0.20%]
     [70] or older                 [0.25%]
---------------------------------------------------



Estate Advantage is not available if you are 80 or older at the time we issue your contract. Furthermore, a Continuing Spouse cannot benefit from Estate Advantage if he/she is 80 or older on the Continuation Date (see SPOUSAL CONTINUATION below). Estate Advantage is not available after the latest Annuity Date. You may pay for the Estate Advantage feature and never receive the benefit if you live to age 90 or longer.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ESTATE ADVANTAGE FEATURE (IN ITS ENTIRETY OR ANY COMPONENT AT ANY TIME).



SPOUSAL CONTINUATION



If you are the original owner of the contract and the Beneficiary is your spouse, your Spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). No death benefit is paid at the time of the original owner's death, if the Continuing Spouse elects to continue the contract. However, we will contribute to the contract any amount by which the death benefit that would have been payable exceeds the contract value at the original owner's death ("Continuation Contribution"). This Continuation Contribution is only available one time, upon the death of the original owner. The Continuation Contribution is not considered a Purchase Payment.



After we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original owner, we calculate the Continuation Contribution using the contract value and any applicable death benefit in excess of the contract value as of the original owner's date of death. This amount, if any, will be added to the contract value as of the date we receive these two documents in a form satisfactory to us. (If Estate Advantage was elected by the original owner, any Estate Advantage amount due, will be added to the death benefit as well.) The age of the continuing Spouse at the time of continuation ("Continuation Date") will be used in determining any future death benefits (and applicable charges) and/or the latest annuity date on this Contract.



For purposes of determining any Estate Advantage payable upon the death of the Continuing Spouse, the following items in the Estate Advantage table on the previous page are modified as follows:



CONTRACT YEAR OF DEATH is the number of full 12 month periods starting on the contract Continuation Date and ending on the date of death of the Continuing Spouse.



ESTATE ADVANTAGE PERCENTAGE is a percentage applied to the earnings in your contract since the contract Continuation Date up to the date of death of the Continuing Spouse. For the purpose of this calculation, earnings is defined as the contract value on the Continuing Spouse's date of death reduced by the sum of the contract value on the contract Continuation Date (including any Continuation Contribution) plus Net Purchase Payments received after the Continuation Date.



MAXIMUM EARNINGS PERCENTAGE is the maximum Estate Advantage amount you may receive. That amount is calculated as a percentage of the sum of (a) minus (b) plus (c), where



   (a)is the contract value on the Continuation Date (including any Continuation Contribution); and



   (b)is an amount to the proportion by which any partial withdrawal reduced the contract value on the date of the withdrawal, each time a withdrawal is made; and



   (c)is Net Purchase Payments made on or after to the Continuation Date until the Continuing Spouse's date of death.



The Continuing Spouse may elect to continue the contract only upon the death of the original owner. The Continuing Spouse cannot change any contract provisions as the new owner. However, the Continuing Spouse may chose not to elect the Estate Advantage feature. If he/she chose not to elect Estate Advantage, no fee will be charged for that feature as of the Continuation Date. Upon the Continuing Spouse's death, the entire interest of the contract must be distributed immediately under the provisions of the death benefit previously selected by the original owner.

If the Continuing Spouse is over the age of 80, the Estate Advantage feature is not available. In such case, the feature will be removed from the contract and no further fees will be charged for the Estate Advantage feature, as of the Continuation Date. Further, if the Continuing Spouse is age 90 or older at the time of death, Estate Advantage will not be available because the contract will have already entered the Income Phase. Thus, in such case the Continuing Spouse's beneficiary will receive any remaining Income Payments under the contract only. A Continuing Spouse may pay for this feature and never receive the benefit if they are age 90 or older at the time of death.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME.


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                                    EXPENSES
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There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or the insurance and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

INSURANCE CHARGES

The amount of this charge is 1.52% annually, of the value of your contract invested in the Variable Portfolios. We deduct the charge daily.

The insurance charge compensates us for the mortality and expense risks and the costs of contract distribution assumed by Anchor National.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

WITHDRAWAL CHARGES


The contract provides a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY, PAGE 12. If you take money out in excess of the free withdrawal amount, and upon a full surrender, you may incur a withdrawal charge.


We apply a withdrawal charge against each Purchase Payment you put into the contract. After a Purchase Payment has been in the contract for 7 complete years no withdrawal charge applies. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage declines each year a Purchase Payment is in the contract.

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      YEAR           1        2        3        4        5        6        7        8
-----------------------------------------------------------------------------------------
 WITHDRAWAL
 CHARGE              7%       6%       5%       4%       3%       2%       1%       0%
-----------------------------------------------------------------------------------------

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you withdraw all of your contract value, we deduct any applicable withdrawal charges from the amount withdrawn.


We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. We will not assess a withdrawal charge when you switch to the Income Phase, except when you elect to receive income payments using the Income Protector feature. If you elect to receive income payments using the Income Protector feature, we assess the entire withdrawal charge applicable to Purchase Payments remaining in your contract when calculating your income benefit base. SEE INCOME OPTIONS ON PAGE 17.



Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE, TAXES ON PAGE 19.


INVESTMENT CHARGES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. THE FEE TABLES LOCATED ON PAGE 4 illustrate these charges and expenses. The shares of each Nations Portfolio are subject to fees imposed under the distribution and shareholder servicing plan adopted by the Nations Annuity Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. Currently, the 12b-1 fees (0.25%) are being waived by each Portfolio, excluding Nations Managed Index. For more detailed information on these investment charges, refer to the prospectuses for the Trusts, enclosed or attached.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we subtract a contract maintenance fee from your account once per year. This charge compensates us for the cost of contract administration. We deduct the $35 contract maintenance fee ($30 in North Dakota) from your account value on your contract anniversary. If you withdraw your entire contract value, we deduct the fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we will waive the charge. This waiver is subject to change without notice.

TRANSFER FEE


We currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ON PAGE 9.

ESTATE ADVANTAGE FEE



Please see page   for more information on the Estate Advantage fee.


PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract. We deduct from your contract these premium tax charges. Currently we deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

APPENDIX C provides more information about premium taxes.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

Anchor National may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.
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                                 INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your 2nd contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your 90th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.


In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES ON PAGE 19.


INCOME OPTIONS

Currently, this Contract offers five income options. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with option 4 for a period of 10 years. For income payments based on joint lives, we pay according to option 3 for a period of 10 years.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed income payments being made) may redeem any remaining guaranteed variable income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable income payments. If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable. If income payments are fixed, Anchor National guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity Date, your income payments vary depending on four things:

     - for life options, your age when payments begin, and;

     - the value of your contract in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

THE INCOME PROTECTOR FEATURE

The Income Protector feature is a future "safety net" which offers you the ability to receive a guaranteed fixed minimum retirement income when you switch to the Income Phase. With the Income Protector feature you know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions.

The Income Protector is a standard feature of your contract. There is no additional charge associated with this feature. This feature is not available in California and may not be available in other states.

We reserve the right to modify, suspend or terminate the Income Protector feature at any time.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

We base the amount of minimum income available to you if you elect to receive income payments using the Income Protector feature upon a calculation we call the income benefit base.

The income benefit base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your income benefit base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact income benefit base calculation is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your initial Purchase Payment, or for each subsequent year of calculation, the income benefit base on the prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the last contract anniversary, and;

     (c) is equal to all withdrawals and applicable fees and charges since the last contract anniversary, in an amount proportionate to the amount by which such withdrawals decreased your contract value.

ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector feature ONLY within the 30 days after the seventh or later contract anniversary.

The contract anniversary prior to your election to begin receiving income payments is your income benefit date. This is the date as of which we calculate your income benefit base to use in determining your guaranteed minimum fixed retirement income. Your final income benefit base is equal to (a) minus (b) where:

     (a) is equal to your income benefit base as of your income benefit date, and;

     (b) is equal to any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as the income benefit date, and any applicable premium taxes.

To arrive at the minimum guaranteed retirement income available to you we apply your final income benefit base to the annuity rates stated in your Income Protector endorsement for the income option you select. You then choose if you would like to receive that income annually, semi-annually, quarterly or monthly for the time guaranteed under your selected income option. The income options available when using the Income Protector feature to receive your retirement income are:

     - Life Annuity with 10 Years Guaranteed, or

     - Joint and Survivor Life Annuity with 20 Years Guaranteed

At the time you elect to begin receiving income payments, we will calculate your income payments using both your income benefit base and your contract value. We will use the same income option for each calculation, however, the annuity factors used to calculate your income under the Income Protector feature will be different. You will receive whichever provides a greater stream of income. If you elect to receive income payments using the Income Protector feature your income payments will be fixed in amount. You are not required to use the Income Protector feature to receive income payments.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option which does not exceed your life expectancy. That restriction, if it applies to you, may limit your ability to use the Income Protector feature.
You may wish to consult your tax advisor for information concerning your particular circumstances.

     HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR FEATURE

This table assumes $100,000 initial investment in a Non-qualified contract with no withdrawals, additional Purchase Payments or premium taxes.

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                                   Minimum annual income if you elect to receive income payments
     If at issue                                   on contract anniversary . . .
    you are . . .               7                     10                    15                    20
-------------------------------------------------------------------------------------------------------------
   Male                       6,108                 6,672                 7,716                 8,832
   age 60*
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   Female                     5,388                 5,880                 6,900                 8,112
   age 60*
-------------------------------------------------------------------------------------------------------------
   Joint**                    4,716                 5,028                 5,544                 5,928
   Male-60
   Female-60
-------------------------------------------------------------------------------------------------------------

 * Life annuity with 10 years guaranteed
** Joint and survivor life annuity with 20 years guaranteed

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                                      TAXES
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NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments automatically provide tax deferral regardless of whether the underlying contract is an annuity. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-qualified contract. A Non-qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), H.R. 10 Plans (referred to as Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.

TAX TREATMENT OF DISTRIBUTIONS -
NON-QUALIFIED CONTRACTS

If you make a withdrawal from a Non-qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. For income payments, any portion of each payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or (6) which come from Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. Any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) to the extent such withdrawals do not exceed limitations set by the IRC for amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC); (7) to fund certain first-time home purchase expenses; and, except in the case of an IRA; (8) when you separate from service after attaining age 55; and (9) when paid to an alternate payee pursuant to a qualified domestic relations order.

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2;
(2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments.

MINIMUM DISTRIBUTIONS

Generally, the IRS requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire.

We currently waive surrender charges and MVA on withdrawals taken to meet minimum distribution requirements. Current operational practice is to provide a free withdrawal of the greater of the contract's maximum penalty free amount or the required minimum distribution amount for a particular contract (but not both). You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

DIVERSIFICATION

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that each underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Anchor National, would be considered the owner of the shares of the Variable Portfolios. It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

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                                   PERFORMANCE
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We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the Separate Account inception date, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

Consult the SAI for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").

Anchor National may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's") and Standard & Poor's Insurance Rating Services ("S&P"). A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.

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                                OTHER INFORMATION
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ANCHOR NATIONAL

Anchor National is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, Anchor National redomesticated under the laws of the state of Arizona.

Anchor National and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, SunAmerica Trust Company, SunAmerica National Life Insurance Company, SunAmerica Asset Management Corp., and the SunAmerica Financial Network, Inc. broker-dealers, specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds, broker-dealer services and trust administration services.

THE SEPARATE ACCOUNT

Anchor National established Variable Separate Account ("separate account"), under Arizona law on January 1, 1996 when it assumed the separate account, originally established under California law on June 25, 1981. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Anchor National owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by Anchor National. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of Anchor National.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into Anchor National's general account. The general account consists of all of Anchor National's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any Anchor National contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 7% of your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services, an affiliate of Anchor National, is registered as a broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the accumulation phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the separate account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion, these matters are not of material importance to their respective total assets nor are they material with respect to the separate account.

OWNERSHIP

The PolarisAmerica Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the separate account. Anchor National pays State Street Bank for services provided, based on a schedule of fees.


REGISTRATION STATEMENT


A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

----------------------------------------------------------------
----------------------------------------------------------------
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Additional information concerning the operations of the separate account is contained in a Statement of Additional Information ("SAI"), which is available without charge upon written request addressed to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are tabulated below.

Separate Account..............................     3
General Account...............................     3
Performance Data..............................     4
Income Payments...............................     8
Annuity Unit Values...........................     9
Taxes.........................................    12
Distribution of Contracts.....................    16
Financial Statements..........................    16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                        INCEPTION TO   FISCAL YEAR   FISCAL YEAR    11/30/99-
                      PORTFOLIOS                          11/30/97      11/30/98      11/30/99      12/31/99
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Government and Quality Bond (Inception Date - 6/11/97)
         Beginning AUV................................   $   11.99      $   12.65    $    13.66    $    13.37
         Ending AUV...................................   $   12.65      $   13.66    $    13.37    $    13.28
         Ending Number of AUs.........................     395,258      5,697,571    11,644,751    11,975,781
--------------------------------------------------------------------------------------------------------------
  Emerging Markets (Inception Date - 6/5/97)
         Beginning AUV................................   $   10.14      $    7.97    $     6.14    $     8.99
         Ending AUV...................................   $    7.97      $    6.14    $     8.99    $    10.77
         Ending Number of AUs.........................     663,212      2,574,316     4,857,715     5,310,973
--------------------------------------------------------------------------------------------------------------
  Global Equities (Inception Date - 6/3/97)
         Beginning AUV................................   $   16.54      $   16.90    $    19.21    $    24.20
         Ending AUV...................................   $   16.90      $   19.21    $    24.20    $    26.57
         Ending Number of AUs.........................     600,294      2,566,912     4,915,631     5,366,080
--------------------------------------------------------------------------------------------------------------
  International Growth and Income (Inception Date - 6/4/97)
         Beginning AUV................................   $    9.97      $   10.33    $    11.16    $    13.40
         Ending AUV...................................   $   10.33      $   11.16    $    13.40    $    14.07
         Ending Number of AUs.........................   1,310,126      6,738,263    11,676,801    12,288,580
--------------------------------------------------------------------------------------------------------------
  Aggressive Growth (Inception Date - 6/9/97)
         Beginning AUV................................   $   10.03      $   11.51    $    11.86    $    19.02
         Ending AUV...................................   $   11.51      $   11.86    $    19.02    $    24.30
         Ending Number of AUs.........................     821,105      2,794,187     6,626,618     7,344,520
--------------------------------------------------------------------------------------------------------------
  Blue Chip Growth+ (Inception Date - 7/5/00)
         Beginning AUV................................   $      --      $      --    $       --    $       --
         Ending AUV...................................   $      --      $      --    $       --    $       --
         Ending Number of AUs.........................          --             --            --            --
--------------------------------------------------------------------------------------------------------------
  Putnam Growth (Inception Date - 6/3/97)
         Beginning AUV................................   $   15.80      $   18.47    $    22.29    $    28.36
         Ending AUV...................................   $   18.47      $   22.29    $    28.36    $    31.67
         Ending Number of AUs.........................     831,178      4,949,624    11,111,497    11,459,476
--------------------------------------------------------------------------------------------------------------
  Growth-Income (Inception Date - 6/3/97)
         Beginning AUV................................   $   18.84      $   21.41    $    25.71    $    33.11
         Ending AUV...................................   $   21.41      $   25.71    $    33.11    $    35.91
         Ending Number of AUs.........................   1,949,292      9,786,202    19,070,913    19,671,134
--------------------------------------------------------------------------------------------------------------
  SunAmerica Balanced (Inception Date - 6/5/97)
         Beginning AUV................................   $   11.84      $   13.22    $    15.60    $    18.23
         Ending AUV...................................   $   13.22      $   15.60    $    18.23    $    19.69
         Ending Number of AUs.........................     363,136      3,543,245    11,283,979    11,995,695
--------------------------------------------------------------------------------------------------------------
  Global Bond (Inception Date - 6/11/97)
         Beginning AUV................................   $   12.41      $   13.08    $    14.40    $    14.11
         Ending AUV...................................   $   13.08      $   14.40    $    14.11    $    14.09
         Ending Number of AUs.........................     183,563      1,542,157     2,692,066     2,749,995
--------------------------------------------------------------------------------------------------------------
  Cash Management (Inception Date - 6/5/97)
         Beginning AUV................................   $   11.24      $   11.43    $    11.83    $    12.20
         Ending AUV...................................   $   11.43      $   11.83    $    12.20    $    12.25
         Ending Number of AUs.........................   1,514,290      5,488,046    13,454,926    14,181,154
--------------------------------------------------------------------------------------------------------------
  Nations Aggressive Growth* (Inception
    Date -          )
         Beginning AUV................................   $      --      $      --    $       --    $       --
         Ending AUV...................................   $      --      $      --    $       --    $       --
         Ending Number of AUs.........................          --             --            --            --
--------------------------------------------------------------------------------------------------------------
  Nations Managed Index* (Inception Date -          )
         Beginning AUV................................   $      --      $      --    $       --    $       --
         Ending AUV...................................   $      --      $      --    $       --    $       --
         Ending Number of AUs.........................          --             --            --            --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
              + Not available for sale until July 5,
  2000.
              * Not available for sale until October
  23, 2000.
              AUV - Accumulation Unit Value
              AU - Accumulation Units

                                                        INCEPTION TO   FISCAL YEAR   FISCAL YEAR    11/30/99-
                      PORTFOLIOS                          11/30/97      11/30/98      11/30/99      12/31/99
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
  Nations Value* (Inception Date -         )
        Beginning AUV.................................   $      --      $      --    $       --    $       --
        Ending AUV....................................   $      --      $      --    $       --    $       --
        Ending Number of AUs..........................          --             --            --            --
--------------------------------------------------------------------------------------------------------------
  Nations International Value* (Inception
    Date -          )
         Beginning AUV................................   $      --      $      --    $       --    $       --
         Ending AUV...................................   $      --      $      --    $       --    $       --
         Ending Number of AUs.........................          --             --            --            --
--------------------------------------------------------------------------------------------------------------
  Nations Marsico Focused Equities* (Inception
    Date -          )
         Beginning AUV................................   $      --      $      --    $       --    $       --
         Ending AUV...................................   $      --      $      --    $       --    $       --
         Ending Number of AUs.........................          --             --            --            --
--------------------------------------------------------------------------------------------------------------
  Nations Marsico Growth & Income* (Inception Date -
         Beginning AUV................................   $      --      $      --    $       --    $       --
         Ending AUV...................................   $      --      $      --    $       --    $       --
         Ending Number of AUs.........................          --             --            --            --
--------------------------------------------------------------------------------------------------------------
  Nations High Yield Bond* (Inception
    Date -          )
         Beginning AUV................................   $      --      $      --    $       --    $       --
         Ending AUV...................................   $      --      $      --    $       --    $       --
         Ending Number of AUs.........................          --             --            --            --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

              * Not available for sale until October 23, 2000.
              AUV - Accumulation Unit Value
              AU - Accumulation Units

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The MVA reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The longer the period of time remaining in the term you initially agreed to leave your money in the fixed account option, the greater the impact of changing interest rates. The impact of the MVA can be either positive or negative, and is computed by multiplying the amount withdrawn, transferred or switched to the Income Phase by the following factor:

                                             N/12
                           [(1+I/(1+J+0.005)]     - 1

                  The MVA formula may differ in certain states where:

        I is the interest rate you are earning on the money invested in the fixed account option;

        J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the fixed account option; and

        N is the number of full months remaining in the term you initially agreed to leave your money in the fixed account option.

EXAMPLES OF THE MVA

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to the 10-year fixed account option at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 year (12 months) remains in the 10-year term you initially agreed to leave your money in the fixed account option (N=12); and

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals.

No withdrawal charges are reflected because your Purchase Payment has been in the contract for nine full years. If a withdrawal charge applies, it is deducted before the MVA. The MVA is assessed on the amount withdrawn less any withdrawal charges.

POSITIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year fixed account option is 4%.

                                      N/12
The MVA factor is = [(1+I/(1+J+0.005)]     - 1
                                         12/12
                  = [(1.05)/(1.04+0.005)]      - 1
                              1
                  = (1.004785)  - 1
                  = 1.004785 - 1
                  = + 0.004785

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 x (+0.004785) = +$19.14

$19.14 represents the MVA that would be added to your withdrawal.

NEGATIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year fixed account option is 6%.

                                       N/12
The MVA factor is = [(1+I)/(1+J+0.005)]     - 1
                                         12/12
                  = [(1.05)/(1.06+0.005)]      - 1
                              1
                  = (0.985915)  - 1
                  = 0.985915 - 1
                  = - 0.014085

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 X (-0.014085) = -$56.34

$56.34 represents the MVA that will be deducted from the money remaining in the 10-year fixed account option.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           APPENDIX C - PREMIUM TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Premium taxes vary according to the state and are subject to change without notice. In many states, there is no tax at all. Listed below are the current premium tax rates in those states that assess a premium tax. For current information, you should consult your tax adviser.

                                                              QUALIFIED    NON-QUALIFIED
                           STATE                              CONTRACT       CONTRACT
========================================================================================
California                                                        .50%          2.35%
----------------------------------------------------------------------------------------
Maine                                                               0%             2%
----------------------------------------------------------------------------------------
Nevada                                                              0%           3.5%
----------------------------------------------------------------------------------------
South Dakota                                                        0%          1.25%
----------------------------------------------------------------------------------------
West Virginia                                                       1%             1%
----------------------------------------------------------------------------------------
Wyoming                                                             0%             1%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the PolarisAmerica Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip


Date:  ------------------------------------   Signed:  ---------------------------------------

   Return to: Anchor National Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                            VARIABLE SEPARATE ACCOUNT



               (Portion relating to the PolarisII/PolarisAmerica
                               Variable Annuity)










This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated December 26, 2000, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299




                               December 26, 2000

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----

Separate Account                                                              3

General Account                                                               3

Performance Data                                                              4

Income Payments                                                               8

Annuity Unit Values                                                           9

Taxes                                                                        12

Distribution of Contracts                                                    16

Financial Statements                                                         16

                                SEPARATE ACCOUNT


        Variable Separate Account was originally established by Anchor National Life Insurance Company (the "Company") on June 25, 1981, pursuant to the provisions of California law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

        The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

        The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

        The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

        Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Income Payments).


                                 GENERAL ACCOUNT


        The general account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the 1, 3, 5, 7 or 10 year fixed account options and the DCA accounts for 6-month and 1-year periods available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

        The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                                PERFORMANCE DATA


        From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

        In addition, the separate account may advertise "total return" data for its other Variable Portfolios. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

        For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding underlying funds of Anchor Series Trust, SunAmerica Series Trust and Nations Annuity Trust modified to reflect the charges and expenses as if the Separate Account Variable Portfolio had been in existence since the inception date of each respective Anchor Series Trust, SunAmerica Series Trust and Nations Annuity Trust underlying fund. In some cases a particular Variable Portfolio may have been available in another contract funded through this separate account. If the Variable Portfolio was incepted in this separate account prior to the offering of this contract, we report standardized contract performance adjusted for the fees and charges on this contract. Performance figures similarly adjusted but based on underlying SunAmerica Series Trust, Anchor Series Trust and Nations Annuity Trust performance (outside of this separate account) should not be construed to be actual historical performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of Anchor Series Trust, SunAmerica Series Trust and Nations Annuity Trust, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). Anchor Series Trust, SunAmerica Series Trust and Nations Annuity Trust have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

        Performance data for the various Variable Portfolios are computed in the manner described below.


CASH MANAGEMENT PORTFOLIO

        The annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 1999 were 4.57% and 4.68%, respectively.

               Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:


               For contracts without the Principal Rewards Program

               Base Period Return = (EV-SV-CMF)/(SV)

               For contracts with the Principal Rewards Program:

               Base Period Return = (EV-SV-CMF+E)/SV




        where:

               SV = value of one Accumulation Unit at the start of a 7 day period

               EV = value of one Accumulation Unit at the end of the 7 day period

              CMF = an allocated portion of the $35 annual contract maintenance fee, prorated for 7 days

                E =   Enhancement Rate Payment, prorated for 7 days

        The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the charge is proportional to the percentage of the number of contract owners' accounts that have money allocated to that Variable Portfolio. The portion of the charge allocable to the Cash Management Portfolio is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

        The current yield is then obtained by annualizing the Base Period
Return:

               Current Yield = (Base Period Return) x (365/7)

        The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

               Effective Yield = [(Base Period Return + 1)365/7 - 1]

        The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

        Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.


OTHER VARIABLE PORTFOLIOS

        The Variable Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return."

        The total returns since each Variable Portfolio's inception date, for a 1-year period and, if applicable, for a 5-year period, are shown on the following page, both with and without an assumed complete redemption at the end of the stated period.

        These rates of return do not reflect election of Estate Advantage. These rates of return would be lower if Estate Advantage were included in the calculation.
                                       6

                                   POLARIS II
                            STANDARDIZED PERFORMANCE
                CONTRACTS WITHOUT THE PRINCIPAL REWARDS PROGRAM:
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 1999
                           (WITH/WITHOUT REDEMPTION)


                                   SEPARATE ACCOUNT              1 YEAR                   5 YEAR            SINCE INCEPTION
                                      INCEPTION         ------------------------    ------------------     -------------------
VARIABLE PORTFOLIO                       DATE           WITH         WITHOUT         WITH     WITHOUT      WITH        WITHOUT
------------------                 ----------------     ----         -------         ----     -------      ----        -------
Capital Appreciation                    2/12/93         58.30        65.30           31.80      32.00      23.57        23.62
Growth                                  2/19/93         17.95        24.95           25.28      25.52      18.67        18.72
Natural Resources                      10/31/94         31.28        39.28            5.20       5.69       3.94         4.26
Government & Quality Bond               2/22/93        -10.15        -3.15            5.48       5.96       4.05         4.17
------------------------------------------------------------------------------------------------------------------------------
Technology
Emerging Markets                         6/2/97         67.55        74.55             N/A        N/A       0.92         2.80
International Diversified Equities     10/31/94         15.60        22.60           11.44      11.82      10.36        10.62
Global Equities                          2/9/93         21.87        28.87           18.10      18.40      15.10        15.16
International Growth and Income          6/2/97         15.29        22.29             N/A        N/A      12.53        14.12
Growth Opportunities
Aggressive Growth                        6/3/96         74.80        81.80             N/A        N/A      27.53        28.12
MFS Mid-Cap Growth                       4/1/99           N/A          N/A             N/A        N/A      56.03        63.03
Real Estate                              6/2/97        -15.98        -8.98             N/A        N/A      -6.60        -4.48
Blue Chip Growth
Putnam Growth                            2/9/93         20.69        27.69           26.08      26.32      18.08        18.13
Goldman Sachs Research
Alliance Growth                          2/9/93         24.04        31.04           35.37      35.55      25.68        25.71
"Dogs" of Wall Street                    4/1/98        -15.57        -8.57             N/A        N/A      -9.63        -5.99
Davis Venture Value                    10/31/94          7.33        14.33           22.74      23.00      21.73        21.90
Federated Value                          6/3/96         -2.47         4.53             N/A        N/A      14.96        15.73
MFS Growth and Income*                   2/9/93         -2/72         4.28           18.75      19.05      13.17        13.24
Growth-Income                            2/9/93         21.03        28.03           28.28      28.50      20.28        20.33
Telecom Utility                          6/3/96         -6.84         0.16             N/A        N/A      11.34        12.18
Asset Allocation                         7/1/93          0.76         7.76           13.50      13.85      10.94        11.03
MFS Total Return**                     10/31/94         -5.75         1.25           12.89      13.26      12.45        12.68
SunAmerica Balanced                      6/3/96         12.49        19.49             N/A        N/A      20.12        20.82
Worldwide High Income                  10/31/94         10.37        17.37            9.45       9.86       8.75         9.03
High-Yield Bond                          2/9/93        -10.38        -3.38            6.97       7.42       5.76         5.86
Corporate Bond                           7/1/93        -10.38        -3.38            5.09       5.58       3.62         3.74
Global Bond                              7/1/93         -9.57        -2.57            7.04       7.49       5.21         5.32

*       Formerly named Growth/Phoenix and managed by Phoenix Investment Counsel,
        Inc.

**      Formerly named Balanced/Phoenix and managed by Phoenix Investment
        Counsel, Inc.

+       Not available for sale until July 5, 2000.



                                   POLARIS II
                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                CONTRACTS WITHOUT THE PRINCIPAL REWARDS PROGRAM:
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 1999


                               UNDERLYING FUND
                                  INCEPTION                              SINCE
    PORTFOLIO                        DATE            10 YEAR           INCEPTION
    ---------                  ---------------       -------           ---------
Capital Appreciation               3/23/87            21.70              18.29
Growth                             8/13/84            15.68              14.87
Natural Resources                   1/1/88             4.28               5.77
Government and Quality Bond        8/13/84             5.84               7.39

     Total return figures are based on historical data and are not intended to indicate future performance.


                                   POLARIS II
                            STANDARDIZED PERFORMANCE
                 CONTRACTS WITH THE PRINCIPAL REWARDS PROGRAM:
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 1999
                        (RETURN WITH/WITHOUT REDEMPTION)


                                      SEPARATE ACCOUNT        1 YEAR                5 YEAR             SINCE INCEPTION
                                         INCEPTION       ------------------    -------------------     -----------------
     VARIABLE PORTFOLIO                    DATE           WITH      WITHOUT      WITH     WITHOUT       WITH      WITHOUT
     ------------------                 --------         ------     -------     ------    --------      ------    -------
Capital Appreciation                     2/12/93          59.61      68.61       32.13     32.53         23.81     23.97
Growth                                   2/19/93          18.46      27.46       25.54     26.02         18.85     19.06
Natural Resources                       10/31/94          33.06      42.06        5.15      6.11          3.85      4.67
Government & Quality Bond                2/22/93         -10.21      -1.21        5.43      6.38          4.01      4.47
------------------------------------------------------------------------------------------------------------------------
Technology
Emerging Markets                          6/2/97          69.04      78.04         N/A       N/A          0.59      3.59
International Diversified Equities      10/31/94          16.05      25.05       11.50     12.27         10.41     11.05
Global Equities                           2/9/93          22.45      31.45       18.27     18.87         15.24     15.49
International Growth and Income           6/2/97          15.73      24.73         N/A       N/A         12.47     15.00
Growth Opportunities
Aggressive Growth                         6/3/96          76.43      85.43         N/A       N/A         27.80     28.83
MFS Mid-Cap Growth                        4/1/99           N/A         N/A         N/A       N/A         57.29     66.29
Real Estate                               6/2/97         -16.14      -7.14         N/A       N/A         -7.13     -3.74
Blue Chip Growth
Putnam Growth                             2/9/93          21.24      30.24       26.35     26.82         18.26     18.48
Goldman Sachs Research
Alliance Growth                           2/9/93          24.66      33.66       35.73     36.08         25.93     26.08
"Dogs" of Wall Street                     4/1/98         -15.71      -6.71         N/A       N/A        -10.37     -4.91
Davis Venture Value                     10/31/94           7.61      16.61       22.97     23.49         21.95     22.37
Federated Value                           6/3/96          -2.38       6.62         N/A       N/A         15.03     16.37
MFS Growth and Income*                    2/9/93          -2.63       6.37       18.93     19.53         13.30     13.57
Growth-Income                             2/9/93          21.59      30.59       28.57     29.01         20.48     20.68
Telecom Utility                           6/3/96          -6.84       2.16         N/A       N/A         11.34     12.80
Asset Allocation                          7/1/93           0.92       9.92       13.60     14.31         11.03     11.37
MFS Total Return**                      10/31/94          -5.72       3.28       12.98     13.71         12.53     13.12
SunAmerica Balanced                       6/3/96          12.88      21.88         N/A       N/A         20.29     21.49
Worldwide High Income                   10/31/94          10.72      19.72        9.48     10.30          8.77      9.45
High-Yield Bond                           2/9/93          -2.05       6.95        6.95      7.85          5.76      6.17
Corporate Bond                            7/1/93         -10.45      -1.45        5.03      6.00          3.56      4.06
Global Bond                               7/1/93          -9.62      -0.62        7.02      7.92          5.19      5.65

*   Formerly named Growth/Phoenix and managed by Phoenix Investment Counsel,
    Inc.

**  Formerly named Balanced/Phoenix and managed by Phoenix Investment Counsel,
    Inc.

+   Not available for sale until July 5, 2000.



                                   POLARIS II
                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                 CONTRACTS WITH THE PRINCIPAL REWARDS PROGRAM:
                     TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 1999




                                          UNDERLYING FUND
    VARIABLE PORTFOLIO                    INCEPTION DATE       10 YEAR      SINCE FUND INCEPTION
    ------------------                    ---------------       -------     --------------------
Capital Appreciation Portfolio                3/23/87            21.94           18.48
Growth Portfolio                              8/13/84            15.91           15.02
Natural Resource Portfolio                     1/1/88             4.50            5.95
Government and Quality Bond Portfolio         8/13/84             6.05            7.53

                                 POLARISAMERICA
                            STANDARDIZED PERFORMANCE
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 1999
                           (WITH/WITHOUT REDEMPTION)


                                   SEPARATE ACCOUNT          1 YEAR                 5 YEAR               SINCE INCEPTION
                                       INCEPTION     -----------------------    ------------------    ---------------------
         VARIABLE PORTFOLIO              DATE            WITH       WITHOUT      WITH     WITHOUT       WITH       WITHOUT
         ------------------          -------------      --------    -------     ------    --------      ------     --------
Government & Quality Bond               2/22/93           -10.15      -3.15       5.48        5.96        4.05         4.17
----------------------------------------------------------------------------------------------------------------------------
Emerging Markets                          6/2/97           67.55      74.55        N/A         N/A        0.92         2.80
Global Equities                           2/9/93           21.87      28.87      18.10       18.40       15.10        15.16
International Growth and Income           6/2/97           15.29      22.29        N/A         N/A       12.53        14.12
Aggressive Growth                         6/3/96           74.80      81.80        N/A         N/A       27.53        28.12
Blue Chip Growth+                        7/10/00             N/A        N/A        N/A         N/A         N/A          N/A
Putnam Growth                             2/9/93           20.69      27.69      26.08       26.32       18.08        18.13
Growth-Income                             2/9/93           21.03      28.03      28.28       28.50       20.28        20.33
SunAmerica Balanced                       6/3/96           12.49      19.49        N/A         N/A       20.12        20.82
Global Bond                               7/1/93           -9.57      -2.57       7.04        7.49        5.21         5.32
Nations Aggressive Growth*                ______           _____      _____      _____       _____       _____        _____
Nations Managed Index*                    ______           _____      _____      _____       _____       _____        _____
Nations Value*                            ______           _____      _____      _____       _____       _____        _____
Nations International Value*              ______           _____      _____      _____       _____       _____        _____
Nations Marsico Focused Equities*         ______           _____      _____      _____       _____       _____        _____
Nations Marsico Growth & Income*          ______           _____      _____      _____       _____       _____        _____
Nations High Yield Bond*                  ______           _____      _____      _____       _____       _____        _____

+  Not available for sale until July 5, 2000.

*  Not available for sale until October   , 2000.


                                 POLARISAMERICA
                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 1999

                                   UNDERLYING FUND
                                      INCEPTION                                      SINCE FUND
       PORTFOLIO                         DATE        1 YEAR        10 YEAR            INCEPTION
       ---------                      ---------     --------       --------           ---------
Government and Quality Bond           8/13/84         -3.15          5.84                7.39
Nations Aggressive Growth             3/26/98          8.14           N/A                7.59
Nations Managed Index                 3/26/98         16.66           N/A               15.27
Nations Value                         3/26/98          0.89           N/A                2.35
Nations International Value           5/1/00           N/A            N/A                 N/A
Nations Marsico Focused Equities      3/26/98         51.67           N/A               46.22
Nations Marsico Growth & Income       3/26/98         53.49           N/A               41.72
Nations High Yield Bond               5/1/00           N/A            N/A                 N/A

Total return figures are based on historical data and are not intended to indicate future performance.

        Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:


               For contracts without the Principal Rewards program:
                     n
               P(1+T)  = ERV
               For contracts with the Principal Rewards Program
                            n
               [P(1+E)](1+T)  = ERV

where:         P =    a hypothetical initial payment of $1,000
               T =    average annual total return
               n =    number of years
             ERV =    ending redeemable value of a hypothetical $1,000 payment
                      made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).
               E =    Payment Enhancement Rate


        The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.


                                 INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS

        The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity option selected.

        The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of

Annuity Units determined for the first variable Income Payment remains constant for the second and subsequent monthly variable Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

        For fixed Income Payments, the amount of the second and each subsequent monthly Income Payment is the same as that determined above for the first monthly payment.

        For variable Income Payments, the amount of the second and each subsequent monthly Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Income Payment is due.



INCOME PAYMENTS UNDER THE INCOME PROTECTOR FEATURE

        If contract holders elect to begin Income Payments using the Income Protector feature, the income benefit base is determined as described in the prospectus. The initial Income Payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the Income Option selected.

        The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly payment.

                               ANNUITY UNIT VALUES

        The value of an Annuity Unit is determined independently for each Variable Portfolio.

        The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

        The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

        For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the

Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

        The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

        The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

        (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

        (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

        The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

        ILLUSTRATIVE EXAMPLE

        Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                      NIF = ($11.46/$11.44)

                             = 1.00174825

        The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                         (1/12)
               1/[(1.035)      ] = 0.99713732

        In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

        To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

        The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.


VARIABLE INCOME PAYMENTS

        ILLUSTRATIVE EXAMPLE

        Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is $13.327695.

        P's first variable Income Payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = $4.92 x ($116,412.31/$1,000) = $572.75

        The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

             Annuity Units = $572.75/$13.256932 = 43.203812

        P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

             Second Payment = 43.203812 x $13.327695 = $575.81

        The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

        Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.


                                      TAXES

GENERAL

        Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as Income Payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

        For Income Payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the contract bears to the total value of Income Payments for the term of the annuity contract. The taxable portion is taxed at ordinary income tax rates. Owners, Annuitants and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions under the retirement plan under which the contracts are purchased.

        The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

        The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

        An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code (other than (1) Income Payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

        Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

        Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

        The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

MULTIPLE CONTRACTS

        Multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. The Company believes that Congress intended to affect the purchase of multiple deferred annuity contracts which may have been purchased to avoid withdrawal income tax treatment. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

        An assignment of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

PARTIAL 1035 EXCHANGES

        Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiesence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.


QUALIFIED PLANS

        The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

        Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

        Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

        (a)    H.R. 10 PLANS

               Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans on such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (b)    TAX-SHELTERED ANNUITIES

               Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (c)    INDIVIDUAL RETIREMENT ANNUITIES

               Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.


        (d)    ROTH IRAS

               Section 408(a) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the taxes on the resulting income may be spread over four years if the conversion occurs before January 1, 1999. If and when the contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

        (e)    CORPORATE PENSION AND PROFIT-SHARING PLANS

               Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (f)    DEFERRED COMPENSATION PLANS - SECTION 457

               Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a 457 plan all the plan assets shall remain solely the property of the employer, subject only to the claims of the employer's general creditors until such time as made available to an owner or a Beneficiary. As of January 1, 1999, all 457 plans of state and local governments must hold assets and income in trust (or custodial accounts or an annuity contract) for the exclusive benefit of participants and their Beneficiaries.


                            DISTRIBUTION OF CONTRACTS

        The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.


                              FINANCIAL STATEMENTS

        The audited consolidated financial statements of the Company as of December 31, 1999, December 31, 1998 and September 30, 1998 and for the year ended December 31, 1999, for the three months ended December 31, 1998 and for each of the two fiscal years in the period ended September 30, 1998 are incorporated by reference to this Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the 1, 3, 5, 7 or 10 year fixed account options and the DCA accounts for 6-month and 1-year periods.

        Effective December 31, 1999, Variable Separate Account changed its fiscal year end from November 30, to December 31. Reflecting this change, included in this Statement of Additional Information are the Variable Separate Account (portion relating to the Polaris II Variable Annuity) audited financial statements as of and for the one month period ended December 31, 1999 and as of November 30, 1999 and for each of the two fiscal years in the period ended November 30, 1999. Sale of the PolarisAmerica contracts did not yet begin until October 2000. Therefore, financial statements for Variable Separate Account (portion relating to the PolarisAmerica Variable Annuity) are incorporated by reference.

                           PART C - OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

(a)    Financial Statements


       The following financial statements to this Registration Statement are incorporated by reference to Post-Effective Amendment 14 and 15 filed on September 26, 2000:


               Audited consolidated financial statements of Anchor National Life Insurance Company as of December 31, 1999, December 31, 1998 and September 30, 1998 and for the year ended December 31, 1999, for the three months ended December 31, 1998 and for each of the two fiscal years in the period ended September 30, 1998.

               Audited Financial Statements of Variable Separate Account (Portion relating to the Polaris II Variable Annuity) for the one month ended December 31, 1999 and for each of the two fiscal years in the period ended November 30, 1999.


               Audited Financial Statements of Variable Separate Account (Portion Relating to the PolarisAmerica Variable Annuity) are not contained herein as sales of these contracts did not begin until October 2000.


(b)    Exhibits
----------------
(1)  Resolution Establishing Separate Account....          ***
(2)  Form of Custody Agreements..................          ***
(3)  (a) Form of Distribution Contract...........          ***
     (b) Selling Agreement.......................          ***
(4)  Variable Annuity Contract
     (a) Group Annuity Certificate...............          ****
     (b) Individual Annuity Contract.............          ****
     (c) (Principal Rewards) Group Annuity
         Certificate.............................          *****
     (d) (Principal Rewards) Individual Annuity
         Contract................................          *****
(5)  Application for Contract
     (a) Participant Enrollment Form.............          *****
     (b) Annuity Application.....................          *****
(6)  Depositor - Corporate Documents
     (a) Certificate of Incorporation............          ***
     (b) By-Laws.................................          ***
(7)  Reinsurance Contract........................
(8)  Form of Fund Participation Agreement
     (a) Anchor Series Trust Fund Participation
         Agreement...............................          ***
     (b) SunAmerica Series Trust Fund
         Participation Agreement.................          ***
(9)  Opinion of Counsel..........................          ***
     Consent of Counsel..........................          ***
(10) Consent of Independent Accountants..........          N/A
(11) Financial Statements Omitted from Item 23...          **
(12) Initial Capitalization Agreement............          **
(13) Performance Computations....................          **
(14) Diagram and Listing of All Persons Directly
     or Indirectly Controlled By or Under Common
     Owner Control with Anchor National Life
     Insurance Company, the Depositor of
     Registrant..................................          +
(15) Powers of Attorney..........................          ++

-------------
*     Filed Herewith
**    Not Applicable
*** Filed April 18, 1997, as part of the Initial Registration Statement to this Registration Statement.
**** Filed March 20, 1998 as part of Post-Effective Amendment Numbers 2 and 3 to this Registration Statement.
***** Filed April 1, 1999, as part of Post-Effective Amendment Numbers 7 and 8 to this Registration Statement.
+ Filed April 17, 2000, as part of Post-Effective Amendment Numbers 12 and 13 to this Registration Statement.
++ Filed July 3, 2000, as part of Post-Effective Amendment Numbers 13 and 14 to this Registration Statement.

Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

        The officers and directors of Anchor National Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


Name                                Position
Eli Broad                    Chairman and Chief Executive Officer
Jay S. Wintrob               Director and President
James R. Belardi             Director and Senior Vice President
Jana W. Greer                Director and Senior Vice President
Marc H. Gamsin               Director and Senior Vice President
N. Scott Gillis              Director and Senior Vice President
Edwin R. Raquel              Senior Vice President and Chief Actuary
P. Daniel Demko, Jr.         Vice President
J. Franklin Grey             Vice President
Kevin J. Hart                Vice President
Maurice Hebert               Vice President and Controller
Edward P. Nolan              Vice President
Gregory M. Outcalt           Senior Vice President
Stewart R. Polakov           Vice President
Scott H. Richland            Vice President
Lawrence M. Goldman          Vice President and Assistant Secretary
Christine A. Nixon           Vice President and Secretary
Virginia N. Puzon            Assistant Secretary
P. Daniel Demko, Jr.         Vice President
J. Franklin Grey             Vice President
Kevin J. Hart                Vice President
Maurice Hebert               Vice President and Controller
Edward P. Nolan              Vice President
Gregory M. Outcalt           Senior Vice President
Stewart R. Polakov           Vice President
Scott H. Richland            Vice President
Lawrence M. Goldman          Vice President and Assistant Secretary
Christine A. Nixon           Vice President and Secretary
Virginio N. Puzon            Assistant Secretary

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant
        The Registrant is a separate account of Anchor National Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor of Registrant, see Exhibit 14 of Post Effective Amendment Numbers 12 and 13 to the Registration Statement filed on April 17, 2000 which is incorporated herein by reference. As of January 4, 1999, Anchor National became an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787 filed March 30, 2000.

Item 27.  Number of Contract Owners

          As of August 31, 2000, the number of Contracts funded by the Variable Separate Account of Anchor National Life Insurance Company (Portion relating to the Polaris II Variable Annuity) was 129,642, of which 73,943 were Qualified Contracts and 55,699 were Nonqualified Contracts


Item 28.  Indemnification

          None.


Item 29.  Principal Underwriter

        SunAmerica Capital Services, Inc. serves as distributor to the Registrant, Presidential Variable Account One, FS Variable Separate Account, Variable Annuity Account One, FS Variable Annuity Account One, Variable Annuity Account Four, Variable Annuity Account Five and Variable Annuity Account Seven. SunAmerica Capital Services, Inc. also serves as the underwriter to the SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Money Market Funds, Inc., Style Select Series, Inc. and the SunAmerica Strategic Investment Series, Inc., all issued by SunAmerica Asset Management Corp.

        Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.


        Name                        Position with Distributor
        ----                        -------------------------
        J. Steven Neamtz            Director and President
        Robert M. Zakem             Director, Executive Vice
                                       President, General Counsel
                                       and Assistant Secretary
        Peter A. Harbeck            Director
        Debbie Potash-Turner        Controller
        James Nichols               Vice President
        Virginia N. Puzon           Assistant Secretary


                  Net
                  Distribution     Compensation
Name of           Discounts and    on Redemption   Brokerage
Distributor       Commissions      Annuitization   Commission    Commissions*
------------      --------------   -------------   -----------   ------------
SunAmerica        None             None            None          None
 Capital
 Services, Inc.

------------------
* Distribution fee is paid by Anchor National Life Insurance Company.


Item 30.  Location of Accounts and Records

        Anchor National Life Insurance Company, the Depositor for the Registrant, is located at 1 SunAmerica Center, Los Angeles, California 90067-6022. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

        State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.


Item 31.  Management Services

        Not Applicable.


Item 32.  Undertakings

        Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.




Item 33.  Representation

     A. The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
        Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

     B. REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: The Company represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies it meets the requirements of Securities
Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 1st day of November, 2000.



                      VARIABLE SEPARATE ACCOUNT
                             (Registrant)

                      By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             (Depositor)


                      By:  /s/ JAY S. WINTROB
                         ----------------------------------------
                             Jay S. Wintrob
                             President

                      By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                          (Depositor, on behalf of itself and Registrant)


                      By:   /s/ JAY S. WINTROB
                         ----------------------------------------
                             Jay S. Wintrob
                             President


        As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                     TITLE                                  DATE
ELI BROAD*                    Chief Executive Officer          November 1, 2000
------------------------      and Chairman of the
Eli Broad                     Board (Principal Executive
                              Officer)


MARC H. GAMSIN*               Senior Vice President and        November 1, 2000
------------------------      Director
Marc H. Gamsin


N. SCOTT GILLIS*              Senior Vice President            November 1, 2000
------------------------      and Director (Principal
N. Scott Gillis               Financial Officer)


MAURICE HEBERT*               Vice President and Controller    November 1, 2000
------------------------      (Principal Accounting Officer)
Maurice Hebert


JAMES R. BELARDI*             Senior Vice President &          November 1, 2000
------------------------      Director
James R. Belardi



JANA W. GREER*                Senior Vice President &          November 1, 2000
------------------------      Director
Jana W. Greer




JAY S. WINTROB*                   President and Director        November 1, 2000
-----------------------------
Jay S. Wintrob


* By: /s/ CHRISTINE A. NIXON      Attorney-in-Fact
     -----------------------
          Christine A. Nixon

Date:  November 1, 2000
